UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603
(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1. Reports to Stockholders.

(a)

INNOVATOR

Semi-Annual Report

INNOVATOR MSCI EAFE DEFINED OUTCOME ETFS
INNOVATOR MSCI EMERGING MARKETS DEFINED OUTCOME ETFS
INNOVATOR NASDAQ-100 DEFINED OUTCOME ETFS
INNOVATOR RUSSELL 2000 DEFINED OUTCOME ETFS
INNOVATOR TREASURY BOND DEFINED OUTCOME ETFS
INNOVATOR STACKER DEFINED OUTCOME ETFS
INNOVATOR ACCELERATED DEFINED OUTCOME ETFS

April 30, 2021
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	7
Expense Example	55
Schedules of Investments and Options Written	58
Statements of Assets and Liabilities	114
Statements of Operations	134
Statements of Changes in Net Assets	154
Financial Highlights	174
Notes to Financial Statements	194
Trustees and Officers	221
Board Considerations Regarding Approval of Investment Management Agreement	223
Additional Information	235

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended April 30, 2021.

What a difference a year makes. This time last year, the stock market was struggling to get out of a bear market. Millions of Americans were losing their jobs. The country was in lockdown due to the pandemic, and people had to wear masks in public at all times. The outlook for the economy was dire and the nation was sorely divided over the presidential election.

Today, the severe impact of Covid is fading away. The stock market has not only recovered but has soared to new heights. The economy has rebounded, growing over the last three quarters at its fastest pace in 70 years. And there was a peaceful, albeit slightly extended, transition of power in the White House.

Life is getting back to normal – of a sort – even if there are longer-lasting changes to the post-Covid world.

In 2020, we were pleased to see that Innovator ETFs performed true to design by mitigating the declines of a bear market. Thank you for staying with us as market uncertainty tested the resiliency of our ETFs.

Looking ahead, we see the potential for a lower-return environment, signaled by historically high equity market valuations and continued low bond yields. Our Defined Outcome ETFs seek to continue to buffer client portfolios on the downside while letting them stay invested in equities.

We are pleased to report that the Innovator Stacker ETF series, which we introduced to you last October, provided enhanced upside from the broader U.S. equity market in the past six months. Stackers seek to offer a combined upside exposure to the S&P 500, Nasdaq 100, and, in the case of the Triple Stacker, also the Russell 2000, while reflecting the downside of just the S&P 500.

Innovator’s Russell 2000, MSCI EAFE, MSCI Emerging Markets, and Nasdaq 100 Power Buffer ETFs performed true to design, bringing in upside exposure to their underlying benchmark indices while mitigating market swings. Meanwhile, in the face of the 21st century’s sharpest increase in long-term Treasury yields, our 20+ Treasury Bond 9 Buffer ETF and 20+ Treasury Bond 5 Floor ETF mitigated the downside with their built-in risk management features.

3

Letter to Shareholders (Unaudited) (Continued)

BUFFER:

Innovator's Buffer ETFs were the first Defined Outcome ETFs to come to market. In exchange for capped upside, they offer built-in buffers against downside loss. Innovator offers buffers of 9%, 15% or 30%, across all 12 calendar months.

STACKER:

Innovator's Stacker ETFs provide capped upside exposure to SPY, QQQ and IWM, and downside exposure to SPY only.

ACCELERATED:

Innovator's Accelerated ETFs are designed to offer 2x or 3x the upside return of SPY (SPDR S&P 500 ETF Trust) or QQQ (Invesco QQQ Trust), to a cap, with single exposure on the downside, over a 3-month or 1-year outcome period.

As always, all of us at Innovator thank you for your patronage. We will continue to work hard to earn your trust and support.

Looking forward to even better times ahead,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2021 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Funds are designed to provide point-to-point exposure to the price return of a reference asset via a basket of Flex Options over a one year or three month outcome period. As a result, the ETFs are not expected to move directly in line with the reference asset during the interim period. The funds have characteristics unlike other traditional investment products and may not be suitable for all investors. Please see "investor suitability" in the prospectus.

4

Letter to Shareholders (Unaudited) (Continued)

Investing involves risks. Loss of principal is possible. The Funds face numerous market trading risks, including active markets risk, authorized participation concentration risk, buffered loss risk, cap change risk, capped upside return risk, correlation risk, liquidity risk, management risk, market maker risk, market risk, non-diversification risk, operation risk, options risk, trading issues risk, upside participation risk and valuation risk. For a detail list of fund risks see the prospectus.

Foreign and Emerging Markets Risk Non-U.S. securities and Emerging Markets are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Technology Sector Risk Companies in the technology sector are often smaller and can be characterized by relatively higher volatility in price performance when compared to other economic sectors. They can face intense competition which may have an adverse effect on profit margins.

Small Cap Risk Small cap companies may be more volatile and susceptible to adverse developments than their mid and large cap counterpart. In addition, the small cap companies may be less liquid than larger companies.

FLEX Options Risk The Funds will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (OCC). In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Stacker ETF Risk While the Funds will not participate in any QQQ or IWM ETF (as applicable) losses over the duration of the Outcome Period as whole, a decrease in the value of the QQQ or IWM ETF share price will cause a decrease in the Fund’s NAV while an Outcome Period is ongoing. In the event an Outcome Period has begun, and the QQQ or IWM ETF share price has increased in value, such an increase will be reflected in the value of the Fund’s purchased call option on the QQQ or IWM ETF. Accordingly, in the event that the QQQ or IWM ETF share price were to subsequently decrease in value, that decrease would also be reflected in the value of that option, and therefore the Fund’s NAV. An investor that purchases Fund Shares after the QQQ or IWM ETF has increased in value during an Outcome Period may be negatively affected by future decreases during the remainder of the Outcome Period.

5

Letter to Shareholders (Unaudited) (Continued)

Fund shareholders are subject to an upside return cap (Cap) that represents the maximum percentage return an investor can achieve from an investment in the funds' for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund's position relative to it, should be considered before investing in the Fund. The Funds' website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

Some of the Funds seek to provide a buffer or floor level against Index losses during the Outcome Period; however, the Funds only seek to provide that respective level of buffer or floor level for those shareholders that hold shares for the entire Outcome Period. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond any pre-determined buffer or floor, an investor purchasing shares at that price may not benefit from the buffer or floor, as applicable. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer or floor until the Fund’s value has decreased to its value at the commencement of the Outcome Period.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

6

INNOVATOR MSCI EAFE POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI EAFE Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2021 as compared with the MSCI EAFE Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator MSCI EAFE Power Buffer ETF - January
NAV Return	17.56%	5.56%
Market Return	18.21%	6.02%
MSCI EAFE Index - Price Return	36.85%	8.42%
MSCI EAFE Index - Total Return	39.88%	11.01%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR MSCI EAFE POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJAN.

8

INNOVATOR MSCI EAFE POWER BUFFER ETF - APRIL

Fund Performance
April 30, 2021 (Unaudited)

Total Returns as of April 30, 2021
Since Inception (a)
Innovator MSCI EAFE Power Buffer ETF - April
NAV Return	1.22%
Market Return	1.81%
MSCI EAFE Index - Price Return	2.73%
MSCI EAFE Index - Total Return	3.01%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IAPR.

9

INNOVATOR MSCI EAFE POWER BUFFER ETF - JULY

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI EAFE Power Buffer ETF - July from its inception (June 28, 2019) to April 30, 2021 as compared with the MSCI EAFE Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator MSCI EAFE Power Buffer ETF - July
NAV Return	11.69%	3.93%
Market Return	11.14%	3.65%
MSCI EAFE Index - Price Return	36.85%	9.41%
MSCI EAFE Index - Total Return	39.88%	11.89%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.86%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

10

INNOVATOR MSCI EAFE POWER BUFFER ETF - JULY

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJUL.

11

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI Emerging Markets Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2021 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator MSCI Emerging Markets Power Buffer ETF - January
NAV Return	25.31%	10.35%
Market Return	26.11%	10.45%
MSCI Emerging Markets Index - Price Return	45.70%	15.32%
MSCI Emerging Markets Index - Total Return	48.71%	17.55%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

12

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return  include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJAN.

13

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - APRIL

Fund Performance
April 30, 2021 (Unaudited)

Total Returns as of April 30, 2021
Since Inception (a)
Innovator MSCI Emerging Markets Power Buffer ETF - January
NAV Return	0.56%
Market Return	1.12%
MSCI Emerging Markets Index - Price Return	2.37%
MSCI Emerging Markets Index - Total Return	2.49%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return  include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EAPR.

14

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI Emerging Markets Power Buffer ETF - July from its inception (June 28, 2019) to April 30, 2021 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator MSCI Emerging Markets Power Buffer ETF - July
NAV Return	11.96%	3.44%
Market Return	11.15%	3.30%
MSCI Emerging Markets Index - Price Return	45.70%	14.23%
MSCI Emerging Markets Index - Total Return	48.71%	16.67%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.90%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

15

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJUL.

16

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - January
NAV Return	13.48%	10.21%
Market Return	13.18%	10.12%
NASDAQ-100 Index - Price Return	54.00%	41.47%
NASDAQ-100 Index - Total Return	55.23%	42.64%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

17

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJAN.

18

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Power Buffer ETF - April from its inception (March 31, 2020) to April 30, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - April
NAV Return	11.12%	15.53%
Market Return	10.52%	15.38%
NASDAQ-100 Index - Price Return	54.00%	69.84%
NASDAQ-100 Index - Total Return	55.23%	71.15%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

19

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NAPR.

20

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JULY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Power Buffer ETF - July from its inception (June 30, 2020) to April 30, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Total Returns as of April 30, 2021
Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - July
NAV Return	13.04%
Market Return	12.87%
NASDAQ-100 Index - Price Return	36.47%
NASDAQ-100 Index - Total Return	37.27%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

21

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JULY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJUL.

22

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Power Buffer ETF - October from its inception (September 30, 2019) to April 30, 2021 as compared with the NASDAQ-100 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - October
NAV Return	16.35%	14.03%
Market Return	16.05%	13.85%
NASDAQ-100 Index - Price Return	54.00%	44.36%
NASDAQ-100 Index - Total Return	55.23%	45.61%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.81%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

23

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NOCT.

24

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Russell 2000 Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2021 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator Russell 2000 Power Buffer ETF – January
NAV Return	30.48%	11.36%
Market Return	30.03%	11.20%
Russell 2000 Index – Price Return	72.92%	25.87%
Russell 2000 Index – Total Return	74.91%	27.39%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

25

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJAN.

26

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Russell 2000 Power Buffer ETF - April from its inception (March 31, 2020) to April 30, 2021 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - April
NAV Return	11.99%	16.67%
Market Return	11.86%	16.73%
Russell 2000 Index - Price Return	72.92%	86.72%
Russell 2000 Index - Total Return	74.91%	88.81%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

27

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KAPR.

28

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JULY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Russell 2000 Power Buffer ETF - July from its inception (June 30, 2020) to April 30, 2021 as compared with the Russell 2000 Index - Price Return and Total Return.

Total Returns as of April 30, 2021
Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - July
NAV Return	15.13%
Market Return	14.76%
Russell 2000 Index - Price Return	57.24%
Russell 2000 Index - Total Return	58.62%

(a) Inception date is June 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

29

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JULY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJUL.

30

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Russell 2000 Power Buffer ETF - October from its inception (September 30, 2019) to April 30, 2021 as compared with the Russell 2000 Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - October
NAV Return	18.11%	6.50%
Market Return	17.74%	6.32%
Russell 2000 Index - Price Return	72.92%	28.52%
Russell 2000 Index - Total Return	74.91%	30.13%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

31

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KOCT.

32

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – JULY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 5 Floor ETF - July from its inception (August 17, 2020) to April 30, 2021 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

Total Returns as of April 30, 2021
Since Inception (a)
Innovator 20+ Year Treasury Bond 5 Floor ETF - July
NAV Return	-5.33%
Market Return	-5.63%
ICE U.S. Treasury 20+ Year Index - Total Return	-14.71%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

33

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – JULY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TFJL.

34

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator 20+ Year Treasury Bond 9 Buffer ETF - July from its inception (August 17, 2020) to April 30, 2021 as compared with the ICE U.S. Treasury 20+ Year Index - Total Return.

Total Returns as of April 30, 2021
Since Inception (a)
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
NAV Return	-7.34%
Market Return	-7.57%
ICE U.S. Treasury 20+ Year Index - Total Return	-14.71%

(a) Inception date is August 17, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

35

INNOVATOR 20+ YEAR TREASURY BOND 9 BUFFER ETF – JULY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and ICE U.S. Treasury 20+ Year Index - Total Return include the reinvestment of all dividends, if any.

The ICE U.S. Treasury 20+ Year Bond Index is market value weighted and is designed to include U.S. dollar denominated, fixed rate U.S. Treasury market securities with minimum term to maturity greater than or equal to twenty years.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TBJL.

36

INNOVATOR DOUBLE STACKER ETF – JANUARY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker ETF - January from its inception (December 31, 2020) to April 30, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Total Return.

Total Returns as of April 30, 2021
Since Inception (a)
Innovator Double Stacker ETF - January
NAV Return	8.84%
Market Return	8.80%
S&P 500® Index - Price Return	11.32%
S&P 500® Index - Total Return	11.84%
NASDAQ-100 Index - Total Return	7.78%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

37

INNOVATOR DOUBLE STACKER ETF – JANUARY

Fund Performance
April 30, 2021 (Unaudited)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSJA.

38

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker ETF - October from its inception (September 30, 2020) to April 30, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Total Return.

Total Returns as of April 30, 2021
Since Inception (a)
Innovator Double Stacker ETF - October
NAV Return	17.63%
Market Return	17.77%
S&P 500® Index - Price Return	24.33%
S&P 500® Index - Total Return	25.43%
NASDAQ-100 Index - Total Return	21.89%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

39

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2021 (Unaudited)

The line graph and performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DSOC.

40

INNOVATOR TRIPLE STACKER ETF – JANUARY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Triple Stacker ETF - January from its inception (December 31, 2020) to April 30, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return, NASDAQ-100 Index - Total Return and Russell 2000 Index - Total Return.

Total Returns as of April 30, 2021
Since Inception (a)
Innovator Triple Stacker ETF - January
NAV Return	8.75%
Market Return	9.17%
S&P 500® Index - Price Return	11.32%
S&P 500® Index - Total Return	11.84%
NASDAQ-100 Index - Total Return	7.78%
Russell 2000 Index - Total Return	15.07%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

41

INNOVATOR TRIPLE STACKER ETF – JANUARY

Fund Performance

April 30, 2021 (Unaudited)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return, NASDAQ-100 Index - Total Return and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSJA.

42

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Triple Stacker ETF - October from its inception (September 30, 2020) to April 30, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return, NASDAQ-100 Index - Total Return and Russell 2000 Index - Total Return.

Total Returns as of April 30, 2021
Since Inception (a)
Innovator Triple Stacker ETF - October
NAV Return	16.96%
Market Return	16.94%
S&P 500® Index - Price Return	24.33%
S&P 500® Index - Total Return	25.43%
NASDAQ-100 Index - Total Return	21.89%
Russell 2000 Index - Total Return	51.16%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

43

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return, NASDAQ-100 Index - Total Return and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the  S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/TSOC.

44

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker 9 Buffer ETF - January from its inception (December 31, 2020) to April 30, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Total Return.

Total Returns as of April 30, 2021
Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - January
NAV Return	5.78%
Market Return	5.78%
S&P 500® Index - Price Return	11.32%
S&P 500® Index - Total Return	11.84%
NASDAQ-100 Index - Total Return	7.78%

(a) Inception date is December 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

45

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

Fund Performance
April 30, 2021 (Unaudited)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:
Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBJA.

46

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Double Stacker 9 Buffer ETF - October from its inception (September 30, 2020) to April 30, 2021 as compared with the S&P 500® Index - Total Return, S&P 500® Index - Price Return and NASDAQ-100 Index - Total Return.

Total Returns as of April 30, 2021
Since Inception (a)
Innovator Double Stacker 9 Buffer ETF - October
NAV Return	11.27%
Market Return	11.33%
S&P 500® Index - Price Return	24.33%
S&P 500® Index - Total Return	25.43%
NASDAQ-100 Index - Total Return	21.89%

(a) Inception date is September 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

47

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index - Total Return and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/DBOC.

48

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited)

Total Returns as of April 30, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated ETF - April
NAV Return	3.90%
Market Return	4.08%
S&P 500® Index - Price Return	5.24%
S&P 500® Index - Total Return	5.34%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDAP.

49

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited)

Total Returns as of April 30, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated Plus ETF - April
NAV Return	3.82%
Market Return	4.20%
S&P 500® Index - Price Return	5.24%
S&P 500® Index - Total Return	5.34%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XTAP.

50

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited)

Total Returns as of April 30, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
NAV Return	2.11%
Market Return	2.36%
S&P 500® Index - Price Return	5.24%
S&P 500® Index - Total Return	5.34%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XBAP.

51

INNOVATOR GROWTH ACCELERATED PLUS – APRIL

Fund Performance
April 30, 2021 (Unaudited)

Total Returns as of April 30, 2021
Since Inception (a)
Innovator Growth Accelerated Plus ETF - April
NAV Return	5.22%
Market Return	5.17%
NASDAQ-100 Index - Price Return	5.88%
NASDAQ-100 Index - Total Return	5.92%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/QTAP.

52

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Fund Performance
April 30, 2021 (Unaudited)

Total Returns as of April 30, 2021
Since Inception (a)
Innovator U.S. Equity Accelerated ETF - Quarterly
NAV Return	3.61%
Market Return	3.63%
S&P 500® Index - Price Return	5.24%
S&P 500® Index - Total Return	5.34%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDSQ.

53

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Fund Performance
April 30, 2021 (Unaudited)

Total Returns as of April 30, 2021
Since Inception (a)
Innovator Growth Accelerated ETF - Quarterly
NAV Return	4.81%
Market Return	4.88%
NASDAQ-100 Index - Price Return	5.88%
NASDAQ-100 Index - Total Return	5.92%

(a) Inception date is March 31, 2021.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/XDQQ.

54

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period to April 30, 2021 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period		Annualized Expense Ratio for the Period
Innovator MSCI EAFE Power Buffer ETF - January (NAV)	$1,000.00	$1,102.40	$4.43	(a)	0.85%
Innovator MSCI EAFE Power Buffer ETF - April (NAV)	1,000.00	1,012.20	0.70	(b)	0.85%
Innovator MSCI EAFE Power Buffer ETF - July (NAV)	1,000.00	1,077.60	4.38	(a)	0.85%
Innovator MSCI Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	1,120.90	4.68	(a)	0.89%
Innovator MSCI Emerging Markets Power Buffer ETF - April (NAV)	1,000.00	1,005.60	0.73	(b)	0.89%
Innovator MSCI Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,044.20	4.51	(a)	0.89%
Innovator Nasdaq-100 Power Buffer ETF - January (NAV)	1,000.00	1,062.10	4.04	(a)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - April (NAV)	1,000.00	1,046.70	4.01	(a)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - July (NAV)	1,000.00	1,087.90	4.09	(a)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - October (NAV)	1,000.00	1,126.40	4.17	(a)	0.79%
Innovator Russell 2000 Power Buffer ETF - January (NAV)	1,000.00	1,176.90	4.26	(a)	0.79%
Innovator Russell 2000 Power Buffer ETF - April (NAV)	1,000.00	1,047.60	4.01	(a)	0.79%
Innovator Russell 2000 Power Buffer ETF - July (NAV)	1,000.00	1,110.70	4.13	(a)	0.79%
Innovator Russell 2000 Power Buffer ETF - October (NAV)	1,000.00	1,109.30	4.13	(a)	0.79%
Innovator 20+ Year Treasury Bond 5 Floor ETF - July (NAV)	1,000.00	964.00	3.85	(a)	0.79%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	947.40	3.81	(a)	0.79%
Innovator Double Stacker ETF - January (NAV)	1,000.00	1,088.40	2.64	(c)	0.79%
Innovator Double Stacker ETF - October (NAV)	1,000.00	1,206.00	4.32	(a)	0.79%
Innovator Triple Stacker ETF - January (NAV)	1,000.00	1,087.50	2.64	(c)	0.79%
Innovator Triple Stacker ETF - October (NAV)	1,000.00	1,191.00	4.29	(a)	0.79%
Innovator Double Stacker 9 Buffer ETF - January (NAV)	1,000.00	1,057.80	2.61	(c)	0.79%
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	1,134.90	4.18	(a)	0.79%
Innovator U.S. Equity Accelerated ETF - April (NAV)	1,000.00	1,039.00	0.66	(b)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - April (NAV)	1,000.00	1,038.20	0.66	(b)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (NAV)	1,000.00	1,021.10	0.66	(b)	0.79%

55

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2021 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period		Annualized Expense Ratio for the Period
Innovator Growth Accelerated Plus ETF - April (NAV)	1,000.00	1,052.20	0.67	(b)	0.79%
Innovator U.S. Equity Accelerated ETF - Quarterly (NAV)	1,000.00	1,036.10	0.66	(b)	0.79%
Innovator Growth Accelerated ETF - Quarterly (NAV)	1,000.00	1,048.10	0.66	(b)	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 30/365 (to reflect the period since the Fund's inception).
(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 117/365 (to reflect the period since the Fund's inception).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

56

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2021 (Unaudited) (Continued)

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period (a)		Annualized Expense Ratio for the Period
Innovator MSCI EAFE Power Buffer ETF - January (NAV)	$1,000.00	$1,020.58	$4.26		0.85%
Innovator MSCI EAFE Power Buffer ETF - April (NAV)	1,000.00	1,020.58	4.26	(b)	0.85%
Innovator MSCI EAFE Power Buffer ETF - July (NAV)	1,000.00	1,020.58	4.26		0.85%
Innovator MSCI Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	1,020.38	4.46		0.89%
Innovator MSCI Emerging Markets Power Buffer ETF - April (NAV)	1,000.00	1,020.38	4.46	(b)	0.89%
Innovator MSCI Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,020.38	4.46		0.89%
Innovator Nasdaq-100 Power Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Nasdaq-100 Power Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Nasdaq-100 Power Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Nasdaq-100 Power Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Russell 2000 Power Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Russell 2000 Power Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Russell 2000 Power Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Russell 2000 Power Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator 20+ Year Treasury Bond 5 Floor ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Double Stacker ETF - January (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator Double Stacker ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Triple Stacker ETF - January (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator Triple Stacker ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator Double Stacker 9 Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator Double Stacker 9 Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96		0.79%
Innovator U.S. Equity Accelerated ETF - April (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator U.S. Equity Accelerated Plus ETF - April (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator Growth Accelerated Plus ETF - April (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator U.S. Equity Accelerated ETF - Quarterly (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%
Innovator Growth Accelerated ETF - Quarterly (NAV)	1,000.00	1,020.88	3.96	(b)	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).
(b)	For comparative purposes only as the Fund was not in operation for the full six month period.

57

INNOVATOR MSCI EAFE POWER BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.62% (a)(b)
CALL OPTIONS - 101.15%
EFA iShares MSCI EAFE ETF, Expires 12/31/2021, Strike Price $0.58	11,554	$90,248,294	$87,670,836
			87,670,836
PUT OPTIONS - 3.47%
EFA iShares MSCI EAFE ETF, Expires 12/31/2021, Strike Price $72.96	11,554	90,248,294	3,003,543
			3,003,543
TOTAL PURCHASED OPTIONS (Cost $88,959,483)			90,674,379

SHORT TERM INVESTMENTS - 0.61%	Principal Amount
Money Market Deposit Account - 0.61%
U.S. Bank Money Market Deposit Account, 0.003%(c)	$530,689		530,689
TOTAL SHORT TERM INVESTMENTS (Cost $530,689)			530,689

Total Investments (Cost $89,490,172) - 105.23%			91,205,068
Liabilities in Excess of Other Assets - (5.23)%			(4,532,165)
TOTAL NET ASSETS - 100.00%			$86,672,903

Asset Type	% of Net Assets
Purchased Options	104.62%
Short Term Investments	0.61
Total Investments	105.23
Liabilities in Excess of Other Assets	(5.23)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

58

INNOVATOR MSCI EAFE POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	12/31/2021	$79.40	11,554	$(90,248,294)	$(2,368,484)
					(2,368,484)
Put Options
EFA iShares MSCI EAFE ETF	12/31/2021	62.02	11,554	(90,248,294)	(2,102,251)
					(2,102,251)
Total Options Written (Premiums Received $5,436,367)					$(4,470,735)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

59

INNOVATOR MSCI EAFE POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.31% (a)(b)
CALL OPTIONS - 98.69%
EFA iShares MSCI EAFE ETF, Expires 3/31/2022, Strike Price $0.61	3,196	$24,963,956	$24,251,637
			24,251,637
PUT OPTIONS - 5.62%
EFA iShares MSCI EAFE ETF, Expires 3/31/2022, Strike Price $75.87	3,196	24,963,956	1,382,420
			1,382,420
TOTAL PURCHASED OPTIONS (Cost $25,734,663)			25,634,057

SHORT TERM INVESTMENTS - 0.81%	Principal Amount
Money Market Deposit Account - 0.81%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$198,780		198,780
TOTAL SHORT TERM INVESTMENTS (Cost $198,780)			198,780

Total Investments (Cost $25,933,443) - 105.12%			25,832,837
Liabilities in Excess of Other Assets - (5.12)%			(1,259,130)
TOTAL NET ASSETS - 100.00%			$24,573,707

Asset Type	% of Net Assets
Purchased Options	104.31%
Short Term Investments	0.81
Total Investments	105.12
Liabilities in Excess of Other Assets	(5.12)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

60

INNOVATOR MSCI EAFE POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EFA iShares MSCI EAFE ETF	3/31/2022	$83.08	3,196	$(24,963,956)	$(650,669)
					(650,669)
Put Options
EFA iShares MSCI EAFE ETF	3/31/2022	64.49	3,196	(24,963,956)	(597,775)
					(597,775)
Total Options Written (Premiums Received $1,242,608)					$(1,248,444)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

61

INNOVATOR MSCI EAFE POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 123.08% (a)(b)
CALL OPTIONS - 122.13%
MXEA MSCI EAFE Index, Expires 6/30/2021, Strike Price $1,071.33	340	$77,129,340	$40,378,679
			40,378,679
PUT OPTIONS - 0.95%
MXEA MSCI EAFE Index, Expires 6/30/2021, Strike Price $2,142.66	170	38,564,670	267,605
MXEA MSCI EAFE Index, Expires 6/30/2021, Strike Price $1,785.55	170	38,564,670	46,109
			313,714
TOTAL PURCHASED OPTIONS (Cost $34,060,368)			40,692,393

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,832		1,832
TOTAL SHORT TERM INVESTMENTS (Cost $1,832)			1,832

Total Investments (Cost $34,062,200) - 123.09%			40,694,225
Liabilities in Excess of Other Assets - (23.09)%			(7,631,948)
TOTAL NET ASSETS - 100.00%			$33,062,277

Asset Type	% of Net Assets
Purchased Options	123.08%
Short Term Investments	0.01
Total Investments	123.09
Liabilities in Excess of Other Assets	(23.09)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

62

INNOVATOR MSCI EAFE POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEA MSCI EAFE Index	6/30/2021	$2,142.66	170	$(38,564,670)	$(2,243,638)
MXEA MSCI EAFE Index	6/30/2021	1,942.14	170	(38,564,670)	(5,381,857)
					(7,625,495)
Put Options
MXEA MSCI EAFE Index	6/30/2021	1,517.72	170	(38,564,670)	(7,330)
MXEA MSCI EAFE Index	6/30/2021	1,071.33	340	(77,129,340)	(2,028)
					(9,358)
Total Options Written (Premiums Received $3,010,440)					$(7,634,853)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

63

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.94% (a)(b)
CALL OPTIONS - 99.68%
EEM iShares MSCI Emerging Markets ETF, Expires 12/31/2021, Strike Price $0.41	23,000	$124,154,000	$121,063,644
			121,063,644
PUT OPTIONS - 5.26%
EEM iShares MSCI Emerging Markets ETF, Expires 12/31/2021, Strike Price $51.67	23,000	124,154,000	6,387,755
			6,387,755
TOTAL PURCHASED OPTIONS (Cost $128,634,522)			127,451,399

SHORT TERM INVESTMENTS - 0.60%	Principal Amount
Money Market Deposit Account - 0.60%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$732,827		732,827
TOTAL SHORT TERM INVESTMENTS (Cost $732,827)			732,827

Total Investments (Cost $129,367,349) - 105.54%			128,184,226
Liabilities in Excess of Other Assets - (5.54)%			(6,730,301)
TOTAL NET ASSETS - 100.00%			$121,453,925

Asset Type	% of Net Assets
Purchased Options	104.94%
Short Term Investments	0.60
Total Investments	105.54
Liabilities in Excess of Other Assets	(5.54)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

64

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	12/31/2021	$57.02	23,000	$(124,154,000)	$(3,748,663)
					(3,748,663)
Put Options
EEM iShares MSCI Emerging Markets ETF	12/31/2021	43.92	23,000	(124,154,000)	(2,893,379)
					(2,893,379)
Total Options Written (Premiums Received $10,628,694)					$(6,642,042)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

65

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.84% (a)(b)
CALL OPTIONS - 98.00%
EEM iShares MSCI Emerging Markets ETF, Expires 3/31/2022, Strike Price $0.43	3,623	$19,556,954	$19,063,237
			19,063,237
PUT OPTIONS - 7.84%
EEM iShares MSCI Emerging Markets ETF, Expires 3/31/2022, Strike Price $53.34	3,623	19,556,954	1,525,645
			1,525,645
TOTAL PURCHASED OPTIONS (Cost $20,625,582)			20,588,882

SHORT TERM INVESTMENTS - 0.77%	Principal Amount
Money Market Deposit Account - 0.77%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$149,304		149,304
TOTAL SHORT TERM INVESTMENTS (Cost $149,304)			149,304

Total Investments (Cost $20,774,886) - 106.61%			20,738,186
Liabilities in Excess of Other Assets - (6.61)%			(1,284,885)
TOTAL NET ASSETS - 100.00%			$19,453,301

Asset Type	% of Net Assets
Purchased Options	105.84%
Short Term Investments	0.77
Total Investments	106.61
Liabilities in Excess of Other Assets	(6.61)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

66

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
EEM iShares MSCI Emerging Markets ETF	3/31/2022	$60.27	3,623	$(19,556,954)	$(669,359)
					(669,359)
Put Options
EEM iShares MSCI Emerging Markets ETF	3/31/2022	45.34	3,623	(19,556,954)	(606,538)
					(606,538)
Total Options Written (Premiums Received $1,276,806)					$(1,275,897)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

67

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 139.22% (a)(b)
CALL OPTIONS - 138.42%
MXEF MSCI Emerging Markets Index, Expires 6/30/2021, Strike Price $595.95	362	$48,783,482	$26,824,001
			26,824,001
PUT OPTIONS - 0.80%
MXEF MSCI Emerging Markets Index, Expires 6/30/2021, Strike Price $1,191.90	181	24,391,741	122,677
MXEF MSCI Emerging Markets Index, Expires 6/30/2021, Strike Price $993.25	181	24,391,741	33,009
			155,686
TOTAL PURCHASED OPTIONS (Cost $23,371,413)			26,979,687

Total Investments (Cost $23,371,413) - 139.22%			26,979,687
Liabilities in Excess of Other Assets - (39.22)%			(7,600,984)
TOTAL NET ASSETS - 100.00%			$19,378,703

Asset Type	% of Net Assets
Purchased Options	139.22%
Total Investments	139.22
Liabilities in Excess of Other Assets	(39.22)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

68

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEF MSCI Emerging Markets Index	6/30/2021	$1,191.90	181	$(24,391,741)	$(2,754,087)
MXEF MSCI Emerging Markets Index	6/30/2021	1,078.37	181	(24,391,741)	(4,757,474)
					(7,511,561)
Put Options
MXEF MSCI Emerging Markets Index	6/30/2021	844.26	181	(24,391,741)	(10,190)
MXEF MSCI Emerging Markets Index	6/30/2021	595.95	362	(48,783,482)	(5,077)
					(15,267)
Total Options Written (Premiums Received $2,288,035)					$(7,526,828)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

69

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.75% (a)(b)
CALL OPTIONS - 101.60%
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $2.51	3,693	$124,819,707	$123,227,824
			123,227,824
PUT OPTIONS - 5.15%
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $313.74	3,693	124,819,707	6,251,240
			6,251,240
TOTAL PURCHASED OPTIONS (Cost $126,011,944)			129,479,064

SHORT TERM INVESTMENTS - 0.62%	Principal Amount
Money Market Deposit Account- 0.62%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$747,065		747,065
TOTAL SHORT TERM INVESTMENTS (Cost $747,065)			747,065

Total Investments (Cost $126,759,009) - 107.37%			130,226,129
Liabilities in Excess of Other Assets - (7.37)%			(8,935,208)
TOTAL NET ASSETS - 100.00%			$121,290,921

Asset Type	% of Net Assets
Purchased Options	106.75%
Short Term Investments	0.62
Total Investments	107.37
Liabilities in Excess of Other Assets	(7.37)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

70

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/31/2021	$353.30	3,693	$(124,819,707)	$(6,204,292)
					(6,204,292)
Put Options
QQQ Invesco QQQ Trust Series 1	12/31/2021	266.68	3,693	(124,819,707)	(2,653,758)
					(2,653,758)
Total Options Written (Premiums Received $11,407,821)					$(8,858,050)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

71

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.91% (a)(b)
CALL OPTIONS - 102.04%
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2022, Strike Price $2.55	1,400	$47,318,600	$46,630,277
			46,630,277
PUT OPTIONS - 6.87%
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2022, Strike Price $319.13	1,400	47,318,600	3,140,148
			3,140,148
TOTAL PURCHASED OPTIONS (Cost $48,737,340)			49,770,425

SHORT TERM INVESTMENTS - 0.85%	Principal Amount
Money Market Deposit Account- 0.85%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$388,815		388,815
TOTAL SHORT TERM INVESTMENTS (Cost $388,815)			388,815

Total Investments (Cost $49,126,155) - 109.76%			50,159,240
Liabilities in Excess of Other Assets - (9.76)%			(4,462,166)
TOTAL NET ASSETS - 100.00%			$45,697,074

Asset Type	% of Net Assets
Purchased Options	108.91%
Short Term Investments	0.85
Total Investments	109.76
Liabilities in Excess of Other Assets	(9.76)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

72

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	3/31/2022	$352.26	1,400	$(47,318,600)	$(1,454,060)
					(1,454,060)
Put Options
QQQ Invesco QQQ Trust Series 1	3/31/2022	271.26	1,400	(47,318,600)	(2,984,688)
					(2,984,688)
Total Options Written (Premiums Received $4,112,881)					$(4,438,748)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

73

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 136.05% (a)(b)
CALL OPTIONS - 134.95%
NDX Nasdaq-100 Index, Expires 6/30/2021, Strike Price $6,094.11	52	$72,075,952	$40,296,672
			40,296,672
PUT OPTIONS - 1.10%
NDX Nasdaq-100 Index, Expires 6/30/2021, Strike Price $12,188.22	26	36,037,976	282,438
NDX Nasdaq-100 Index, Expires 6/30/2021, Strike Price $10,156.85	26	36,037,976	46,930
			329,368
TOTAL PURCHASED OPTIONS (Cost $39,556,058)			40,626,040

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$1		1
TOTAL SHORT TERM INVESTMENTS (Cost $1)			1

Total Investments (Cost $39,556,059) - 136.05%			40,626,041
Liabilities in Excess of Other Assets - (36.05)%			(10,764,723)
TOTAL NET ASSETS - 100.00%			$29,861,318

Asset Type	% of Net Assets
Purchased Options	136.05%
Short Term Investments	0.00	(c)
Total Investments	136.05
Liabilities in Excess of Other Assets	(36.05)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

74

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	6/30/2021	$12,188.22	26	$(36,037,976)	$(4,597,736)
NDX Nasdaq-100 Index	6/30/2021	11,604.20	26	(36,037,976)	(5,995,600)
					(10,593,336)
Put Options
NDX Nasdaq-100 Index	6/30/2021	8,633.32	26	(36,037,976)	(18,694)
NDX Nasdaq-100 Index	6/30/2021	6,094.11	52	(72,075,952)	(11,336)
					(30,030)
Total Options Written (Premiums Received $2,939,879)					$(10,623,366)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

75

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.88% (a)(b)
CALL OPTIONS - 109.51%
NDX Nasdaq-100 Index, Expires 9/30/2021, Strike Price $6,850.84	94	$130,291,144	$65,960,973
			65,960,973
PUT OPTIONS - 7.37%
NDX Nasdaq-100 Index, Expires 9/30/2021, Strike Price $13,701.67	47	65,145,572	3,433,490
NDX Nasdaq-100 Index, Expires 9/30/2021, Strike Price $11,418.06	47	65,145,572	1,007,381
			4,440,871
TOTAL PURCHASED OPTIONS (Cost $65,020,357)			70,401,844

Total Investments (Cost $65,020,357) - 116.88%			70,401,844
Liabilities in Excess of Other Assets - (16.88)%			(10,169,692)
TOTAL NET ASSETS - 100.00%			$60,232,152

Asset Type	% of Net Assets
Purchased Options	116.88%
Total Investments	116.88
Liabilities in Excess of Other Assets	(16.88)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

76

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	9/30/2021	$13,701.67	47	$(65,145,572)	$(4,150,351)
NDX Nasdaq-100 Index	9/30/2021	13,238.10	47	(65,145,572)	(5,586,945)
					(9,737,296)
Put Options
NDX Nasdaq-100 Index	9/30/2021	9,705.35	47	(65,145,572)	(373,087)
NDX Nasdaq-100 Index	9/30/2021	6,850.84	94	(130,291,144)	(189,358)
					(562,445)
Total Options Written (Premiums Received $8,749,979)					$(10,299,741)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

77

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.97% (a)(b)
CALL OPTIONS - 106.14%
IWM iShares Russell 2000 ETF, Expires 12/31/2021, Strike Price $1.57	5,862	$131,830,518	$129,996,030
			129,996,030
PUT OPTIONS - 3.83%
IWM iShares Russell 2000 ETF, Expires 12/31/2021, Strike Price $196.06	5,862	131,830,518	4,694,124
			4,694,124
TOTAL PURCHASED OPTIONS (Cost $125,842,290)			134,690,154

SHORT TERM INVESTMENTS - 0.60%	Principal Amount
Money Market Deposit Account - 0.60%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$736,378		736,378
TOTAL SHORT TERM INVESTMENTS (Cost $736,378)			736,378

Total Investments (Cost $126,578,668) - 110.57%			135,426,532
Liabilities in Excess of Other Assets - (10.57)%			(12,950,355)
TOTAL NET ASSETS - 100.00%			$122,476,177

Asset Type	% of Net Assets
Purchased Options	109.97%
Short Term Investments	0.60
Total Investments	110.57
Liabilities in Excess of Other Assets	(10.57)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

78

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	12/31/2021	$221.06	5,862	$(131,830,518)	$(10,762,084)
					(10,762,084)
Put Options
IWM iShares Russell 2000 ETF	12/31/2021	166.65	5,862	(131,830,518)	(2,107,508)
					(2,107,508)
Total Options Written (Premiums Received $12,413,759)					$(12,869,592)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

79

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.11% (a)(b)
CALL OPTIONS - 99.01%
IWM iShares Russell 2000 ETF, Expires 3/31/2022, Strike Price $1.77	2,990	$67,242,110	$66,065,185
			66,065,185
PUT OPTIONS - 8.10%
IWM iShares Russell 2000 ETF, Expires 3/31/2022, Strike Price $220.94	2,990	67,242,110	5,407,412
			5,407,412
TOTAL PURCHASED OPTIONS (Cost $71,294,164)			71,472,597

SHORT TERM INVESTMENTS - 0.85%	Principal Amount
Money Market Deposit Account - 0.85%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$565,871		565,871
TOTAL SHORT TERM INVESTMENTS (Cost $565,871)			565,871

Total Investments (Cost $71,860,035) - 107.96%			72,038,468
Liabilities in Excess of Other Assets - (7.96)%			(5,310,354)
TOTAL NET ASSETS - 100.00%			$66,728,114

Asset Type	% of Net Assets
Purchased Options	107.11%
Short Term Investments	0.85
Total Investments	107.96
Liabilities in Excess of Other Assets	(7.96)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

80

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	3/31/2022	$245.57	2,990	$(67,242,110)	$(2,801,834)
					(2,801,834)
Put Options
IWM iShares Russell 2000 ETF	3/31/2022	187.80	2,990	(67,242,110)	(2,478,154)
					(2,478,154)
Total Options Written (Premiums Received $5,636,448)					$(5,279,988)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

81

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 169.03% (a)(b)
CALL OPTIONS - 168.59%
RUT Russell 2000 Index, Expires 6/30/2021, Strike Price $864.82	216	$48,955,298	$30,224,845
			30,224,845
PUT OPTIONS - 0.44%
RUT Russell 2000 Index, Expires 6/30/2021, Strike Price $1,729.63	108	24,477,649	62,379
RUT Russell 2000 Index, Expires 6/30/2021, Strike Price $1,441.36	108	24,477,649	16,872
			79,251
TOTAL PURCHASED OPTIONS (Cost $21,886,104)			30,304,096

Total Investments (Cost $21,886,104) - 169.03%			30,304,096
Liabilities in Excess of Other Assets - (69.03)%			(12,375,658)
TOTAL NET ASSETS - 100.00%			$17,928,438

Asset Type	% of Net Assets
Purchased Options	169.03%
Total Investments	169.03
Liabilities in Excess of Other Assets	(69.03)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

82

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	6/30/2021	$1,729.63	108	$(24,477,649)	$(5,834,224)
RUT Russell 2000 Index	6/30/2021	1,673.56	108	(24,477,649)	(6,424,468)
					(12,258,692)
Put Options
RUT Russell 2000 Index	6/30/2021	1,225.16	108	(24,477,649)	(6,754)
RUT Russell 2000 Index	6/30/2021	864.82	216	(48,955,298)	(4,756)
					(11,510)
Total Options Written (Premiums Received $1,439,843)					$(12,270,202)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

83

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 163.02% (a)(b)
CALL OPTIONS - 160.48%
RUT Russell 2000 Index, Expires 9/30/2021, Strike Price $904.61	538	$121,934,956	$72,893,525
			72,893,525
PUT OPTIONS - 2.54%
RUT Russell 2000 Index, Expires 9/30/2021, Strike Price $1,809.23	269	60,967,478	845,105
RUT Russell 2000 Index, Expires 9/30/2021, Strike Price $1,507.69	269	60,967,478	309,600
			1,154,705
TOTAL PURCHASED OPTIONS (Cost $56,956,755)			74,048,230

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$4,209		4,209
TOTAL SHORT TERM INVESTMENTS (Cost $4,209)			4,209

Total Investments (Cost $56,960,964) - 163.03%			74,052,439
Liabilities in Excess of Other Assets - (63.03)%			(28,631,113)
TOTAL NET ASSETS - 100.00%			$45,421,326

Asset Type	% of Net Assets
Purchased Options	163.02%
Short Term Investments	0.01
Total Investments	163.03
Liabilities in Excess of Other Assets	(63.03)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

84

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	9/30/2021	$1,809.23	269	$(60,967,478)	$(12,965,452)
RUT Russell 2000 Index	9/30/2021	1,706.71	269	(60,967,478)	(15,476,213)
					(28,441,665)
Put Options
RUT Russell 2000 Index	9/30/2021	1,281.54	269	(60,967,478)	(143,282)
RUT Russell 2000 Index	9/30/2021	904.61	538	(121,934,956)	(75,168)
					(218,450)
Total Options Written (Premiums Received $8,203,031)					$(28,660,115)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

85

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – JULY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 99.84% (a)(b)
CALL OPTIONS - 88.35%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2021, Strike Price $1.32	760	$10,536,640	$10,401,397
			10,401,397
PUT OPTIONS - 11.49%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2021, Strike Price $155.41	760	10,536,640	1,352,946
			1,352,946
TOTAL PURCHASED OPTIONS (Cost $11,861,064)			11,754,343

SHORT TERM INVESTMENTS - 0.35%	Principal Amount
Money Market Deposit Account - 0.35%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$40,637		40,637
TOTAL SHORT TERM INVESTMENTS (Cost $40,637)			40,637

Total Investments (Cost $11,901,701) - 100.19%			11,794,980
Liabilities in Excess of Other Assets - (0.19)%			(22,497)
TOTAL NET ASSETS - 100.00%			$11,772,483

Asset Type	% of Net Assets
Purchased Options	99.84%
Short Term Investments	0.35
Total Investments	100.19
Liabilities in Excess of Other Assets	(0.19)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

86

INNOVATOR 20+ YEAR TREASURY BOND 5 FLOOR ETF – JULY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2021	$174.63	760	$(10,536,640)	$(14,825)
Total Options Written (Premiums Received $181,537)					$(14,825)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

87

INNOVATOR 20+ YEAR TREASURY BOND 9 FLOOR ETF – JULY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.11% (a)(b)
CALL OPTIONS - 90.28%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2021, Strike Price $1.31	228	$3,160,992	$3,120,647
			3,120,647
PUT OPTIONS - 16.83%
TLT iShares 20+ Year Treasury Bond ETF, Expires 6/30/2021, Strike Price $163.59	228	3,160,992	581,729
			581,729
TOTAL PURCHASED OPTIONS (Cost $3,829,490)			3,702,376

SHORT TERM INVESTMENTS - 0.32%	Principal Amount
Money Market Deposit Account - 0.32%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$11,204		11,204
TOTAL SHORT TERM INVESTMENTS (Cost $11,204)			11,204

Total Investments (Cost $3,840,694) - 107.43%			3,713,580
Liabilities in Excess of Other Assets - (7.43)%			(256,825)
TOTAL NET ASSETS - 100.00%			$3,456,755

Asset Type	% of Net Assets
Purchased Options	107.11%
Short Term Investments	0.32
Total Investments	107.43
Liabilities in Excess of Other Assets	(7.43)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

88

INNOVATOR 20+ YEAR TREASURY BOND 9 FLOOR ETF – JULY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2021	$178.72	228	$(3,160,992)	$(13)
					(13)
Put Options
TLT iShares 20+ Year Treasury Bond ETF	6/30/2021	148.87	228	(3,160,992)	(254,086)
					(254,086)
Total Options Written (Premiums Received $224,044)					$(254,099)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

89

INNOVATOR DOUBLE STACKER ETF – JANUARY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.28% (a)(b)
CALL OPTIONS - 111.28%
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $313.76	120	$4,055,880	$482,907
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $3.01	101	4,214,730	4,137,412
TOTAL PURCHASED OPTIONS (Cost $4,089,097)			4,620,319

SHORT TERM INVESTMENTS - 1.49%	Principal Amount
Money Market Deposit Account - 1.49%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$61,779		61,779
TOTAL SHORT TERM INVESTMENTS (Cost $61,779)			61,779

Total Investments (Cost $4,150,876) - 112.77%			4,682,098
Liabilities in Excess of Other Assets - (12.77)%			(530,279)
TOTAL NET ASSETS - 100.00%			$4,151,819

Asset Type	% of Net Assets
Purchased Options	111.28%
Short Term Investments	1.49
Total Investments	112.77
Liabilities in Excess of Other Assets	(12.77)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

90

INNOVATOR DOUBLE STACKER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/31/2021	$344.52	120	$(4,055,880)	$(253,272)
SPY SPDR S&P 500® Trust ETF	12/31/2021	410.56	101	(4,214,730)	(274,338)
Total Options Written (Premiums Received $310,277)					$(527,610)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

91

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 123.83% (a)(b)
CALL OPTIONS - 123.83%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2021, Strike Price $278.12	639	$21,597,561	$4,115,175
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2021, Strike Price $2.70	531	22,158,630	21,855,880
TOTAL PURCHASED OPTIONS (Cost $20,077,211)			25,971,055

SHORT TERM INVESTMENTS - 0.54%	Principal Amount
Money Market Deposit Account - 0.54%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$112,609		112,609
TOTAL SHORT TERM INVESTMENTS (Cost $112,609)			112,609

Total Investments (Cost $20,189,820) - 124.37%			26,083,664
Liabilities in Excess of Other Assets - (24.37)%			(5,110,535)
TOTAL NET ASSETS - 100.00%			$20,973,129

Asset Type	% of Net Assets
Purchased Options	123.83%
Short Term Investments	0.54
Total Investments	124.37
Liabilities in Excess of Other Assets	(24.37)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

92

INNOVATOR DOUBLE STACKER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2021	$310.39	639	$(21,597,561)	$(2,416,291)
SPY SPDR S&P 500® Trust ETF	9/30/2021	373.77	531	(22,158,630)	(2,680,697)
Total Options Written (Premiums Received $1,989,533)					$(5,096,988)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

93

INNOVATOR TRIPLE STACKER ETF – JANUARY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 129.01% (a)(b)
CALL OPTIONS - 129.01%
IWM iShares Russell 2000 ETF, Expires 12/31/2021, Strike Price $196.07	1,390	$31,259,710	$4,977,309
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $313.75	869	29,371,331	3,497,667
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $3.00	729	30,421,170	29,863,827
TOTAL PURCHASED OPTIONS (Cost $34,068,431)			38,338,803

SHORT TERM INVESTMENTS - 0.72%	Principal Amount
Money Market Deposit Account - 0.72%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$212,884		212,884
TOTAL SHORT TERM INVESTMENTS (Cost $212,884)			212,884

Total Investments (Cost $34,281,315) - 129.73%			38,551,687
Liabilities in Excess of Other Assets - (29.73)%			(8,834,740)
TOTAL NET ASSETS - 100.00%			$29,716,947

Asset Type	% of Net Assets
Purchased Options	129.01%
Short Term Investments	0.72
Total Investments	129.73
Liabilities in Excess of Other Assets	(29.73)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

94

INNOVATOR TRIPLE STACKER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	12/31/2021	$208.02	1,390	$(31,259,710)	$(3,734,950)
QQQ Invesco QQQ Trust Series 1	12/31/2021	332.88	869	(29,371,331)	(2,405,087)
SPY SPDR S&P 500® Trust ETF	12/31/2021	396.69	729	(30,421,170)	(2,675,888)
Total Options Written (Premiums Received $6,589,099)					$(8,815,925)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

95

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 167.79% (a)(b)
CALL OPTIONS - 167.79%
IWM iShares Russell 2000 ETF, Expires 9/30/2021, Strike Price $149.79	1,357	$30,517,573	$10,276,818
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2021, Strike Price $278.11	731	24,707,069	4,708,302
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2021, Strike Price $2.69	607	25,330,110	24,984,634
TOTAL PURCHASED OPTIONS (Cost $31,143,417)			39,969,754

SHORT TERM INVESTMENTS - 0.39%	Principal Amount
Money Market Deposit Account - 0.39%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$93,815		93,815
TOTAL SHORT TERM INVESTMENTS (Cost $93,815)			93,815

Total Investments (Cost $31,237,232) - 168.18%			40,063,569
Liabilities in Excess of Other Assets - (68.18)%			(16,241,985)
TOTAL NET ASSETS - 100.00%			$23,821,584

Asset Type	% of Net Assets
Purchased Options	167.79%
Short Term Investments	0.39
Total Investments	168.18
Liabilities in Excess of Other Assets	(68.18)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

96

INNOVATOR TRIPLE STACKER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
IWM iShares Russell 2000 ETF	9/30/2021	$160.49	1357	$(30,517,573)	$(8,892,574)
QQQ Invesco QQQ Trust Series 1	9/30/2021	297.96	731	(24,707,069)	(3,482,384)
SPY SPDR S&P 500® Trust ETF	9/30/2021	358.80	607	(25,330,110)	(3,851,619)
Total Options Written (Premiums Received $9,380,128)					$(16,226,577)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

97

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 118.91% (a)(b)
CALL OPTIONS - 115.44%
QQQ Invesco QQQ Trust Series 1, Expires 12/31/2021, Strike Price $313.74	485	$16,392,515	$1,952,435
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $3.02	407	16,984,110	16,672,137
			18,624,572
PUT OPTIONS - 3.47%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $373.87	407	16,984,110	559,266
			559,266
TOTAL PURCHASED OPTIONS (Cost $18,049,320)			19,183,838

SHORT TERM INVESTMENTS - 0.72%	Principal Amount
Money Market Deposit Account - 0.72%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$115,916		115,916
TOTAL SHORT TERM INVESTMENTS (Cost $115,916)			115,916

Total Investments (Cost $18,165,236) - 119.63%			19,299,754
Liabilities in Excess of Other Assets - (19.63)%			(3,166,345)
TOTAL NET ASSETS - 100.00%			$16,133,409

Asset Type	% of Net Assets
Purchased Options	118.91%
Short Term Investments	0.72
Total Investments	119.63
Liabilities in Excess of Other Assets	(19.63)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

98

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	12/31/2021	$333.19	485	$(16,392,515)	$(1,333,298)
SPY SPDR S&P 500® Trust ETF	12/31/2021	397.06	407	(16,984,110)	(1,483,114)
					(2,816,412)
Put Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	340.22	407	(16,984,110)	(340,283)
					(340,283)
Total Options Written (Premiums Received $2,792,914)					$(3,156,695)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

99

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 132.30% (a)(b)
CALL OPTIONS - 131.10%
QQQ Invesco QQQ Trust Series 1, Expires 9/30/2021, Strike Price $278.10	1,257	$42,485,343	$8,097,326
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2021, Strike Price $2.68	1,044	43,566,120	42,972,966
			51,070,292
PUT OPTIONS - 1.20%
SPY SPDR S&P 500® Trust ETF, Expires 9/30/2021, Strike Price $334.89	1,044	43,566,120	466,193
			466,193
TOTAL PURCHASED OPTIONS (Cost $41,462,325)			51,536,485

SHORT TERM INVESTMENTS - 0.45%	Principal Amount
Money Market Deposit Account - 0.45%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$176,150		176,150
TOTAL SHORT TERM INVESTMENTS (Cost $176,150)			176,150

Total Investments (Cost $41,638,475) - 132.75%			51,712,635
Liabilities in Excess of Other Assets - (32.75)%			(12,758,828)
TOTAL NET ASSETS - 100.00%			$38,953,807

Asset Type	% of Net Assets
Purchased Options	132.30%
Short Term Investments	0.45
Total Investments	132.75
Liabilities in Excess of Other Assets	(32.75)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

100

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	9/30/2021	$298.71	1,257	$(42,485,343)	$(5,911,651)
SPY SPDR S&P 500® Trust ETF	9/30/2021	359.71	1,044	(43,566,120)	(6,540,337)
					(12,451,988)
Put Options
SPY SPDR S&P 500® Trust ETF	9/30/2021	304.75	1,044	(43,566,120)	(277,290)
					(277,290)
Total Options Written (Premiums Received $7,259,303)					$(12,729,278)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

101

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.10% (a)(b)
CALL OPTIONS - 109.10%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.32	160	$6,676,800	$660,766
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.15	160	6,676,800	6,528,937
TOTAL PURCHASED OPTIONS (Cost $6,883,834)			7,189,703

SHORT TERM INVESTMENTS - 0.77%	Principal Amount
Money Market Deposit Account - 0.77%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$50,802		50,802
TOTAL SHORT TERM INVESTMENTS (Cost $50,802)			50,802

Total Investments (Cost $6,934,636) - 109.87%			7,240,505
Liabilities in Excess of Other Assets - (9.87)%			(650,486)
TOTAL NET ASSETS - 100.00%			$6,590,019

Asset Type	% of Net Assets
Purchased Options	109.10%
Short Term Investments	0.77
Total Investments	109.87
Liabilities in Excess of Other Assets	(9.87)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

102

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$430.34	320	$(13,353,600)	$(647,454)
Total Options Written (Premiums Received $475,284)					$(647,454)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

103

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 118.15% (a)(b)
CALL OPTIONS - 118.15%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.33	222	$9,264,060	$916,657
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.19	111	4,632,030	4,529,009
TOTAL PURCHASED OPTIONS (Cost $5,328,744)			5,445,666

SHORT TERM INVESTMENTS - 1.58%	Principal Amount
Money Market Deposit Account - 1.58%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$72,944		72,944
TOTAL SHORT TERM INVESTMENTS (Cost $72,944)			72,944

Total Investments (Cost $5,401,688) - 119.73%			5,518,610
Liabilities in Excess of Other Assets - (19.73)%			(909,366)
TOTAL NET ASSETS - 100.00%			$4,609,244

Asset Type	% of Net Assets
Purchased Options	118.15%
Short Term Investments	1.58
Total Investments	119.73
Liabilities in Excess of Other Assets	(19.73)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

104

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$417.73	333	$(13,896,090)	$(908,774)
Total Options Written (Premiums Received $824,671)					$(908,774)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

105

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.85% (a)(b)
CALL OPTIONS - 111.00%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.34	608	$25,371,840	$2,510,057
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.21	608	25,371,840	24,806,331
			27,316,388
PUT OPTIONS - 5.85%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.32	608	25,371,840	1,440,532
			1,440,532
TOTAL PURCHASED OPTIONS (Cost $27,903,531)			28,756,920

SHORT TERM INVESTMENTS - 0.77%	Principal Amount
Money Market Deposit Account - 0.77%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$189,709		189,709
TOTAL SHORT TERM INVESTMENTS (Cost $189,709)			189,709

Total Investments (Cost $28,093,240) - 117.62%			28,946,629
Liabilities in Excess of Other Assets - (17.62)%			(4,336,936)
TOTAL NET ASSETS - 100.00%			$24,609,693

Asset Type	% of Net Assets
Purchased Options	116.85%
Short Term Investments	0.77
Total Investments	117.62
Liabilities in Excess of Other Assets	(17.62)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

106

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$416.54	1,216	$(50,743,680)	$(3,405,454)
					(3,405,454)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	360.67	608	(25,371,840)	(920,331)
					(920,331)
Total Options Written (Premiums Received $3,659,762)					$(4,325,785)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

107

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 122.31% (a)(b)
CALL OPTIONS - 122.31%
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2022, Strike Price $319.13	318	$10,748,082	$1,274,932
QQQ Invesco QQQ Trust Series 1, Expires 3/31/2022, Strike Price $2.56	159	5,374,041	5,295,709
TOTAL PURCHASED OPTIONS (Cost $6,536,820)			6,570,641

SHORT TERM INVESTMENTS - 1.31%	Principal Amount
Money Market Deposit Account- 1.31%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$70,505		70,505
TOTAL SHORT TERM INVESTMENTS (Cost $70,505)			70,505

Total Investments (Cost $6,607,325) - 123.62%			6,641,146
Liabilities in Excess of Other Assets - (23.62)%			(1,268,869)
TOTAL NET ASSETS - 100.00%			$5,372,277

Asset Type	% of Net Assets
Purchased Options	122.31%
Short Term Investments	1.31
Total Investments	123.62
Liabilities in Excess of Other Assets	(23.62)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

108

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	3/31/2022	$341.79	477	$(16,122,123)	$(1,267,158)
Total Options Written (Premiums Received $1,276,241)					$(1,267,158)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

109

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.36% (a)(b)
CALL OPTIONS - 107.36%
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2021, Strike Price $396.33	128	$5,341,440	$332,434
SPY SPDR S&P 500® Trust ETF, Expires 6/30/2021, Strike Price $0.79	128	5,341,440	5,312,056
TOTAL PURCHASED OPTIONS (Cost $5,406,933)			5,644,490

SHORT TERM INVESTMENTS - 0.20%	Principal Amount
Money Market Deposit Account - 0.20%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$10,334		10,334
TOTAL SHORT TERM INVESTMENTS (Cost $10,334)			10,334

Total Investments (Cost $5,417,267) - 107.56%			5,654,824
Liabilities in Excess of Other Assets - (7.56)%			(397,636)
TOTAL NET ASSETS - 100.00%			$5,257,188

Asset Type	% of Net Assets
Purchased Options	107.36%
Short Term Investments	0.20
Total Investments	107.56
Liabilities in Excess of Other Assets	(7.56)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

110

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	6/30/2021	$409.61	256	$(10,682,880)	$(395,258)
Total Options Written (Premiums Received $243,946)					$(395,258)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

111

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Investments
April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.41% (a)(b)
CALL OPTIONS - 107.41%
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2021, Strike Price $319.13	179	$6,050,021	$438,673
QQQ Invesco QQQ Trust Series 1, Expires 6/30/2021, Strike Price $0.64	179	6,050,021	6,028,072
TOTAL PURCHASED OPTIONS (Cost $6,269,707)			6,466,745

SHORT TERM INVESTMENTS - 0.67%	Principal Amount
Money Market Deposit Account- 0.67%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$40,534		40,534
TOTAL SHORT TERM INVESTMENTS (Cost $40,534)			40,534

Total Investments (Cost $6,310,241) - 108.08%			6,507,279
Liabilities in Excess of Other Assets - (8.08)%			(486,582)
TOTAL NET ASSETS - 100.00%			$6,020,697

Asset Type	% of Net Assets
Purchased Options	107.41%
Short Term Investments	0.67
Total Investments	108.08
Liabilities in Excess of Other Assets	(8.08)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

112

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
QQQ Invesco QQQ Trust Series 1	6/30/2021	$334.29	358	$(12,100,042)	$(484,420)
Total Options Written (Premiums Received $407,422)					$(484,420)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

113

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

114

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021

Innovator MSCI EAFE Power Buffer ETF - January	Innovator MSCI EAFE Power Buffer ETF - April	Innovator MSCI EAFE Power Buffer ETF -July

$91,205,068	$25,832,837	$40,694,225
1	-	-
885	9	29,461
91,205,954	25,832,846	40,723,686

62,316	10,695	26,556
4,470,735	1,248,444	7,634,853
4,533,051	1,259,139	7,661,409
$86,672,903	$24,573,707	$33,062,277

$80,910,773	$24,690,835	$31,807,932
5,762,130	(117,128)	1,254,345
$86,672,903	$24,573,707	$33,062,277

$86,672,903	$24,573,707	$33,062,277
3,300,000	975,000	1,350,000
$26.26	$25.20	$24.49

$89,490,172	$25,933,443	$34,062,200
5,436,367	1,242,608	3,010,440

The accompanying notes are an integral part of these financial statements.

115

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

116

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021

Innovator MSCI Emerging Markets Power Buffer ETF - January	Innovator MSCI Emerging Markets Power Buffer ETF - April	Innovator MSCI Emerging Markets Power Buffer ETF - July

$128,184,226	$20,738,186	$26,979,687
2	-	-
942	13	-
128,185,170	20,738,199	26,979,687

89,203	9,001	14,649
-	-	21
-	-	59,486
6,642,042	1,275,897	7,526,828
6,731,245	1,284,898	7,600,984
$121,453,925	$19,453,301	$19,378,703

$117,107,849	$19,498,080	$21,627,179
4,346,076	(44,779)	(2,248,476)
$121,453,925	$19,453,301	$19,378,703

$121,453,925	$19,453,301	$19,378,703
3,975,000	775,000	725,000
$30.55	$25.10	$26.73

$129,367,349	$20,774,886	$23,371,413
10,628,694	1,276,806	2,288,035

The accompanying notes are an integral part of these financial statements.

117

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

118

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021

Innovator Nasdaq-100 Power Buffer ETF - January	Innovator Nasdaq-100 Power Buffer ETF - April	Innovator Nasdaq-100 Power Buffer ETF - July	Innovator Nasdaq-100 Power Buffer ETF - October

$130,226,129	$50,159,240	$40,626,041	$70,401,844
2	-	-	-
-	-	9,375,142	-
921	100	-	170,564
130,227,052	50,159,340	50,001,183	70,572,408

-	-	6,891,120	-
78,081	23,504	24,281	40,366
-	-	2,451,668	-
-	14	96	149
-	-	149,334	-
8,858,050	4,438,748	10,623,366	10,299,741
8,936,131	4,462,266	20,139,865	10,340,256
$121,290,921	$45,697,074	$29,861,318	$60,232,152

$115,372,091	$44,648,488	$25,451,937	$53,712,361
5,918,830	1,048,586	4,409,381	6,519,791
$121,290,921	$45,697,074	$29,861,318	$60,232,152

$121,290,921	$45,697,074	$29,861,318	$60,232,152
3,050,000	1,250,000	650,000	1,595,000
$39.77	$36.56	$45.94	$37.76

$126,759,009	$49,126,155	$39,556,059	$65,020,357
11,407,821	4,112,881	2,939,879	8,749,979

The accompanying notes are an integral part of these financial statements.

119

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

120

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021

Innovator Russell 2000 Power Buffer ETF - January	Innovator Russell 2000 Power Buffer ETF - April	Innovator Russell 2000 Power Buffer ETF - July	Innovator Russell 2000 Power Buffer ETF - October

$135,426,532	$72,038,468	$30,304,096	$74,052,439
2	1	-	-
958	102	-	58,953
135,427,492	72,038,571	30,304,096	74,111,392

81,722	30,439	12,323	29,951
1	30	62	-
-	-	93,071	-
12,869,592	5,279,988	12,270,202	28,660,115
12,951,315	5,310,457	12,375,658	28,690,066
$122,476,177	$66,728,114	$17,928,438	$45,421,326

$104,777,405	$65,089,932	$15,362,551	$40,786,537
17,698,772	1,638,182	2,565,887	4,634,789
$122,476,177	$66,728,114	$17,928,438	$45,421,326

$122,476,177	$66,728,114	$17,928,438	$45,421,326
3,975,000	2,450,000	675,000	1,700,000
$30.81	$27.24	$26.56	$26.72

$126,578,668	$71,860,035	$21,886,104	$56,960,964
12,413,759	5,636,448	1,439,843	8,203,031

The accompanying notes are an integral part of these financial statements.

121

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Total Assets

Liabilities:
Payable to Adviser
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

122

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021

Innovator 20+ Year Treasury Bond 5 Floor ETF - July	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July

$11,794,980	$3,713,580
11,794,980	3,713,580

7,634	2,685
38	41
14,825	254,099
22,497	256,825
$11,772,483	$3,456,755

$12,778,825	$3,863,467
(1,006,342)	(406,712)
$11,772,483	$3,456,755

$11,772,483	$3,456,755
500,000	150,000
$23.54	$23.05

$11,901,701	$3,840,694
181,537	224,044

The accompanying notes are an integral part of these financial statements.

123

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

124

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021

Innovator Double Stacker ETF - January	Innovator Double Stacker ETF - October

$4,682,098	$26,083,664
2	-
4,682,100	26,083,664

2,671	13,547
527,610	5,096,988
530,281	5,110,535
$4,151,819	$20,973,129

$3,846,021	$18,258,425
305,798	2,714,704
$4,151,819	$20,973,129

$4,151,819	$20,973,129
150,000	700,000
$27.68	$29.96

$4,150,876	$20,189,820
310,277	1,989,533

The accompanying notes are an integral part of these financial statements.

125

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

126

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Innovator Triple Stacker ETF - January	Innovator Triple Stacker ETF - October

$38,551,687	$40,063,569
4	-
38,551,691	40,063,569

18,819	15,408
8,815,925	16,226,577
8,834,744	16,241,985
$29,716,947	$23,821,584

$27,732,564	$21,907,979
1,984,383	1,913,605
$29,716,947	$23,821,584

$29,716,947	$23,821,584
1,075,000	800,000
$27.64	$29.78

$34,281,315	$31,237,232
6,589,099	9,380,128

The accompanying notes are an integral part of these financial statements.

127

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

128

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Innovator Double Stacker 9 Buffer ETF - January	Innovator Double Stacker 9 Buffer ETF - October

$19,299,754	$51,712,635
-	1
612	-
19,300,366	51,712,636

10,262	26,049
-	2
-	3,500
3,156,695	12,729,278
3,166,957	12,758,829
$16,133,409	$38,953,807

$15,424,501	$34,979,373
708,908	3,974,434
$16,133,409	$38,953,807

$16,133,409	$38,953,807
600,000	1,375,000
$26.89	$28.33

$18,165,236	$41,638,475
2,792,914	7,259,303

The accompanying notes are an integral part of these financial statements.

129

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
ETF variable fee receivable
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

130

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Innovator U.S. Equity Accelerated ETF - April	Innovator U.S. Equity Accelerated Plus ETF - April	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	Innovator Growth Accelerated Plus ETF - April

$7,240,505	$5,518,610	$28,946,629	$6,641,146
-	331	-	-
7,240,505	5,518,941	28,946,629	6,641,146

3,032	923	11,151	1,711
647,454	908,774	4,325,785	1,267,158
650,486	909,697	4,336,936	1,268,869
$6,590,019	$4,609,244	$24,609,693	$5,372,277

$6,459,352	$4,577,348	$24,413,342	$5,331,083
130,667	31,896	196,351	41,194
$6,590,019	$4,609,244	$24,609,693	$5,372,277

$6,590,019	$4,609,244	$24,609,693	$5,372,277
250,000	175,000	950,000	200,000
$26.36	$26.34	$25.90	$26.86

$6,934,636	$5,401,688	$28,093,240	$6,607,325
475,284	824,671	3,659,762	1,276,241

The accompanying notes are an integral part of these financial statements.

131

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

132

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Innovator U.S. Equity Accelerated ETF - Quarterly	Innovator Growth Accelerated ETF - Quarterly

$5,654,824	$6,507,279
5,654,824	6,507,279

2,378	2,162
395,258	484,420
397,636	486,582
$5,257,188	$6,020,697

$5,173,321	$5,902,819
83,867	117,878
$5,257,188	$6,020,697

$5,257,188	$6,020,697
200,000	225,000
$26.29	$26.76

$5,417,267	$6,310,241
243,946	407,422

The accompanying notes are an integral part of these financial statements.

133

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

134

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator MSCI EAFE Power Buffer ETF - January	Innovator MSCI EAFE Power Buffer ETF - April	(a)	Innovator MSCI EAFE Power Buffer ETF - July

$10	$9		$-
10	9		-

336,285	10,695		246,968
663	-		122
336,948	10,695		247,090
(336,938)	(10,686)		(247,090)

(2,608,445)	-		8,181,398
841,311	-		(5,078,134)

7,167,826	(100,606)		8,890,279
1,463,543	(5,836)		(7,054,606)
6,864,235	(106,442)		4,938,937
$6,527,297	$(117,128)		$4,691,847

The accompanying notes are an integral part of these financial statements.

135

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

136

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator MSCI Emerging Markets Power Buffer ETF - January	Innovator MSCI Emerging Markets Power Buffer ETF - April	(a)	Innovator MSCI Emerging Markets Power Buffer ETF - July

$-	$13		$-
-	13		-

336,041	9,001		113,551
401	-		104
336,442	9,001		113,655
(336,442)	(8,988)		(113,655)

(711,964)	-		6,755,042
-	-		240,009
-	-		(190,217)
(478,869)	-		(3,141,332)

2,478,197	(36,700)		2,418,703
3,961,756	909		(4,715,946)
5,249,120	(35,791)		1,366,259
$4,912,678	$(44,779)		$1,252,604

The accompanying notes are an integral part of these financial statements.

137

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

138

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator Nasdaq-100 Power Buffer ETF - January	Innovator Nasdaq-100 Power Buffer ETF - April	Innovator Nasdaq-100 Power Buffer ETF - July	Innovator Nasdaq-100 Power Buffer ETF - October

$9	$-	$-	$-
9	-	-	-

306,767	72,027	182,238	240,795
320	192	439	1,403
307,087	72,219	182,677	242,198
(307,078)	(72,219)	(182,677)	(242,198)

(6,061,213)	6,391,874	3,627,883	1,718,971
-	-	-	262,829
-	-	-	6,626
(21,449,326)	(11,889,679)	(5,916,361)	321,645

21,728,782	344,786	12,219,076	6,653,963
12,007,665	6,273,824	(5,338,540)	(2,202,045)
6,225,908	1,120,805	4,592,058	6,761,989
$5,918,830	$1,048,586	$4,409,381	$6,519,791

The accompanying notes are an integral part of these financial statements.

139

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

140

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator Russell 2000 Power Buffer ETF - January	Innovator Russell 2000 Power Buffer ETF - April	Innovator Russell 2000 Power Buffer ETF - July	Innovator Russell 2000 Power Buffer ETF - October

$14	$6	$-	$-
14	6	-	-

404,995	103,631	93,757	192,550
485	377	331	223
405,480	104,008	94,088	192,773
(405,466)	(104,002)	(94,088)	(192,773)

(12,075,971)	16,946,562	4,494,832	16,084,155
(3,520,475)	(30,203,070)	(4,584,485)	(7,468,176)

33,960,426	8,759,971	12,617,908	16,301,617
989,383	6,238,721	(9,868,280)	(19,584,431)
19,353,363	1,742,184	2,659,975	5,333,165
$18,947,897	$1,638,182	$2,565,887	$5,140,392

The accompanying notes are an integral part of these financial statements.

141

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

142

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator 20+ Year Treasury Bond 5 Floor ETF - July	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July

$3	$1
3	1

53,408	20,232
53,408	20,232
(53,405)	(20,231)

(1,054,214)	(194,102)
62,387	2,520

(21,780)	(6,946)
143,800	(40,355)
(869,807)	(238,883)
$(923,212)	$(259,114)

The accompanying notes are an integral part of these financial statements.

143

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

144

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021 (Unaudited)

Innovator Double Stacker ETF - January	(a)	Innovator Double Stacker ETF - October

$1		$5
1		5

8,092		68,511
8,092		68,511
(8,091)		(68,506)

-		-
-		-

531,222		6,306,342
(217,333)		(3,316,960)
313,889		2,989,382
$305,798		$2,920,876

The accompanying notes are an integral part of these financial statements.

145

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

146

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator Triple Stacker ETF - January	(a)	Innovator Triple Stacker ETF - October

$3		$5
3		5

59,166		62,547
59,166		62,547
(59,163)		(62,542)

-		-
-		-

4,270,372		9,398,387
(2,226,826)		(7,201,958)
2,043,546		2,196,429
$1,984,383		$2,133,887

The accompanying notes are an integral part of these financial statements.

147

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2020.

The accompanying notes are an integral part of these financial statements.

148

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator Double Stacker 9 Buffer ETF - January	(a)	Innovator Double Stacker 9 Buffer ETF - October

$1		$12
1		12

29,366		156,514
1		2
29,367		156,516
(29,366)		(156,504)

(13,273)		290,012
(19,190)		(754,551)

1,134,518		11,410,953
(363,781)		(6,153,484)
738,274		4,792,930
$708,908		$4,636,426

The accompanying notes are an integral part of these financial statements.

149

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

150

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator U.S. Equity Accelerated ETF - April	(a)	Innovator U.S. Equity Accelerated Plus ETF - April	(a)	Innovator U.S. Equity Accelerated 9 Buffer ETF - April	(a)	Innovator Growth Accelerated Plus ETF - April

$-		$-		$3		$-
-		-		3		-

3,032		923		11,151		1,710
3,032		923		11,151		1,710
(3,032)		(923)		(11,148)		(1,710)

-		-		-		-
-		-		20,133		-

305,869		116,922		853,389		33,821
(172,170)		(84,103)		(666,023)		9,083
133,699		32,819		207,499		42,904
$130,667		$31,896		$196,351		$41,194

The accompanying notes are an integral part of these financial statements.

151

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

152

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator U.S. Equity Accelerated ETF - Quarterly	(a)	Innovator Growth Accelerated ETF - Quarterly	(a)

$2,378		$2,162
2,378		2,162
(2,378)		(2,162)

-		-
-		-

237,557		197,038
(151,312)		(76,998)
86,245		120,040
$83,867		$117,878

The accompanying notes are an integral part of these financial statements.

153

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

154

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator MSCI EAFE Power Buffer ETF - January		Innovator MSCI EAFE Power Buffer ETF - April	Innovator MSCI EAFE Power Buffer ETF - July
Period Ended	Period Ended	Period Ended	Period Ended	Year Ended
April 30, 2021	October 31, 2020 (a)	April 30, 2021 (b)	April 30, 2021	October 31, 2020
(Unaudited)		(Unaudited)	(Unaudited)

$(336,938)	$(219,055)	$(10,686)	$(247,090)	$(582,467)
(1,767,134)	5,404,729	-	3,103,264	(7,398,328)
8,631,369	(5,950,841)	(106,442)	1,835,673	4,443,346
6,527,297	(765,167)	(117,128)	4,691,847	(3,537,449)

-	-	-	-	(657,216)

117,183,723	109,498,545	24,678,807	-	51,153,450
(89,485,377)	(56,347,723)	-	(41,533,552)	(40,972,137)
32,563	29,042	12,028	20,767	46,063
27,730,909	53,179,864	24,690,835	(41,512,785)	10,227,376
$34,258,206	$52,414,697	$24,573,707	$(36,820,938)	$6,032,711

$52,414,697	$-	$-	$69,883,215	$63,850,504
$86,672,903	$52,414,697	$24,573,707	$33,062,277	$69,883,215

4,650,000	4,575,000	975,000	-	2,250,000
(3,550,000)	(2,375,000)	-	(1,725,000)	(1,900,000)
1,100,000	2,200,000	975,000	(1,725,000)	350,000

The accompanying notes are an integral part of these financial statements.

155

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

156

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator MSCI Emerging Markets Power Buffer ETF - January			Innovator MSCI Emerging Markets Power Buffer ETF - April		Innovator MSCI Emerging Markets Power Buffer ETF - July
Period Ended	Period Ended		Period Ended		Period Ended	Year Ended
April 30, 2021	October 31, 2020	(a)	April 30, 2021	(b)	April 30, 2021	October 31, 2020
(Unaudited)			(Unaudited)		(Unaudited)

$(336,442)	$(158,719)		$(8,988)		$(113,655)	$(369,168)
(1,190,833)	3,228,541		-		3,663,502	(6,997,006)
6,439,953	(3,636,424)		(35,791)		(2,297,243)	3,783,479
4,912,678	(566,602)		(44,779)		1,252,604	(3,582,695)

-	-		-		-	(302,202)

139,622,408	71,613,185		19,489,600		1,981,170	46,070,645
(51,075,623)	(43,134,695)		-		(19,062,353)	(50,595,670)
54,809	27,765		8,480		10,188	48,333
88,601,594	28,506,255		19,498,080		(17,070,995)	(4,476,692)
$93,514,272	$27,939,653		$19,453,301		$(15,818,391)	$(8,361,589)

$27,939,653	$-		$-		$35,197,094	$43,558,683
$121,453,925	$27,939,653		$19,453,301		$19,378,703	$35,197,094

4,675,000	2,650,000		775,000		75,000	1,850,000
(1,725,000)	(1,625,000)		-		(725,000)	(2,200,000)
2,950,000	1,025,000		775,000		(650,000)	(350,000)

The accompanying notes are an integral part of these financial statements.

157

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Nasdaq-100 Power Buffer ETF - January
	Period Ended	Period Ended
	April 30, 2021	October 31, 2020	(a)
	(Unaudited)
Operations:
Net investment income/(loss)	$(307,078)	$(224,612)
Net realized gain/(loss)	(27,510,539)	30,216,764
Net change in unrealized appreciation/(depreciation)	33,736,447	(27,719,556)
Net Increase/(Decrease) in Net Assets Resulting from Operations	5,918,830	2,272,596

Distributions to Shareholders:
Net distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	92,348,642	107,051,378
Cost of shares redeemed	(16,346,005)	(70,054,208)
Transaction fees (see Note 5)	54,347	45,341
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	76,056,984	37,042,511
Total Increase/(Decrease) in Net Assets	$81,975,814	$39,315,107

Net Assets:
Beginning of period	$39,315,107	$-
End of period	$121,290,921	$39,315,107

Change in Shares Outstanding:
Shares sold	2,425,000	2,975,000
Shares redeemed	(425,000)	(1,925,000)
Net Increase/(Decrease)	2,000,000	1,050,000

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.
(c) Since Commencement of Operations on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

158

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator Nasdaq-100 Power Buffer ETF - April			Innovator Nasdaq-100 Power Buffer ETF - July			Innovator Nasdaq-100 Power Buffer ETF - October
Period Ended	Period Ended		Period Ended	Period Ended		Period Ended	Year Ended
April 30, 2021	October 31, 2020	(b)	April 30, 2021	October 31, 2020	(c)	April 30, 2021	October 31, 2020
(Unaudited)			(Unaudited)			(Unaudited)

$(72,219)	$(101,602)		$(182,677)	$(114,835)		$(242,198)	$(283,799)
(5,497,805)	8,151,401		(2,288,478)	14,223,459		2,310,071	3,332,388
6,618,610	(5,911,392)		6,880,536	(13,494,041)		4,451,918	1,433,718
1,048,586	2,138,407		4,409,381	614,583		6,519,791	4,482,307

-	-		-	-		-	(311,517)

39,618,765	38,555,993		5,608,130	121,986,685		23,374,719	86,024,859
(10,711,683)	(25,007,460)		(37,185,248)	(65,624,705)		(10,244,238)	(75,832,672)
24,248	30,218		17,951	34,541		16,150	53,850
28,931,330	13,578,751		(31,559,167)	56,396,521		13,146,631	10,246,037
$29,979,916	$15,717,158		$(27,149,786)	$57,011,104		$19,666,422	$14,416,827

$15,717,158	$-		$57,011,104	$-		$40,565,730	$26,148,903
$45,697,074	$15,717,158		$29,861,318	$57,011,104		$60,232,152	$40,565,730

1,100,000	1,175,000		125,000	2,875,000		665,000	2,660,000
(300,000)	(725,000)		(825,000)	(1,525,000)		(280,000)	(2,275,000)
800,000	450,000		(700,000)	1,350,000		385,000	385,000

The accompanying notes are an integral part of these financial statements.

159

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator Russell 2000 Power Buffer ETF - January
	Period Ended	Period Ended
	April 30, 2021	October 31, 2020	(a)
	(Unaudited)
Operations:
Net investment income/(loss)	$(405,466)	$(374,961)
Net realized gain/(loss)	(15,596,446)	25,683,614
Net change in unrealized appreciation/(depreciation)	34,949,809	(26,557,778)
Net Increase/(Decrease) in Net Assets Resulting from Operations	18,947,897	(1,249,125)

Distributions to Shareholders:
Net distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	74,420,207	357,573,883
Cost of shares redeemed	(136,585,585)	(190,841,618)
Transaction fees (see Note 5)	105,503	105,015
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(62,059,875)	166,837,280
Total Increase/(Decrease) in Net Assets	$(43,111,978)	$165,588,155

Net Assets:
Beginning of period	$165,588,155	$-
End of period	$122,476,177	$165,588,155

Change in Shares Outstanding:
Shares sold	2,550,000	13,625,000
Shares redeemed	(4,900,000)	(7,300,000)
Net Increase/(Decrease)	(2,350,000)	6,325,000

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.
(c) Since Commencement of Operations on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

160

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator Russell 2000 Power Buffer ETF - April			Innovator Russell 2000 Power Buffer ETF - July			Innovator Russell 2000 Power Buffer ETF - October
Period Ended	Period Ended		Period Ended	Period Ended		Period Ended	Year Ended
April 30, 2021	October 31, 2020	(b)	April 30, 2021	October 31, 2020	(c)	April 30, 2021	October 31, 2020
(Unaudited)			(Unaudited)			(Unaudited)

$(104,002)	$(124,699)		$(94,088)	$(50,922)		$(192,773)	$(290,188)
(13,256,508)	17,068,991		(89,653)	5,860,439		8,615,979	(2,502,486)
14,998,692	(14,463,799)		2,749,628	(5,161,995)		(3,282,814)	2,246,501
1,638,182	2,480,493		2,565,887	647,522		5,140,392	(546,173)

-	-		-	-		-	(240,888)

54,043,345	75,646,125		1,226,620	46,775,700		15,051,077	87,022,548
(22,137,428)	(45,004,065)		(9,184,827)	(24,117,892)		(22,958,795)	(65,270,113)
37,061	24,401		5,206	10,222		19,005	25,054
31,942,978	30,666,461		(7,953,001)	22,668,030		(7,888,713)	21,777,489
$33,581,160	$33,146,954		$(5,387,114)	$23,315,552		$(2,748,321)	$20,990,428

$33,146,954	$-		$23,315,552	$-		$48,169,647	$27,179,219
$66,728,114	$33,146,954		$17,928,438	$23,315,552		$45,421,326	$48,169,647

2,000,000	3,000,000		50,000	1,950,000		575,000	3,625,000
(825,000)	(1,725,000)		(350,000)	(975,000)		(875,000)	(2,725,000)
1,175,000	1,275,000		(300,000)	975,000		(300,000)	900,000

The accompanying notes are an integral part of these financial statements.

161

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on August 17, 2020.

The accompanying notes are an integral part of these financial statements.

162

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator 20+ Year Treasury Bond 5 Floor ETF - July			Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Period Ended	Period Ended		Period Ended	Period Ended
April 30, 2021	October 31, 2020	(a)	April 30, 2021	October 31, 2020	(a)
(Unaudited)			(Unaudited)

$(53,405)	$(4,721)		$(20,231)	$(9,150)
(991,827)	(6,705)		(191,582)	(28,580)
122,020	(62,029)		(47,301)	(109,868)
(923,212)	(73,455)		(259,114)	(147,598)

24,917,010	5,592,057		1,220,693	6,853,705
(15,294,595)	(2,467,600)		(2,979,943)	(1,235,890)
20,106	2,172		2,101	2,801
9,642,521	3,126,629		(1,757,149)	5,620,616
$8,719,309	$3,053,174		$(2,016,263)	$5,473,018

$3,053,174	$-		$5,473,018	$-
$11,772,483	$3,053,174		$3,456,755	$5,473,018

1,025,000	225,000		50,000	275,000
(650,000)	(100,000)		(125,000)	(50,000)
375,000	125,000		(75,000)	225,000

The accompanying notes are an integral part of these financial statements.

163

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2020.
(b) Since Commencement of Operations on September 30, 2020.

The accompanying notes are an integral part of these financial statements.

164

INNOVATOR ETFs TRUST

Statements of Operations

For the Year or Period Ended April 30, 2021

Innovator Double Stacker ETF - January		Innovator Double Stacker ETF - October
Period Ended		Period Ended	Period Ended
April 30, 2021	(a)	April 30, 2021	October 31, 2020	(b)
(Unaudited)		(Unaudited)

$(8,091)		$(68,506)	$(3,179)
-		-	-
313,889		2,989,382	(202,993)
305,798		2,920,876	(206,172)

3,845,370		6,248,058	12,002,515
-		-	-
651		3,124	4,728
3,846,021		6,251,182	12,007,243
$4,151,819		$9,172,058	$11,801,071

$-		$11,801,071	$-
$4,151,819		$20,973,129	$11,801,071

150,000		225,000	475,000
-		-	-
150,000		225,000	475,000

The accompanying notes are an integral part of these financial statements.

165

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2020.
(b) Since Commencement of Operations on September 30, 2020.

The accompanying notes are an integral part of these financial statements.

166

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator Triple Stacker ETF - January		Innovator Triple Stacker ETF - October
Period Ended		Period Ended	Period Ended
April 30, 2021	(a)	April 30, 2021	October 31, 2020	(b)
(Unaudited)		(Unaudited)

$(59,163)		$(62,542)	$(3,741)
-		-	-
2,043,546		2,196,429	(216,541)
1,984,383		2,133,887	(220,282)

27,719,975		14,804,908	7,093,395
-		-	-
12,589		7,403	2,273
27,732,564		14,812,311	7,095,668
$29,716,947		$16,946,198	$6,875,386

$-		$6,875,386	$-
$29,716,947		$23,821,584	$6,875,386

1,075,000		525,000	275,000
-		-	-
1,075,000		525,000	275,000

The accompanying notes are an integral part of these financial statements.

167

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2020.
(b) Since Commencement of Operations on September 30, 2020.

The accompanying notes are an integral part of these financial statements.

168

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator Double Stacker 9 Buffer ETF - January		Innovator Double Stacker 9 Buffer ETF - October
Period Ended		Period Ended	Period Ended
April 30, 2021	(a)	April 30, 2021	October 31, 2020	(b)
(Unaudited)		(Unaudited)

$(29,366)		$(156,504)	$(8,708)
(32,463)		(464,539)	-
770,737		5,257,469	(653,284)
708,908		4,636,426	(661,992)

15,418,063		8,658,155	31,851,588
-		(5,552,128)	-
6,438		7,105	14,653
15,424,501		3,113,132	31,866,241
$16,133,409		$7,749,558	$31,204,249

$-		$31,204,249	$-
$16,133,409		$38,953,807	$31,204,249

600,000		325,000	1,250,000
-		(200,000)	-
600,000		125,000	1,250,000

The accompanying notes are an integral part of these financial statements.

169

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

170

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator U.S. Equity Accelerated ETF - April		Innovator U.S. Equity Accelerated Plus ETF - April		Innovator U.S. Equity Accelerated 9 Buffer ETF - April		Innovator Growth Accelerated Plus ETF - April
Period Ended		Period Ended		Period Ended		Period Ended
April 30, 2021	(a)	April 30, 2021	(a)	April 30, 2021	(a)	April 30, 2021	(a)
(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)

$(3,032)		$(923)		$(11,148)		$(1,710)
-		-		20,133		-
133,699		32,819		187,366		42,904
130,667		31,896		196,351		41,194

6,456,758		4,576,040		24,401,775		5,328,738
-		-		-		-
2,594		1,308		11,567		2,345
6,459,352		4,577,348		24,413,342		5,331,083
$6,590,019		$4,609,244		$24,609,693		$5,372,277

$-		$-		$-		$-
$6,590,019		$4,609,244		$24,609,693		$5,372,277

250,000		175,000		950,000		200,000
-		-		-		-
250,000		175,000		950,000		200,000

The accompanying notes are an integral part of these financial statements.

171

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Capital Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on March 31, 2021.

The accompanying notes are an integral part of these financial statements.

172

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Innovator U.S. Equity Accelerated ETF - Quarterly		Innovator Growth Accelerated ETF - Quarterly
Period Ended		Period Ended
April 30, 2021	(a)	April 30, 2021	(a)
(Unaudited)		(Unaudited)

$(2,378)		$(2,162)
-		-
86,245		120,040
83,867		117,878

5,171,370		5,900,507
-		-
1,951		2,312
5,173,321		5,902,819
$5,257,188		$6,020,697

$-		$-
$5,257,188		$6,020,697

200,000		225,000
-		-
200,000		225,000

The accompanying notes are an integral part of these financial statements.

173

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from realized gains
Innovator MSCI EAFE Power Buffer ETF - January
For the period ended 4/30/2021	$23.82	(0.11)	2.54	2.43	0.01	-
For the period 12/31/2019(d) - 10/31/2020	$24.44	(0.17)	(0.47)	(0.64)	0.02	-

Innovator MSCI EAFE Power Buffer ETF - April
For the period 3/31/2021(d) - 4/30/2021	$24.90	(0.02)	0.30	0.28	0.02	-

Innovator MSCI EAFE Power Buffer ETF - July
For the period ended 4/30/2021	$22.73	(0.10)	1.85	1.75	0.01	-
For the year ended 10/31/2020	$23.43	(0.19)	(0.30)	(0.49)	0.02	(0.23)
For the period 6/28/2019(d) - 10/31/2019	$23.04	(0.06)	0.43	0.37	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

174

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

2.44	$26.26	10.24%	$86,673	0.85%		(0.85)%	0%
(0.62)	$23.82	(2.52)%	$52,415	0.85%		(0.85)%	0%

0.30	$25.20	1.22%	$24,574	0.85%		(0.85)%	0%

1.76	$24.49	7.76%	$33,062	0.85%	(e)	(0.85)%	0%
(0.70)	$22.73	(2.04)%	$69,883	0.86%		(0.86)%	0%
0.39	$23.43	1.70%	$63,851	0.85%		(0.85)%	99%

The accompanying notes are an integral part of these financial statements.

175

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Distributions from realized gains
Innovator MSCI Emerging Markets Power Buffer ETF - January
For the period ended 4/30/2021	$27.26	(0.13)	3.40		3.27	0.02	-
For the period 12/31/2019(d) - 10/31/2020	$26.80	(0.19)	0.62	(e)	0.43	0.03	-

Innovator MSCI Emerging Markets Power Buffer ETF - April
For the period 3/31/2021(d) - 4/30/2021	$24.96	(0.02)	0.14		0.12	0.02	-

Innovator MSCI Emerging Markets Power Buffer ETF - July
For the period ended 4/30/2021	$25.60	(0.12)	1.24		1.12	0.01	-
For the year ended 10/31/2020	$25.25	(0.22)	0.71	(e)	0.49	0.03	(0.17)
For the period 6/28/2019(d) - 10/31/2019	$25.28	(0.07)	0.02	(e)	(0.05)	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(f)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

176

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

3.29	$30.55	12.09%	$121,454	0.89%		(0.89)%	0%
0.46	$27.26	1.71%	$27,940	0.89%		(0.89)%	0%

0.14	$25.10	0.56%	$19,453	0.89%		(0.89)%	0%

1.13	$26.73	4.42%	$19,379	0.89%		(0.89)%	0%
0.35	$25.60	2.04%	$35,197	0.90%	(f)	(0.90)%	0%
(0.03)	$25.25	(0.11)%	$43,559	0.89%		(0.89)%	31%

The accompanying notes are an integral part of these financial statements.

177

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from net realized gains
Innovator Nasdaq-100 Power Buffer ETF - January
For the period ended 4/30/2021	$37.44	(0.15)	2.45	2.30	0.03	-
For the period 12/31/2019(d) - 10/31/2020	$34.94	(0.24)	2.69	2.45	0.05	-

Innovator Nasdaq-100 Power Buffer ETF - April
For the period ended 4/30/2021	$34.93	(0.14)	1.72	1.58	0.05	-
For the period 3/31/2020(d) - 10/31/2020	$31.27	(0.16)	3.77	3.61	0.05	-

Innovator Nasdaq-100 Power Buffer ETF - July
For the period ended 4/30/2021	$42.23	(0.18)	3.87	3.69	0.02	-
For the period 6/30/2020(d) - 10/31/2020	$40.64	(0.11)	1.67	1.56	0.03	-

Innovator Nasdaq-100 Power Buffer ETF - October
For the period ended 4/30/2021	$33.53	(0.14)	4.36	4.22	0.01	-
For the year ended 10/31/2020	$31.70	(0.26)	2.39	2.13	0.05	(0.35)
For the period 9/30/2019(d) - 10/31/2019	$31.01	(0.02)	0.70	0.68	0.01	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.02%.

The accompanying notes are an integral part of these financial statements.

178

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

2.33	$39.77	6.21%	$121,291	0.79%		(0.79)%	0%
2.50	$37.44	7.16%	$39,315	0.79%		(0.79)%	0%

1.63	$36.56	4.67%	$45,697	0.79%		(0.79)%	0%
3.66	$34.93	11.69%	$15,717	0.79%		(0.79)%	0%

3.71	$45.94	8.79%	$29,861	0.79%		(0.79)%	0%
1.59	$42.23	3.91%	$57,011	0.79%		(0.79)%	0%

4.23	$37.76	12.64%	$60,232	0.79%		(0.79)%	0%
1.83	$33.53	6.92%	$40,566	0.81%	(e)	(0.81)%	0%
0.69	$31.70	2.21%	$26,149	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

179

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from realized gains
Innovator Russell 2000 Power Buffer ETF - January
For the period ended 4/30/21	$26.18	(0.12)	4.72	4.60	0.03	-
For the period 12/31/2019(d) - 10/31/2020	$26.70	(0.17)	(0.40)	(0.57)	0.05	-

Innovator Russell 2000 Power Buffer ETF - April
For the period ended 4/30/21	$26.00	(0.11)	1.31	1.20	0.04	-
For the period 3/31/2020(d) - 10/31/2020	$23.05	(0.12)	3.05	2.93	0.02	-

Innovator Russell 2000 Power Buffer ETF - July
For the period ended 4/30/21	$23.91	(0.10)	2.74	2.64	0.01	-
For the period 6/30/2020(d) - 10/31/2020	$23.07	(0.06)	0.89	0.83	0.01	-

Innovator Russell 2000 Power Buffer ETF - October
For the period ended 4/30/21	$24.08	(0.10)	2.73	2.63	0.01	-
For the year ended 10/31/2020	$24.71	(0.19)	(0.26)	(0.45)	0.02	(0.20)
For the period 9/30/2019(d) - 10/31/2019	$24.38	(0.01)	0.33	0.32	0.01	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

180

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

4.63	$30.81	17.69%	$122,476	0.79%	(0.79)%	0%
(0.52)	$26.18	(1.95)%	$165,588	0.79%	(0.79)%	0%

1.24	$27.24	4.76%	$66,728	0.79%	(0.79)%	0%
2.95	$26.00	12.79%	$33,147	0.79%	(0.79)%	0%

2.65	$26.56	11.07%	$17,928	0.79%	(0.79)%	0%
0.84	$23.91	3.66%	$23,316	0.79%	(0.79)%	0%

2.64	$26.72	10.93%	$45,421	0.79%	(0.79)%	0%
(0.63)	$24.08	(1.73)%	$48,170	0.79%	(0.79)%	0%
0.33	$24.71	1.35%	$27,179	0.79%	(0.74)%	0%

The accompanying notes are an integral part of these financial statements.

181

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator 20+ Year Treasury Bond 5 Floor ETF - July
For the period ended 4/30/2021	$24.43	(0.09)	(0.84)	(0.93)	0.04
For the period 8/17/2019(d) - 10/31/2020	$24.87	(0.04)	(0.42)	(0.46)	0.02

Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
For the period ended 4/30/2021	$24.32	(0.09)	(1.19)	(1.28)	0.01
For the period 8/17/2020(d) - 10/31/2020	$24.87	(0.04)	(0.52)	(0.56)	0.01

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

182

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(0.89)	$23.54	(3.60)%	$11,772	0.79%		(0.79)%	0%
(0.44)	$24.43	(1.79)%	$3,053	0.80%	(e)	(0.80)%	0%

(1.27)	$23.05	(5.26)%	$3,457	0.79%		(0.79)%	0%
(0.55)	$24.32	(2.19)%	$5,473	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

183

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker ETF - January
For the period 12/31/2020(d) - 4/30/2021	$25.43	(0.07)	2.31	2.24	0.01

Innovator Double Stacker ETF - October
For the period ended 4/30/21	$24.84	(0.11)	5.22	5.11	0.01
For the period 9/30/2020(d) - 10/31/2020	$25.47	(0.02)	(0.64)	(0.66)	0.03

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

184

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

2.25	$27.68	8.84%	$4,152	0.79%		(0.79)%	0%

5.12	$29.96	20.60%	$20,973	0.79%		(0.79)%	0%
(0.63)	$24.84	(2.46)%	$11,801	0.80%	(e)	(0.80)%	0%

The accompanying notes are an integral part of these financial statements.

185

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Triple Stacker ETF - January
For the period 12/31/2020(d) - 4/30/2021	$25.42	(0.07)	2.28	2.21	0.01

Innovator Triple Stacker ETF - October
For the period ended 4/30/21	$25.00	(0.11)	4.88	4.77	0.01
For the period 9/30/2020(d) - 10/31/2020	$25.46	(0.02)	(0.45)	(0.47)	0.01

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

186

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

2.22	$27.64	8.75%	$29,717	0.79%	(0.79)%	0%

4.78	$29.78	19.10%	$23,822	0.79%	(0.79)%	0%
(0.46)	$25.00	(1.80)%	$6,875	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

187

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator Double Stacker 9 Buffer ETF - January
For the period 12/31/2020(d) - 4/30/2021	$25.42	(0.07)	1.53	1.46	0.01

Innovator Double Stacker 9 Buffer ETF - October
For the period ended 4/30/21	$24.96	(0.11)	3.48	3.37	-
For the period 9/30/2020(d) - 10/31/2020	$25.46	(0.02)	(0.51)	(0.53)	0.03

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

188

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

1.47	$26.89	5.78%	$16,133	0.79%	(0.79)%	0%

3.37	$28.33	13.49%	$38,954	0.79%	(0.79)%	0%
(0.50)	$24.96	(1.95)%	$31,204	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

189

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated ETF - April
For the period 3/31/2021(d) - 4/30/2021	$25.37	(0.02)	1.00	0.98	0.01

Innovator U.S. Equity Accelerated Plus ETF - April
For the period 3/31/2021(d) - 4/30/2021	$25.37	(0.02)	0.97	0.95	0.02

Innovator U.S. Equity Accelerated 9 Buffer ETF - April
For the period 3/31/2021(d) - 4/30/2021	$25.37	(0.02)	0.53	0.51	0.02

Innovator Growth Accelerated Plus ETF - April
For the period 3/31/2021(d) - 4/30/2021	$25.53	(0.02)	1.33	1.31	0.02

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

190

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

0.99	$26.36	3.90%	$6,590	0.79%	(0.79)%	0%

0.97	$26.34	3.82%	$4,609	0.79%	(0.79)%	0%

0.53	$25.90	2.11%	$24,610	0.79%	(0.79)%	0%

1.33	$26.86	5.22%	$5,372	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

191

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator U.S. Equity Accelerated ETF - Quarterly
For the period 3/31/2021(d) - 4/30/2021	$25.37	(0.02)	0.93	0.91	0.01

Innovator Growth Accelerated ETF - Quarterly
For the period 3/31/2021(d) - 4/30/2021	$25.53	(0.02)	1.23	1.21	0.02

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

192

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

0.92	$26.29	3.61%	$5,257	0.79%	(0.79)%	0%

1.23	$26.76	4.81%	$6,021	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

193

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which twenty-eight are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index (a)
Innovator MSCI EAFE Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator MSCI EAFE Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator MSCI EAFE Power Buffer ETF - July	IJUL	June 28, 2019	MSCI EAFE Price Index
Innovator MSCI Emerging Markets Power Buffer ETF – January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator MSCI Emerging Markets Power Buffer ETF – April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator MSCI Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019	MSCI Emerging Markets Price Index
Innovator Nasdaq-100 Power Buffer ETF – January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Nasdaq-100 Power Buffer ETF – April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Nasdaq-100 Power Buffer ETF – July	NJUL	June 30, 2020	Nasdaq-100 Price Index
Innovator Nasdaq-100 Power Buffer ETF – October	NOCT	September 30, 2019	Nasdaq-100 Price Index
Innovator Russell 2000 Power Buffer ETF – January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator Russell 2000 Power Buffer ETF – April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator Russell 2000 Power Buffer ETF – July	KJUL	June 30, 2020	Russell 2000 Price Index
Innovator Russell 2000 Power Buffer ETF – October	KOCT	September 30, 2019	Russell 2000 Price Index
Innovator 20+ Year Treasury Bond 5 Floor ETF – July	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF – July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Double Stacker ETF – January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF – October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF – January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust, and iShares Russell 2000 ETF
Innovator Triple Stacker ETF – October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust, and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF – January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF – October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF – April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF – April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF – April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF – April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF – Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF – Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

(a)	Each Fund individually seeks to track, before fees and expenses, the respective index up to a respective upside cap while providing a respective buffer for a given period.

194

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017	IBD® ETF Leaders Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – December	BDEC	November 29, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – December	PDEC	November 29, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – December	UDEC	November 29, 2019	S&P 500® Price Index

195

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. The Innovator MSCI EAFE and MSCI Emerging Markets ETFs list and principally trade their shares on NYSE Arca (“NYSE”). All other Innovator ETFs included in this report each, respectively, list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”).

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

196

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

197

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

198

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

199

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2021:

IJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$90,674,379	$-	$90,674,379
Short Term Investments	530,689	-	-	530,689
Total Assets	$530,689	$90,674,379	$-	$91,205,068

Liabilities
Options Written	$-	$4,470,735	$-	$4,470,735
Total Liabilities	$-	$4,470,735	$-	$4,470,735

IAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$25,634,057	$-	$25,634,057
Short Term Investments	198,780	-	-	198,780
Total Assets	$198,780	$25,634,057	$-	$25,832,837

Liabilities
Options Written	$-	$1,248,444	$-	$1,248,444
Total Liabilities	$-	$1,248,444	$-	$1,248,444

IJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$40,692,393	$-	$40,692,393
Short Term Investments	1,832	-	-	1,832
Total Assets	$1,832	$40,692,393	$-	$40,694,225

Liabilities
Options Written	$-	$7,634,853	$-	$7,634,853
Total Liabilities	$-	$7,634,853	$-	$7,634,853

EJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$127,451,399	$-	$127,451,399
Short Term Investments	732,827	-	-	732,827
Total Assets	$732,827	$127,451,399	$-	$128,184,226

Liabilities
Options Written	$-	$6,642,042	$-	$6,642,042
Total Liabilities	$-	$6,642,042	$-	$6,642,042

EAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$20,588,882	$-	$20,588,882
Short Term Investments	149,304	-	-	149,304
Total Assets	$149,304	$20,588,882	$-	$20,738,186

Liabilities
Options Written	$-	$1,275,897	$-	$1,275,897
Total Liabilities	$-	$1,275,897	$-	$1,275,897

200

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

EJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$26,979,687	$-	$26,979,687
Total Assets	$-	$26,979,687	$-	$26,979,687

Liabilities
Options Written	$-	$7,526,828	$-	$7,526,828
Total Liabilities	$-	$7,526,828	$-	$7,526,828

NJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$129,479,064	$-	$129,479,064
Short Term Investments	747,065	-	-	747,065
Total Assets	$747,065	$129,479,064	$-	$130,226,129

Liabilities
Options Written	$-	$8,858,050	$-	$8,858,050
Total Liabilities	$-	$8,858,050	$-	$8,858,050

NAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$49,770,425	$-	$49,770,425
Short Term Investments	388,815	-	-	388,815
Total Assets	$388,815	$49,770,425	$-	$50,159,240

Liabilities
Options Written	$-	$4,438,748	$-	$4,438,748
Total Liabilities	$-	$4,438,748	$-	$4,438,748

NJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$40,626,040	$-	$40,626,040
Short Term Investments	1	-	-	1
Total Assets	$1	$40,626,040	$-	$40,626,041

Liabilities
Options Written	$-	$10,623,366	$-	$10,623,366
Total Liabilities	$-	$10,623,366	$-	$10,623,366

NOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$70,401,844	$-	$70,401,844
Total Assets	$-	$70,401,844	$-	$70,401,844

Liabilities
Options Written	$-	$10,299,741	$-	$10,299,741
Total Liabilities	$-	$10,299,741	$-	$10,299,741

201

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

KJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$134,690,154	$-	$134,690,154
Short Term Investments	736,378	-	-	736,378
Total Assets	$736,378	$134,690,154	$-	$135,426,532

Liabilities
Options Written	$-	$12,869,592	$-	$12,869,592
Total Liabilities	$-	$12,869,592	$-	$12,869,592

KAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$71,472,597	$-	$71,472,597
Short Term Investments	565,871	-	-	565,871
Total Assets	$565,871	$71,472,597	$-	$72,038,468

Liabilities
Options Written	$-	$5,279,988	$-	$5,279,988
Total Liabilities	$-	$5,279,988	$-	$5,279,988

KJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$30,304,096	$-	$30,304,096
Total Assets	$-	$30,304,096	$-	$30,304,096

Liabilities
Options Written	$-	$12,270,202	$-	$12,270,202
Total Liabilities	$-	$12,270,202	$-	$12,270,202

KOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$74,048,230	$-	$74,048,230
Short Term Investments	4,209	-	-	4,209
Total Assets	$4,209	$74,048,230	$-	$74,052,439

Liabilities
Options Written	$-	$28,660,115	$-	$28,660,115
Total Liabilities	$-	$28,660,115	$-	$28,660,115

TFJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$11,754,343	$-	$11,754,343
Short Term Investments	40,637	-	-	40,637
Total Assets	$40,637	$11,754,343	$-	$11,794,980

Liabilities
Options Written	$-	$14,825	$-	$14,825
Total Liabilities	$-	$14,825	$-	$14,825

202

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

TBJL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$3,702,376	$-	$3,702,376
Short Term Investments	11,204	-	-	11,204
Total Assets	$11,204	$3,702,376	$-	$3,713,580

Liabilities
Options Written	$-	$254,099	$-	$254,099
Total Liabilities	$-	$254,099	$-	$254,099

DSJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$4,620,319	$-	$4,620,319
Short Term Investments	61,779	-	-	61,779
Total Assets	$61,779	$4,620,319	$-	$4,682,098

Liabilities
Options Written	$-	$527,610	$-	$527,610
Total Liabilities	$-	$527,610	$-	$527,610

DSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$25,971,055	$-	$25,971,055
Short Term Investments	112,609	-	-	112,609
Total Assets	$112,609	$25,971,055	$-	$26,083,664

Liabilities
Options Written	$-	$5,096,988	$-	$5,096,988
Total Liabilities	$-	$5,096,988	$-	$5,096,988

TSJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$38,338,803	$-	$38,338,803
Short Term Investments	212,884	-	-	212,884
Total Assets	$212,884	$38,338,803	$-	$38,551,687

Liabilities
Options Written	$-	$8,815,925	$-	$8,815,925
Total Liabilities	$-	$8,815,925	$-	$8,815,925

TSOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$39,969,754	$-	$39,969,754
Short Term Investments	93,815	-	-	93,815
Total Assets	$93,815	$39,969,754	$-	$40,063,569

Liabilities
Options Written	$-	$16,226,577	$-	$16,226,577
Total Liabilities	$-	$16,226,577	$-	$16,226,577

203

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)
DBJA
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$19,183,838	$-	$19,183,838
Short Term Investments	115,916	-	-	115,916
Total Assets	$115,916	$19,183,838	$-	$19,299,754

Liabilities
Options Written	$-	$3,156,695	$-	$3,156,695
Total Liabilities	$-	$3,156,695	$-	$3,156,695

DBOC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$51,536,485	$-	$51,536,485
Short Term Investments	176,150	-	-	176,150
Total Assets	$176,150	$51,536,485	$-	$51,712,635

Liabilities
Options Written	$-	$12,729,278	$-	$12,729,278
Total Liabilities	$-	$12,729,278	$-	$12,729,278

XDAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$7,189,703	$-	$7,189,703
Short Term Investments	50,802	-	-	50,802
Total Assets	$50,802	$7,189,703	$-	$7,240,505

Liabilities
Options Written	$-	$647,454	$-	$647,454
Total Liabilities	$-	$647,454	$-	$647,454

XTAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$5,445,666	$-	$5,445,666
Short Term Investments	72,944	-	-	72,944
Total Assets	$72,944	$5,445,666	$-	$5,518,610

Liabilities
Options Written	$-	$908,774	$-	$908,774
Total Liabilities	$-	$908,774	$-	$908,774

XBAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$28,756,920	$-	$28,756,920
Short Term Investments	189,709	-	-	189,709
Total Assets	$189,709	$28,756,920	$-	$28,946,629

Liabilities
Options Written	$-	$4,325,785	$-	$4,325,785
Total Liabilities	$-	$4,325,785	$-	$4,325,785

204

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

QTAP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$6,570,641	$-	$6,570,641
Short Term Investments	70,505	-	-	70,505
Total Assets	$70,505	$6,570,641	$-	$6,641,146

Liabilities
Options Written	$-	$1,267,158	$-	$1,267,158
Total Liabilities	$-	$1,267,158	$-	$1,267,158

XDSQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$5,644,490	$-	$5,644,490
Short Term Investments	10,334	-	-	10,334
Total Assets	$10,334	$5,644,490	$-	$5,654,824

Liabilities
Options Written	$-	$395,258	$-	$395,258
Total Liabilities	$-	$395,258	$-	$395,258

XDQQ
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$6,466,745	$-	$6,466,745
Short Term Investments	40,534	-	-	40,534
Total Assets	$40,534	$6,466,745	$-	$6,507,279

Liabilities
Options Written	$-	$484,420	$-	$484,420
Total Liabilities	$-	$484,420	$-	$484,420

205

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

There were no Level 3 investments for the Funds during the period ended April 30, 2021.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

206

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

207

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2021 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
IJAN	$90,674,379	$4,470,735
IAPR	25,634,057	1,248,444
IJUL	40,692,393	7,634,853
EJAN	127,451,399	6,642,042
EAPR	20,588,882	1,275,897
EJUL	26,979,687	7,526,828
NJAN	129,479,064	8,858,050
NAPR	49,770,425	4,438,748
NJUL	40,626,040	10,623,366
NOCT	70,401,844	10,299,741
KJAN	134,690,154	12,869,592
KAPR	71,472,597	5,279,988
KJUL	30,304,096	12,270,202
KOCT	74,048,230	28,660,115
TFJL	11,754,343	14,825
TBJL	3,702,376	254,099
DSJA	4,620,319	527,610
DSOC	25,971,055	5,096,988
TSJA	38,338,803	8,815,925
TSOC	39,969,754	16,226,577
DBJA	19,183,838	3,156,695
DBOC	51,536,485	12,729,278
XDAP	7,189,703	647,454
XTAP	5,445,666	908,774
XBAP	28,756,920	4,325,785
QTAP	6,570,641	1,267,158
XDSQ	5,644,490	395,258
XDQQ	6,466,745	484,420

208

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the year or period ended April 30, 2021:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
IJAN	$(2,608,445)	$-	$841,311	$-
IAPR	-	-	-	-
IJUL	8,181,398	-	(5,078,134)	-
EJAN	(711,964)	-	(478,869)	-
EAPR	-	-	-	-
EJUL	6,755,042	240,009	(3,141,332)	(190,217)
NJAN	(6,061,213)	-	(21,449,326)	-
NAPR	6,391,874	-	(11,889,679)	-
NJUL	3,627,883	-	(5,916,361)	-
NOCT	1,718,971	262,829	321,645	6,626
KJAN	(12,075,971)	-	(3,520,475)	-
KAPR	16,946,562	-	(30,203,070)	-
KJUL	4,494,832	-	(4,584,485)	-
KOCT	16,084,155	-	(7,468,176)	-
TFJL	(1,054,214)	-	62,387	-
TBJL	(194,102)	-	2,520	-
DSJA	-	-	-	-
DSOC	-	-	-	-
TSJA	-	-	-	-
TSOC	-	-	-	-
DBJA	(13,273)	-	(19,190)	-
DBOC	290,012	-	(754,551)	-
XDAP	-	-	-	-
XTAP	-	-	-	-
XBAP	-	-	20,133	-
QTAP	-	-	-	-
XDSQ	-	-	-	-
XDQQ	-	-	-	-

209

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
IJAN	$7,167,826	$1,463,543
IAPR	(100,606)	(5,836)
IJUL	8,890,279	(7,054,606)
EJAN	2,478,197	3,961,756
EAPR	(36,700)	909
EJUL	2,418,703	(4,715,946)
NJAN	21,728,782	12,007,665
NAPR	344,786	6,273,824
NJUL	12,219,076	(5,338,540)
NOCT	6,653,963	(2,202,045)
KJAN	33,960,426	989,383
KAPR	8,759,971	6,238,721
KJUL	12,617,908	(9,868,280)
KOCT	16,301,617	(19,584,431)
TFJL	(21,780)	143,800
TBJL	(6,946)	(40,355)
DSJA	531,222	(217,333)
DSOC	6,306,342	(3,316,960)
TSJA	4,270,372	(2,226,826)
TSOC	9,398,387	(7,201,958)
DBJA	1,134,518	(363,781)
DBOC	11,410,953	(6,153,484)
XDAP	305,869	(172,170)
XTAP	116,922	(84,103)
XBAP	853,389	(666,023)
QTAP	33,821	9,083
XDSQ	237,557	(151,312)
XDQQ	197,038	(76,998)

210

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2021, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
IJAN	$84,460,577	$(3,987,998)
IAPR	13,141,502	(640,048)
IJUL	63,547,075	(9,217,948)
EJAN	90,990,245	(6,472,675)
EAPR	10,627,131	(661,173)
EJUL	32,471,899	(8,493,972)
NJAN	93,183,570	(9,699,085)
NAPR	30,197,394	(9,424,630)
NJUL	55,128,548	(12,206,216)
NOCT	72,310,350	(10,168,560)
KJAN	108,130,321	(10,624,918)
KAPR	45,084,805	(15,096,638)
KJUL	35,984,740	(12,286,049)
KOCT	72,359,336	(24,080,130)
TFJL	14,310,089	(80,903)
TBJL	5,114,363	(268,978)
DSJA	3,426,118	(307,171)
DSOC	21,369,228	(3,237,906)
TSJA	26,878,954	(5,508,865)
TSOC	27,356,453	(9,897,081)
DBJA	12,496,270	(1,890,083)
DBOC	50,469,265	(10,400,300)
XDAP	4,258,612	(358,383)
XTAP	3,074,297	(491,323)
XBAP	15,091,468	(2,246,893)
QTAP	3,656,941	(688,629)
XDSQ	3,471,845	(214,365)
XDQQ	3,897,332	(269,210)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

211

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2021, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2021, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

212

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the year or period ended October 31, 2020, the Funds made the following permanent book-to-tax reclassifications due to different treatment of redemptions for tax purposes:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
IJAN	$-	$-
IJUL	99,955	(99,955)
EJAN	-	-
EJUL	81,627	(81,627)
NJAN	(2,272,596)	2,272,596
NAPR	(2,138,407)	2,138,407
NJUL	(614,583)	614,583
NOCT	(4,482,310)	4,482,310
KJAN	-	-
KAPR	(2,480,493)	2,480,493
KJUL	(647,522)	647,522
KOCT	40,575	(40,575)
TFJL	(9,675)	9,675
TBJL	-	-
DSOC	-	-
TSOC	-	-
DBOC	-	-

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  The Funds intend to pay out dividends from their net investment income, if any, as annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

213

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, IJAN, IAPR, and IJUL each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%, EJAN, EAPR, and EJUL each pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%, and All other Innovator ETFs included in this report each, respectively, each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

214

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
IJAN	$-	$-	$-	$-
IAPR	-	-	-	-
IJUL	-	-	-	-
EJAN	-	-	-	-
EAPR	-	-	-	-
EJUL	-	-	-	-
NJAN	-	-	-	-
NAPR	-	-	-	-
NJUL	-	-	-	-
NOCT	-	-	-	-
KJAN	-	-	-	-
KAPR	-	-	-	-
KJUL	-	-	-	-
KOCT	-	-	-	-
TFJL	-	-	-	-
TBJL	-	-	-	-
DSJA	-	-	-	-
DSOC	-	-	-	-
TSJA	-	-	-	-
TSOC	-	-	-	-
DBJA	-	-	-	-
DBOC	-	-	-	-
XDAP	-	-	-	-
XTAP	-	-	-	-
XBAP	-	-	-	-
QTAP	-	-	-	-
XDSQ	-	-	-	-
XDQQ	-	-	-	-

215

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

For the period ended April 30, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
IJAN	$-	$-
IAPR	-	-
IJUL	-	-
EJAN	-	-
EAPR	2,150,270	-
EJUL	-	1,204,102
NJAN	-	-
NAPR	2,178,788	-
NJUL	-	-
NOCT	-	1,732,467
KJAN	-	-
KAPR	2,341,842	-
KJUL	-	-
KOCT	-	-
TFJL	-	-
TBJL	-	-
DSJA	-	-
DSOC	-	-
TSJA	-	-
TSOC	-	-
DBJA	-	-
DBOC	-	-
XDAP	-	-
XTAP	1,863,744	-
XBAP	-	-
QTAP	-	-
XDSQ	-	-
XDQQ	-	-

5.         CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

216

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares except NOCT, which issues and redeems in blocks of 35,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. All the Funds, excluding TFJL and TBJL, assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions (e.g. variable fees) of the respective Fund. TFJL and TBJL assess investors a transaction fee of $500 of the value of the transaction on creations and redemptions. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Variable fees received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2020, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
IJAN	$52,725,593	$-	$-	$-
IJUL	69,919,528	-	-	-
EJAN	28,129,139	-	-	-
EJUL	35,254,749	-	-	-
NJAN	39,493,773	-	-	-
NAPR	15,759,605	-	-	-
NJUL	57,090,778	-	-	-
NOCT	40,705,511	-	-	-
KJAN	166,359,934	-	-	-
KAPR	33,280,448	-	-	-
KJUL	23,371,316	-	-	-
KOCT	48,194,826	-	-	-
TFJL	3,117,313	49,616	(111,645)	(62,029)
TBJL	5,586,737	152,780	(262,648)	(109,868)
DSOC	12,007,243	209,505	(412,498)	(202,993)
TSOC	7,095,668	448,495	(665,036)	(216,541)
DBOC	31,859,920	1,220,520	(1,873,804)	(653,284)

217

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to the tax treatment of derivatives.

At October 31, 2020, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Undistributed Net Ordinary Income	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings /(Accumulated Deficit)
IJAN	$(765,167)	$-	$-	$-	$(765,167)
IJUL	(3,437,502)	-	-	-	(3,437,502)
EJAN	(566,602)	-	-	-	(566,602)
EJUL	(3,501,080)	-	-	-	(3,501,080)
NJAN	-	-	-	-	-
NAPR	-	-	-	-	-
NJUL	-	-	-	-	-
NOCT	-	-	-	-	-
KJAN	(1,249,125)	-	-	-	(1,249,125)
KAPR	-	-	-	-	-
KJUL	-	-	-	-	-
KOCT	(505,603)	-	-	-	(505,603)
TFJL	(21,101)	-	-	(62,029)	(83,130)
TBJL	(37,730)	-	-	(109,868)	(147,598)
DSOC	(3,179)	-	-	(202,993)	(206,172)
TSOC	(3,741)	-	-	(216,541)	(220,282)
DBOC	(8,708)	-	-	(653,284)	(661,992)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. During the fiscal period ended October 31, 2020, the Funds elected to defer qualified late year ordinary losses as follows:

Late Year Ordinary Losses
IJAN	$219,055
IJUL	482,520
EJAN	158,719
EJUL	287,553
NJAN	-
NAPR	-
NJUL	-
NOCT	-
KJAN	374,961
KAPR	-
KJUL	-
KOCT	249,618
TFJL	4,721
TBJL	9,150
DSOC	3,179
TSOC	3,741
DBOC	8,708

218

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2020, for federal income tax purposes, the Funds has capital loss carryforwards available to offset future capital gains as follows:

	Indefinite Short-Term	Indefinite Long-Term
IJAN	$218,445	$327,667
IJUL	1,181,993	1,772,989
EJAN	163,153	244,730
EJUL	1,285,412	1,928,115
NJAN	-	-
NAPR	-	-
NJUL	-	-
NOCT	-	-
KJAN	349,665	524,499
KAPR	-	-
KJUL	-	-
KOCT	102,394	153,591
TFJL	13,124	-
TBJL	8,083	-
DSOC	-	-
TSOC	-	-
DBOC	-	-

The tax character of the distributions paid by the Funds during the fiscal period ended October 31, 2020 were as follows:

Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
IJAN	$-	$-	$-
IJUL	424,324	232,892	657,216
EJAN	-	-	-
EJUL	174,583	127,619	302,202
NJAN	-	-	-
NAPR	-	-	-
NJUL	-	-	-
NOCT	217,656	93,861	311,517
KJAN	-	-	-
KAPR	-	-	-
KJUL	-	-	-
KOCT	163,716	77,172	240,888
TFJL	-	-	-
TBJL	-	-	-
DSOC	-	-	-
TSOC	-	-	-
DBOC	-	-	-

The Funds did not pay any distributions during the fiscal period ended October 31, 2019.

219

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

7.         COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

8.         SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

220

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019-present), Founding Principal and President (2001-2019), Timothy Financial Counsel, Inc.	70	None
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	70	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	70	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003-2019).

221

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	70	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	70	Independent Trustee, ETF Managers Group, LLC (2012-2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	70	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

222

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR MSCI EAFE POWER BUFFER ETF – APRIL

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – APRIL

At a quarterly in-person Board meeting held on June 27, 2019, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator MSCI EAFE Power Buffer ETF – April and Innovator MSCI Emerging Markets Power Buffer ETF - April (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

223

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Innovator MSCI EAFE Power Buffer ETF – April would pay the Adviser a unitary fee equal to an annual rate of 0.85% of its average daily net assets and the Innovator MSCI Emerging Markets Power Buffer ETF - April would pay the Adviser a unitary fee equal to an annual rate of 0.89% of its average daily net assets . The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

224

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

225

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR DOUBLE STACKER ETF – JANUARY

INNOVATOR TRIPLE STACKER ETF – JANUARY

INNOVATOR DOUBLE STACKER 9 BUFFER ETF – JANUARY

At a quarterly in-person Board meeting held on June 11, 2020, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Double Stacker ETF – January, Innovator Triple Stacker ETF – January and Innovator Double Stacker 9 Buffer ETF - January (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

226

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

227

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

228

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR U.S. EQUITY ACCELERATED ETF – APRIL

INNOVATOR U.S. EQUITY ACCELERATED PLUS ETF – APRIL

INNOVATOR U.S. EQUITY ACCELERATED 9 BUFFER ETF – APRIL

INNOVATOR U.S. EQUITY ACCELERATED ETF – QUARTERLY

At a quarterly in-person Board meeting held on December 16, 2020, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator U.S. Equity Accelerated ETF - April, Innovator U.S. Equity Accelerated Plus ETF - April, Innovator U.S. Equity Accelerated 9 Buffer ETF – April and Innovator U.S. Equity Accelerated ETF - Quarterly (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

229

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

230

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

231

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT

MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR GROWTH ACCELERATED PLUS ETF – APRIL

INNOVATOR GROWTH ACCELERATED ETF – QUARTERLY

At a quarterly in-person Board meeting held on March 18, 2021, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator Growth Accelerated Plus ETF – April and Innovator Growth Accelerated ETF - Quarterly (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub- Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub- Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

232

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

233

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

234

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1. INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

235

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.	TAX NOTICE

For the fiscal year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2020, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2020, the Funds paid the following ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c):

% of Ordinary Income Distributions designated as Short-Term Capital Gain Distributions
IJAN	0.00%
IJUL	100.00%
EJAN	0.00%
EJUL	100.00%
NJAN	0.00%
NAPR	0.00%
NJUL	0.00%
NOCT	100.00%
KJAN	0.00%
KAPR	0.00%
KJUL	0.00%
KOCT	100.00%
TFJL	0.00%
TBJL	0.00%
DSOC	0.00%
TSOC	0.00%
DBOC	0.00%

236

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

INNOVATOR

Semi-Annual Report

INNOVATOR S&P 500®
DEFINED OUTCOME ETFS

April 30, 2021
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	6
Expense Example	78
Schedules of Investments and Options Written	81
Statements of Assets and Liabilities	153
Statements of Operations	171
Statements of Changes in Net Assets	189
Financial Highlights	207
Notes to Financial Statements	225
Trustees and Officers	259
Additional Information	261

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended April 30, 2021.

What a difference a year makes. This time last year, the stock market was struggling to get out of a bear market. Millions of Americans were losing their jobs. The country was in lockdown due to the pandemic, and people had to wear masks in public at all times. The outlook for the economy was dire and the nation was sorely divided over the presidential election.

Today, the severe impact of Covid is fading away. The stock market has not only recovered but has soared to new heights. The economy has rebounded, growing over the last three quarters at its fastest pace in 70 years. And there was a peaceful, albeit slightly extended, transition of power in the White House.

Life is getting back to normal – of a sort – even if there are longer-lasting changes to the post-Covid world.

In 2020, we were pleased to see that Innovator ETFs performed true to design by mitigating the declines of a bear market. Thank you for staying with us as market uncertainty tested the resiliency of our ETFs.

Looking ahead, we see the potential of a lower-return environment, signaled by historically high equity market valuations and continued low bond yields. Our Defined Outcome ETFs seek to continue to buffer client portfolios on the downside while letting them stay invested in equities.

This past six months ended April 30 saw our S&P 500 Buffer ETFs helped dampen volatility while providing upside participation in the market, performing exactly as they were designed. Volatility is a statistical measure of the dispersion of returns for a given security or market index. Clients of buffered products benefited from significantly less volatility and lower drawdowns which we believe offers a compelling alternative to moving investment to cash and foregoing potential gains.

With higher volatility potentially ahead in a mature bull market, we believe more than ever that our Defined Outcome ETFs can play an important part in client portfolios for the long run.

Letter to Shareholders (Unaudited) (Continued)

As always, all of us at Innovator thank you for your patronage. We will continue to work hard to earn your trust and support.

Looking forward to even better times ahead,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2021 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The Funds are designed to provide point-to-point exposure to the price return of a reference asset via a basket of Flex Options over a one year outcome period. As a result, the ETFs are not expected to move directly in line with the reference asset during the interim period. The funds have characteristics unlike other traditional investment products and may not be suitable for all investors. Please see "investor suitability" in the prospectus.

Investing involves risks. Loss of principal is possible. The Funds face numerous market trading risks, including active markets risk, authorized participation concentration risk, buffered loss risk, cap change risk, capped upside return risk, correlation risk, liquidity risk, management risk, market maker risk, market risk, non-diversification risk, operation risk, options risk, trading issues risk, upside participation risk and valuation risk. For a detail list of fund risks see the prospectus.

Letter to Shareholders (Unaudited) (Continued)

FLEX Options Risk The Funds will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (OCC). In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Fund shareholders are subject to an upside return cap (Cap) that represents the maximum percentage return an investor can achieve from an investment in the funds' for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund's position relative to it, should be considered before investing in the Fund. The Funds' website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

Some of the Funds seek to provide a buffer or floor level against Index losses during the Outcome Period; however, the Funds only seek to provide that respective level of buffer or floor level for those shareholders that hold shares for the entire Outcome Period. The floor in this context is the maximum loss percentage sought over the Outcome Period. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond any pre-determined buffer or floor, an investor purchasing shares at that price may not benefit from the buffer or floor, as applicable. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer or floor until the Fund’s value has decreased to its value at the commencement of the Outcome Period.

This material must be preceded by or accompanied with a prospectus. The Funds' investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – January from its inception (December 31, 2018) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - January
NAV Return	29.29%	17.80%
Market Return	29.10%	17.64%
S&P 500® Index - Price Return	43.56%	24.57%
S&P 500® Index - Total Return	45.98%	26.89%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJAN.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – February from its inception (January 31, 2020) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - February
NAV Return	30.97%	17.35%
Market Return	31.02%	17.15%
S&P 500® Index - Price Return	43.56%	23.14%
S&P 500® Index - Total Return	45.98%	25.30%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BFEB.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – March from its inception (February 28, 2020) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - March
NAV Return	24.41%	19.56%
Market Return	24.29%	19.56%
S&P 500® Index - Price Return	43.56%	34.57%
S&P 500® Index - Total Return	45.98%	36.86%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAR.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – April from its inception (March 29, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - April
NAV Return	17.79%	10.81%
Market Return	16.35%	10.90%
S&P 500® Index - Price Return	43.56%	20.47%
S&P 500® Index - Total Return	45.98%	22.67%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAPR.

INNOVATOR S&P 500® BUFFER ETF – MAY

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – May from its inception (April 30, 2020) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - May
NAV Return	18.63%	18.63%
Market Return	18.77%	18.77%
S&P 500® Index - Price Return	43.56%	43.56%
S&P 500® Index - Total Return	45.98%	45.98%

(a) Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – MAY

Fund Performance
April 30, 2021 (Unaudited)(Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAY.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – June from its inception (May 31, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - June
NAV Return	19.94%	13.20%
Market Return	19.49%	13.10%
S&P 500® Index - Price Return	43.56%	24.37%
S&P 500® Index - Total Return	45.98%	26.61%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUN.

INNOVATOR S&P 500® BUFFER ETF – JULY

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – July from its inception (August 28, 2018) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - July
NAV Return	20.56%	7.87%
Market Return	19.77%	7.75%
S&P 500® Index - Price Return	43.56%	14.72%
S&P 500® Index - Total Return	45.98%	16.88%

(a)	Inception date is August 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent month–end performance, please visit the Fund’s website at innovatoretfs.com

INNOVATOR S&P 500® BUFFER ETF – JULY

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUL.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – August from its inception (July 31, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - August
NAV Return	25.53%	13.45%
Market Return	24.82%	13.29%
S&P 500® Index - Price Return	43.56%	21.33%
S&P 500® Index - Total Return	45.98%	23.55%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAUG.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – September from its inception (August 30, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - September
NAV Return	28.32%	16.37%
Market Return	27.79%	16.30%
S&P 500® Index - Price Return	43.56%	23.84%
S&P 500® Index - Total Return	45.98%	26.04%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSEP.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – October from its inception (September 28, 2018) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - October
NAV Return	29.35%	10.67%
Market Return	29.42%	10.63%
S&P 500® Index - Price Return	43.56%	14.98%
S&P 500® Index - Total Return	45.98%	17.15%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOCT.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – November from its inception (October 31, 2019) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - November
NAV Return	25.82%	14.63%
Market Return	25.28%	14.50%
S&P 500® Index - Price Return	43.56%	23.77%
S&P 500® Index - Total Return	45.98%	25.99%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BNOV.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – December from its inception (November 29, 2019) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - December
NAV Return	29.81%	15.92%
Market Return	28.93%	15.75%
S&P 500® Index - Price Return	43.56%	22.33%
S&P 500® Index - Total Return	45.98%	24.46%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BDEC.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – January from its inception (December 31, 2018) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - January
NAV Return	19.13%	11.08%
Market Return	19.00%	11.03%
S&P 500® Index - Price Return	43.56%	24.57%
S&P 500® Index - Total Return	45.98%	26.89%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJAN.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – February from its inception (January 31, 2020) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - February
NAV Return	20.44%	11.31%
Market Return	21.07%	11.36%
S&P 500® Index - Price Return	43.56%	23.14%
S&P 500® Index - Total Return	45.98%	25.30%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PFEB.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – March from its inception (February 28, 2020) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - March
NAV Return	16.59%	13.17%
Market Return	16.55%	13.41%
S&P 500® Index - Price Return	43.56%	34.57%
S&P 500® Index - Total Return	45.98%	36.86%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAR.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – April from its inception (March 29, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - April
NAV Return	12.21%	7.22%
Market Return	11.44%	7.33%
S&P 500® Index - Price Return	43.56%	20.47%
S&P 500® Index - Total Return	45.98%	22.67%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAPR.

INNOVATOR S&P 500® POWER BUFFER ETF – MAY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – May from its inception (April 30, 2020) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - May
NAV Return	12.74%	12.74%
Market Return	12.91%	12.91%
S&P 500® Index - Price Return	43.56%	43.56%
S&P 500® Index - Total Return	45.98%	45.98%

(a) Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – MAY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAY.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – June from its inception (May 31, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - June
NAV Return	15.27%	10.63%
Market Return	15.27%	10.52%
S&P 500® Index - Price Return	43.56%	24.37%
S&P 500® Index - Total Return	45.98%	26.61%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUN.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – July from its inception (August 7, 2018) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - July
NAV Return	14.24%	6.36%
Market Return	13.68%	6.27%
S&P 500® Index - Price Return	43.56%	14.96%
S&P 500® Index - Total Return	45.98%	17.15%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUL.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – August from its inception (July 31, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - August
NAV Return	18.05%	10.02%
Market Return	17.57%	9.92%
S&P 500® Index - Price Return	43.56%	21.33%
S&P 500® Index - Total Return	45.98%	23.55%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAUG.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – September from its inception (August 30, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - September
NAV Return	17.75%	10.76%
Market Return	17.20%	10.70%
S&P 500® Index - Price Return	43.56%	23.84%
S&P 500® Index - Total Return	45.98%	26.04%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSEP.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – October from its inception (September 28, 2018) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - October
NAV Return	19.24%	7.45%
Market Return	18.86%	7.34%
S&P 500® Index - Price Return	43.56%	14.98%
S&P 500® Index - Total Return	45.98%	17.15%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/POCT.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – November from its inception (October 31, 2019) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - November
NAV Return	19.41%	11.38%
Market Return	19.26%	11.44%
S&P 500® Index - Price Return	43.56%	23.77%
S&P 500® Index - Total Return	45.98%	25.99%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PNOV.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – December from its inception (November 29, 2019) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - December
NAV Return	18.63%	9.88%
Market Return	18.34%	9.94%
S&P 500® Index - Price Return	43.56%	22.33%
S&P 500® Index - Total Return	45.98%	24.46%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PDEC.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – January from its inception (December 31, 2018) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - January
NAV Return	14.24%	9.10%
Market Return	14.26%	9.12%
S&P 500® Index - Price Return	43.56%	24.57%
S&P 500® Index - Total Return	45.98%	26.89%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJAN.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – February from its inception (January 31, 2020) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - February
NAV Return	14.60%	8.65%
Market Return	14.51%	8.50%
S&P 500® Index - Price Return	43.56%	23.14%
S&P 500® Index - Total Return	45.98%	25.30%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UFEB.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – March from its inception (February 28, 2020) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - March
NAV Return	10.86%	9.06%
Market Return	10.98%	9.20%
S&P 500® Index - Price Return	43.56%	34.57%
S&P 500® Index - Total Return	45.98%	36.86%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAR.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – April from its inception (March 29, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - April
NAV Return	8.50%	1.85%
Market Return	7.03%	1.98%
S&P 500® Index - Price Return	43.56%	20.47%
S&P 500® Index - Total Return	45.98%	22.67%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAPR.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MAY

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – May from its inception (April 30, 2020) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - May
NAV Return	7.72%	7.72%
Market Return	7.74%	7.74%
S&P 500® Index - Price Return	43.56%	43.56%
S&P 500® Index - Total Return	45.98%	45.98%

(a) Inception date is April 30, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MAY

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAY.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – June from its inception (May 31, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - June
NAV Return	11.09%	8.29%
Market Return	11.01%	8.25%
S&P 500® Index - Price Return	43.56%	24.37%
S&P 500® Index - Total Return	45.98%	26.61%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUN.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – July from its inception (August 7, 2018) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - July
NAV Return	10.52%	4.83%
Market Return	10.14%	4.75%
S&P 500® Index - Price Return	43.56%	14.96%
S&P 500® Index - Total Return	45.98%	17.15%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUL.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – August from its inception (July 31, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - August
NAV Return	14.32%	8.14%
Market Return	13.72%	8.01%
S&P 500® Index - Price Return	43.56%	21.33%
S&P 500® Index - Total Return	45.98%	23.55%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAUG.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – September from its inception (August 30, 2019) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - September
NAV Return	13.02%	8.24%
Market Return	12.90%	8.23%
S&P 500® Index - Price Return	43.56%	23.84%
S&P 500® Index - Total Return	45.98%	26.04%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/USEP.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – October from its inception (September 28, 2018) to April 30, 2021 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - October
NAV Return	13.44%	5.58%
Market Return	13.36%	5.46%
S&P 500® Index - Price Return	43.56%	14.98%
S&P 500® Index - Total Return	45.98%	17.15%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UOCT.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – November from its inception (October 31, 2019) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - November
NAV Return	14.30%	8.78%
Market Return	13.77%	8.58%
S&P 500® Index - Price Return	43.56%	23.77%
S&P 500® Index - Total Return	45.98%	25.99%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UNOV.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – December from its inception (November 29, 2019) to April 30, 2021 as compared with the S&P 500® Index - Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2021
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - December
NAV Return	13.39%	7.47%
Market Return	12.71%	7.41%
S&P 500® Index - Price Return	43.56%	22.33%
S&P 500® Index - Total Return	45.98%	24.46%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Fund Performance
April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UDEC.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses
	Beginning	Ending	Paid
	Account Value	Account Value	During the Period (a)
Innovator S&P 500® Buffer ETF - January (NAV)	$1,000.00	$1,178.20	$4.27
Innovator S&P 500® Buffer ETF - February (NAV)	1,000.00	1,193.00	4.30
Innovator S&P 500® Buffer ETF - March (NAV)	1,000.00	1,148.00	4.21
Innovator S&P 500® Buffer ETF - April (NAV)	1,000.00	1,088.00	4.09
Innovator S&P 500® Buffer ETF - May (NAV)	1,000.00	1,088.90	4.09
Innovator S&P 500® Buffer ETF - June (NAV)	1,000.00	1,098.50	4.11
Innovator S&P 500® Buffer ETF - July (NAV)	1,000.00	1,122.80	4.16
Innovator S&P 500® Buffer ETF - August (NAV)	1,000.00	1,136.20	4.18
Innovator S&P 500® Buffer ETF - September (NAV)	1,000.00	1,182.60	4.28
Innovator S&P 500® Buffer ETF - October (NAV)	1,000.00	1,165.10	4.24
Innovator S&P 500® Buffer ETF - November (NAV)	1,000.00	1,146.70	4.20
Innovator S&P 500® Buffer ETF - December (NAV)	1,000.00	1,174.00	4.26
Innovator S&P 500® Power Buffer ETF - January (NAV)	1,000.00	1,101.60	4.12
Innovator S&P 500® Power Buffer ETF - February (NAV)	1,000.00	1,119.80	4.15
Innovator S&P 500® Power Buffer ETF - March (NAV)	1,000.00	1,097.60	4.11
Innovator S&P 500® Power Buffer ETF - April (NAV)	1,000.00	1,054.80	4.02
Innovator S&P 500® Power Buffer ETF - May (NAV)	1,000.00	1,056.70	4.03
Innovator S&P 500® Power Buffer ETF - June (NAV)	1,000.00	1,064.50	4.04
Innovator S&P 500® Power Buffer ETF - July (NAV)	1,000.00	1,076.90	4.07
Innovator S&P 500® Power Buffer ETF - August (NAV)	1,000.00	1,087.20	4.09
Innovator S&P 500® Power Buffer ETF - September (NAV)	1,000.00	1,121.20	4.15
Innovator S&P 500® Power Buffer ETF - October (NAV)	1,000.00	1,108.40	4.13
Innovator S&P 500® Power Buffer ETF - November (NAV)	1,000.00	1,099.00	4.11
Innovator S&P 500® Power Buffer ETF - December (NAV)	1,000.00	1,100.70	4.11

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2021 (Unaudited) (Continued)

			Expenses
	Beginning	Ending	Paid
	Account Value	Account Value	During the Period (a)
Innovator S&P 500® Ultra Buffer ETF - January (NAV)	1,000.00	1,083.10	4.08
Innovator S&P 500® Ultra Buffer ETF - February (NAV)	1,000.00	1,091.70	4.10
Innovator S&P 500® Ultra Buffer ETF - March (NAV)	1,000.00	1,069.00	4.05
Innovator S&P 500® Ultra Buffer ETF - April (NAV)	1,000.00	1,036.30	3.99
Innovator S&P 500® Ultra Buffer ETF - May (NAV)	1,000.00	1,035.10	3.99
Innovator S&P 500® Ultra Buffer ETF - June (NAV)	1,000.00	1,042.20	4.00
Innovator S&P 500® Ultra Buffer ETF - July (NAV)	1,000.00	1,052.50	4.02
Innovator S&P 500® Ultra Buffer ETF - August (NAV)	1,000.00	1,059.80	4.03
Innovator S&P 500® Ultra Buffer ETF - September (NAV)	1,000.00	1,079.40	4.07
Innovator S&P 500® Ultra Buffer ETF - October (NAV)	1,000.00	1,071.30	4.06
Innovator S&P 500® Ultra Buffer ETF - November (NAV)	1,000.00	1,061.40	4.04
Innovator S&P 500® Ultra Buffer ETF - December (NAV)	1,000.00	1,077.00	4.07

(a)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2021 (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

			Expenses
	Beginning	Ending	Paid
	Account Value	Account Value	During the Period (a)
Innovator S&P 500® Buffer ETF - January (NAV)	$1,000.00	$1,020.88	$3.96
Innovator S&P 500® Buffer ETF - February (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Buffer ETF - March (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Buffer ETF - May (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Buffer ETF - June (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Buffer ETF - August (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Buffer ETF - September (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Buffer ETF - November (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Buffer ETF - December (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - February (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - March (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - May (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - June (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - August (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - September (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - November (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Power Buffer ETF - December (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - January (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - February (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - March (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - April (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - May (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - June (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - July (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - August (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - September (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - October (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - November (NAV)	1,000.00	1,020.88	3.96
Innovator S&P 500® Ultra Buffer ETF - December (NAV)	1,000.00	1,020.88	3.96

(a)	Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.55% (a)(b)
CALL OPTIONS - 102.12%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $2.97	4,087	$170,550,510	$167,438,053
			167,438,053
PUT OPTIONS - 3.43%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $373.89	4,087	170,550,510	5,617,617
			5,617,617
TOTAL PURCHASED OPTIONS (Cost $160,354,901)			173,055,670

SHORT TERM INVESTMENTS - 0.62%	Principal Amount
Money Market Deposit Account - 0.62%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,019,274		1,019,274
TOTAL SHORT TERM INVESTMENTS (Cost $1,019,274)			1,019,274

Total Investments (Cost $161,374,175) - 106.17			174,074,944
Liabilities in Excess of Other Assets - (6.17)%			(10,113,580)
TOTAL NET ASSETS - 100.00%			$163,961,364

Asset Type	% of Net Assets
Purchased Options	105.55%
Short Term Investments	0.62
Total Investments	106.17
Liabilities in Excess of Other Assets	(6.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	$429.59	4,087	$(170,550,510)	$(6,585,986)
					(6,585,986)
Put Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	340.23	4,087	(170,550,510)	(3,417,555)
					(3,417,555)
Total Options Written (Premiums Received $11,337,092)					$(10,003,541)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.13% (a)(b)
CALL OPTIONS - 101.61%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $2.97	2,060	$85,963,800	$84,396,150
			84,396,150
PUT OPTIONS - 3.52%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $370.08	2,060	85,963,800	2,922,983
			2,922,983
TOTAL PURCHASED OPTIONS (Cost $82,491,978)			87,319,133

SHORT TERM INVESTMENTS - 0.67%	Principal Amount
Money Market Deposit Account - 0.67%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$554,307		554,307
TOTAL SHORT TERM INVESTMENTS (Cost $554,307)			554,307

Total Investments (Cost $83,046,285) - 105.80%			87,873,440
Liabilities in Excess of Other Assets - (5.80)%			(4,813,100)
TOTAL NET ASSETS - 100.00%			$83,060,340

Asset Type	% of Net Assets
Purchased Options	105.13%
Short Term Investments	0.67
Total Investments	105.80
Liabilities in Excess of Other Assets	(5.80)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	$436.68	2,060	$(85,963,800)	$(2,942,253)
					(2,942,253)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	336.76	2,060	(85,963,800)	(1,818,087)
					(1,818,087)
Total Options Written (Premiums Received $6,281,378)					$(4,760,340)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.00% (a)(b)
CALL OPTIONS - 100.69%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $3.05	1,773	$73,987,290	$72,622,919
			72,622,919
PUT OPTIONS - 4.31%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $380.37	1,773	73,987,290	3,110,825
			3,110,825
TOTAL PURCHASED OPTIONS (Cost $72,644,501)			75,733,744

SHORT TERM INVESTMENTS - 0.73%	Principal Amount
Money Market Deposit Account - 0.73%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$529,437		529,437
TOTAL SHORT TERM INVESTMENTS (Cost $529,437)			529,437

Total Investments ($73,173,938) - 105.73%			76,263,181
Liabilities in Excess of Other Assets - (5.73)%			(4,134,696)
TOTAL NET ASSETS - 100.00%			$72,128,485

Asset Type	% of Net Assets
Purchased Options	105.00%
Short Term Investments	0.73
Total Investments	105.73
Liabilities in Excess of Other Assets	(5.73)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	$446.62	1,773	$(73,987,290)	$(2,125,071)
					(2,125,071)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	346.13	1,773	(73,987,290)	(1,965,500)
					(1,965,500)
Total Options Written (Premiums Received $5,020,923)					$(4,090,571)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.44% (a)(b)
CALL OPTIONS - 99.65%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.18	3,001	$125,231,730	$122,449,421
			122,449,421
PUT OPTIONS - 5.79%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.34	3,001	125,231,730	7,111,993
			7,111,993
TOTAL PURCHASED OPTIONS (Cost $126,838,782)			129,561,414

SHORT TERM INVESTMENTS - 1.00%	Principal Amount
Money Market Deposit Account - 1.00%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,223,393		1,223,393
TOTAL SHORT TERM INVESTMENTS (Cost $1,223,393)			1,223,393

Total Investments (Cost $128,062,175) - 106.44%			130,784,807
Liabilities in Excess of Other Assets - (6.44)%			(7,907,508)
TOTAL NET ASSETS - 100.00%			$122,877,299

Asset Type	% of Net Assets
Purchased Options	105.44%
Short Term Investments	1.00
Total Investments	106.44
Liabilities in Excess of Other Assets	(6.44)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$451.82	3,001	$(125,231,730)	$(3,304,089)
					(3,304,089)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	360.66	3,001	(125,231,730)	(4,542,052)
					(4,542,052)
Total Options Written (Premiums Received $7,573,956)					$(7,846,141)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MAY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.60% (a)(b)
CALL OPTIONS - 97.78%
SPY SPDR S&P 500® Trust ETF, Expires 4/29/2022, Strike Price $3.35	619	$25,830,870	$25,261,390
			25,261,390
PUT OPTIONS - 7.82%
SPY SPDR S&P 500® Trust ETF, Expires 4/29/2022, Strike Price $417.31	619	25,830,870	2,019,797
			2,019,797
TOTAL PURCHASED OPTIONS (Cost $31,554,755)			27,281,187

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$11		11
TOTAL SHORT TERM INVESTMENTS (Cost $11)			11

Total Investments (Cost $31,554,766) - 105.60%			27,281,198
Liabilities in Excess of Other Assets - (5.60)%			(1,445,481)
TOTAL NET ASSETS - 100.00%			$25,835,717

Asset Type	% of Net Assets
Purchased Options	105.60%
Short Term Investments	0.00	(c)
Total Investments	105.60
Liabilities in Excess of Other Assets	(5.60)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/29/2022	$474.05	619	$(25,830,870)	$(371,400)
					(371,400)
Put Options
SPY SPDR S&P 500® Trust ETF	4/29/2022	379.74	619	(25,830,870)	(1,286,282)
					(1,286,282)
Total Options Written (Premiums Received $1,654,170)					$(1,657,682)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 133.43% (a)(b)
CALL OPTIONS - 133.22%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $1,826.61	172	$71,916,124	$40,518,872
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $182.68	6	250,872	141,333
			40,660,205
PUT OPTIONS - 0.21%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $3,653.21	86	35,958,062	53,411
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $3,044.32	86	35,958,062	9,947
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $365.36	3	125,436	187
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $304.44	3	125,436	35
			63,580
TOTAL PURCHASED OPTIONS (Cost $37,117,999)			40,723,785

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$1,020		1,020
TOTAL SHORT TERM INVESTMENTS (Cost $1,020)			1,020

Total Investments (Cost $37,119,019) - 133.43%			40,724,805
Liabilities in Excess of Other Assets - (33.43)%			(10,203,587)
TOTAL NET ASSETS - 100.00%			$30,521,218

Asset Type	% of Net Assets
Purchased Options	133.43%
Short Term Investments	0.00	(c)
Total Investments	133.43
Liabilities in Excess of Other Assets	(33.43)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/28/2021	$3,653.21	86	$(35,958,062)	$(4,609,006)
SPX S&P 500® Index	5/28/2021	3,545.10	86	(35,958,062)	(5,523,892)
XSP S&P 500® Mini Index	5/28/2021	365.36	3	(125,436)	(16,066)
XSP S&P 500® Mini Index	5/28/2021	354.51	3	(125,436)	(19,270)
					(10,168,234)
Put Options
SPX S&P 500® Index	5/28/2021	2,770.32	86	(35,958,062)	(5,144)
SPX S&P 500® Index	5/28/2021	1,826.61	172	(71,916,124)	(1,499)
XSP S&P 500® Mini Index	5/28/2021	277.03	3	(125,436)	(18)
XSP S&P 500® Mini Index	5/28/2021	182.68	6	(250,872)	(5)
					(6,666)
Total Options Written (Premiums Received $1,577,888)					$(10,174,900)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 129.42% (a)(b)
CALL OPTIONS - 128.52%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $1,860.16	280	$117,072,760	$64,946,491
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $186.03	12	501,744	278,325
			65,224,816
PUT OPTIONS - 0.90%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $3,720.32	140	58,536,380	373,406
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $3,100.24	140	58,536,380	79,156
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $372.07	6	250,872	1,602
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $310.03	6	250,872	339
			454,503
TOTAL PURCHASED OPTIONS (Cost $51,283,946)			65,679,319

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account,0.003% (d)	$53		53
TOTAL SHORT TERM INVESTMENTS (Cost $53)			53

Total Investments (Cost $51,283,999) - 129.42%			65,679,372
Liabilities in Excess of Other Assets - (29.42)%			(14,929,489)
TOTAL NET ASSETS - 100.00%			$50,749,883

Asset Type	% of Net Assets
Purchased Options	129.42%
Short Term Investments	0.00	(c)
Total Investments	129.42
Liabilities in Excess of Other Assets	(29.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2021	$3,720.32	140	$(58,536,380)	$(6,812,491)
SPX S&P 500® Index	6/30/2021	3,630.37	140	(58,536,380)	(7,984,196)
XSP S&P 500® Mini Index	6/30/2021	372.07	6	(250,872)	(29,176)
XSP S&P 500® Mini Index	6/30/2021	363.04	6	(250,872)	(34,216)
					(14,860,079)
Put Options
SPX S&P 500® Index	6/30/2021	2,821.21	140	(58,536,380)	(44,541)
SPX S&P 500® Index	6/30/2021	1,860.16	280	(117,072,760)	(12,182)
XSP S&P 500® Mini Index	6/30/2021	282.12	6	(250,872)	(191)
XSP S&P 500® Mini Index	6/30/2021	186.03	12	(501,744)	(52)
					(56,966)
Total Options Written (Premiums Received $5,006,309)					$(14,917,045)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 120.14% (a)(b)
CALL OPTIONS - 117.70%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $1,962.78	182	$76,097,294	$40,296,402
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $196.30	6	250,872	132,832
			40,429,234
PUT OPTIONS - 2.44%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,925.55	91	38,048,647	672,874
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,271.27	91	38,048,647	163,033
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $392.59	3	125,436	2,220
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $327.14	3	125,436	537
			838,664
TOTAL PURCHASED OPTIONS (Cost $36,196,622)			41,267,898

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account,0.003% (d)	$763		763
TOTAL SHORT TERM INVESTMENTS (Cost $763)			763

Total Investments (Cost $36,197,385) - 120.14%			41,268,661
Liabilities in Excess of Other Assets - (20.14)%			(6,917,621)
TOTAL NET ASSETS - 100.00%			$34,351,040

Asset Type	% of Net Assets
Purchased Options	120.14%
Short Term Investments	0.00	(c)
Total Investments	120.14
Liabilities in Excess of Other Assets	(20.14)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/30/2021	$3,925.55	91	$(38,048,647)	$(2,967,077)
SPX S&P 500® Index	7/30/2021	3,817.56	91	(38,048,647)	(3,802,097)
XSP S&P 500® Mini Index	7/30/2021	392.59	3	(125,436)	(9,773)
XSP S&P 500® Mini Index	7/30/2021	381.76	3	(125,436)	(12,533)
					(6,791,480)
Put Options
SPX S&P 500® Index	7/30/2021	2,976.85	91	(38,048,647)	(91,320)
SPX S&P 500® Index	7/30/2021	1,962.78	182	(76,097,294)	(26,508)
XSP S&P 500® Mini Index	7/30/2021	297.68	3	(125,436)	(301)
XSP S&P 500® Mini Index	7/30/2021	196.30	6	(250,872)	(87)
					(118,216)
Total Options Written (Premiums Received $2,658,108)					$(6,909,696)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.41% (a)(b)
CALL OPTIONS - 103.96%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $2,099.98	366	$153,030,822	$75,925,594
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $210.02	252	10,536,624	5,227,113
			81,152,707
PUT OPTIONS - 5.45%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $4,199.97	183	76,515,411	3,197,706
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $3,499.95	183	76,515,411	785,913
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $420.03	126	5,268,312	220,336
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $350.01	126	5,268,312	54,127
			4,258,082
TOTAL PURCHASED OPTIONS (Cost $82,351,126)			85,410,789

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$1,488		1,488
TOTAL SHORT TERM INVESTMENTS (Cost $1,488)			1,488

Total Investments (Cost $82,352,614) - 109.41%			85,412,277
Liabilities in Excess of Other Assets - (9.41)%			(7,348,945)
TOTAL NET ASSETS - 100.00%			$78,063,332

Asset Type	% of Net Assets
Purchased Options	109.41%
Short Term Investments	0.00 (c)
Total Investments	109.41
Liabilities in Excess of Other Assets	(9.41)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2021	$4,199.97	183	$(76,515,411)	$(2,717,364)
SPX S&P 500® Index	8/31/2021	4,126.43	183	(76,515,411)	(3,576,603)
XSP S&P 500® Mini Index	8/31/2021	420.03	126	(5,268,312)	(186,851)
XSP S&P 500® Mini Index	8/31/2021	412.64	126	(5,268,312)	(246,284)
					(6,727,102)
Put Options
SPX S&P 500® Index	8/31/2021	3,184.95	183	(76,515,411)	(437,852)
SPX S&P 500® Index	8/31/2021	2,099.98	366	(153,030,822)	(133,585)
XSP S&P 500® Mini Index	8/31/2021	318.49	126	(5,268,312)	(30,145)
XSP S&P 500® Mini Index	8/31/2021	210.02	252	(10,536,624)	(9,201)
					(610,783)
Total Options Written (Premiums Received $5,807,175)					$(7,337,885)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.58% (a)(b)
CALL OPTIONS - 111.66%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $2,017.76	414	$173,100,438	$89,155,719
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $201.79	60	2,508,720	1,292,029
			90,447,748
PUT OPTIONS - 4.92%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $4,035.52	207	86,550,219	3,005,458
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $3,362.91	207	86,550,219	924,526
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $403.59	30	1,254,360	43,588
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $336.30	30	1,254,360	13,401
			3,986,973
TOTAL PURCHASED OPTIONS (Cost $81,229,147)			94,434,721

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$2,475		2,475
TOTAL SHORT TERM INVESTMENTS (Cost $2,475)			2,475

Total Investments (Cost $81,231,622) - 116.59%			94,437,196
Liabilities in Excess of Other Assets - (16.59)%			(13,436,020)
TOTAL NET ASSETS - 100.00%			$81,001,176

Asset Type	% of Net Assets
Purchased Options	116.58%
Short Term Investments	0.01
Total Investments	116.59
Liabilities in Excess of Other Assets	(16.59)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2021	$4,035.52	207	$(86,550,219)	$(5,799,546)
SPX S&P 500® Index	9/30/2021	3,978.31	207	(86,550,219)	(6,682,930)
XSP S&P 500® Mini Index	9/30/2021	403.59	30	(1,254,360)	(83,968)
XSP S&P 500® Mini Index	9/30/2021	397.83	30	(1,254,360)	(96,857)
					(12,663,301)
Put Options
SPX S&P 500® Index	9/30/2021	3,060.24	207	(86,550,219)	(550,540)
SPX S&P 500® Index	9/30/2021	2,017.76	414	(173,100,438)	(204,541)
XSP S&P 500® Mini Index	9/30/2021	306.02	30	(1,254,360)	(7,978)
XSP S&P 500® Mini Index	9/30/2021	201.79	60	(2,508,720)	(2,965)
					(766,024)
Total Options Written (Premiums Received $7,888,342)					$(13,429,325)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 122.16% (a)(b)
CALL OPTIONS - 117.22%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $1,962.12	112	$46,829,104	$24,689,039
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $196.23	46	1,923,352	1,013,932
			25,702,971
PUT OPTIONS - 4.94%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,924.24	56	23,414,552	773,368
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,270.18	56	23,414,552	267,924
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $392.46	23	961,676	31,783
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $327.03	23	961,676	11,006
			1,084,081
TOTAL PURCHASED OPTIONS (Cost $22,469,287)			26,787,052

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,035		1,035
TOTAL SHORT TERM INVESTMENTS (Cost $1,035)			1,035

Total Investments (Cost $22,470,322) - 122.17%			26,788,087
Liabilities in Excess of Other Assets - (22.17)%			(4,860,644)
TOTAL NET ASSETS - 100.00%			$21,927,443

Asset Type	% of Net Assets
Purchased Options	122.16%
Short Term Investments	0.01
Total Investments	122.17
Liabilities in Excess of Other Assets	(22.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/29/2021	$3,924.24	56	$(23,414,552)	$(2,128,452)
SPX S&P 500® Index	10/29/2021	3,886.92	56	(23,414,552)	(2,290,112)
XSP S&P 500® Mini Index	10/29/2021	392.46	23	(961,676)	(87,356)
XSP S&P 500® Mini Index	10/29/2021	388.69	23	(961,676)	(94,062)
					(4,599,982)
Put Options
SPX S&P 500® Index	10/29/2021	2,975.85	56	(23,414,552)	(166,225)
SPX S&P 500® Index	10/29/2021	1,962.12	112	(46,829,104)	(66,052)
XSP S&P 500® Mini Index	10/29/2021	297.59	23	(961,676)	(6,828)
XSP S&P 500® Mini Index	10/29/2021	196.23	46	(1,923,352)	(2,713)
					(241,818)
Total Options Written (Premiums Received $2,283,564)					$(4,841,800)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.72% (a)(b)
CALL OPTIONS - 100.36%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $2,173.11	450	$188,152,650	$89,746,915
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $217.33	128	5,351,936	2,552,562
			92,299,477
PUT OPTIONS - 10.36%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $4,346.22	225	94,076,325	7,017,640
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $3,621.83	225	94,076,325	2,248,042
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $434.66	64	2,675,968	199,744
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $362.19	64	2,675,968	63,951
			9,529,377
TOTAL PURCHASED OPTIONS (Cost $93,571,097)			101,828,854

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$1,085		1,085
TOTAL SHORT TERM INVESTMENTS (Cost $1,085)			1,085
.
Total Investments (Cost $93,572,182) - 110.72%			101,829,939
Liabilities in Excess of Other Assets - (10.72)%			(9,859,035)
TOTAL NET ASSETS - 100.00%			$91,970,904

Asset Type	% of Net Assets
Purchased Options	110.72%
Short Term Investments	0.00 (c)
Total Investments	110.72
Liabilities in Excess of Other Assets	(10.72)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2021	$4,346.22	225	$(94,076,325)	$(2,913,456)
SPX S&P 500® Index	11/30/2021	4,186.46	225	(94,076,325)	(4,839,759)
XSP S&P 500® Mini Index	11/30/2021	434.66	64	(2,675,968)	(82,760)
XSP S&P 500® Mini Index	11/30/2021	418.65	64	(2,675,968)	(137,648)
					(7,973,623)
Put Options
SPX S&P 500® Index	11/30/2021	3,295.86	225	(94,076,325)	(1,356,884)
SPX S&P 500® Index	11/30/2021	2,173.11	450	(188,152,650)	(454,742)
XSP S&P 500® Mini Index	11/30/2021	329.59	64	(2,675,968)	(38,598)
XSP S&P 500® Mini Index	11/30/2021	217.33	128	(5,351,936)	(12,939)
					(1,863,163)
Total Options Written (Premiums Received $8,121,812)					$(9,836,786)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.93% (a)(b)
CALL OPTIONS - 104.43%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $2.99	9,615	$401,233,950	$393,892,536
			393,892,536
PUT OPTIONS - 3.50%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $373.88	9,615	401,233,950	13,214,018
			13,214,018
TOTAL PURCHASED OPTIONS (Cost $380,979,090)			407,106,554

SHORT TERM INVESTMENTS - 0.61%	Principal Amount
Money Market Deposit Account - 0.61%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$2,298,396		2,298,396
TOTAL SHORT TERM INVESTMENTS (Cost $2,298,396)			2,298,396

Total Investments (Cost $383,277,486) - 108.54%			409,404,950
Liabilities in Excess of Other Assets - (8.54)%			(32,212,566)
TOTAL NET ASSETS - 100.00%			$377,192,384

Asset Type	% of Net Assets
Purchased Options	107.93%
Short Term Investments	0.61
Total Investments	108.54
Liabilities in Excess of Other Assets	(8.54)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	$410.33	9,615	$(401,233,950)	$(26,258,985)
					(26,258,985)
Put Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	317.80	9,615	(401,233,950)	(5,704,237)
					(5,704,237)
Total Options Written (Premiums Received $26,423,517)					$(31,963,222)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.77% (a)(b)
CALL OPTIONS - 104.17%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $2.96	5,237	$218,540,010	$214,559,869
			214,559,869
PUT OPTIONS - 3.60%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $370.07	5,237	218,540,010	7,429,856
			7,429,856
TOTAL PURCHASED OPTIONS (Cost $209,891,576)			221,989,725

SHORT TERM INVESTMENTS - 0.74%	Principal Amount
Money Market Deposit Account - 0.74%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,521,677		1,521,677
TOTAL SHORT TERM INVESTMENTS (Cost $1,521,677)			1,521,677

Total Investments (Cost $211,413,253) - 108.51%			223,511,402
Liabilities in Excess of Other Assets - (8.51)%			(17,536,984)
TOTAL NET ASSETS - 100.00%			$205,974,418

Asset Type	% of Net Assets
Purchased Options	107.77%
Short Term Investments	0.74
Total Investments	108.51
Liabilities in Excess of Other Assets	(8.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	$413.48	5,237	$(218,540,010)	$(14,092,450)
					(14,092,450)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	314.56	5,237	(218,540,010)	(3,320,776)
					(3,320,776)
Total Options Written (Premiums Received $16,596,679)					$(17,413,226)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.13% (a)(b)
CALL OPTIONS - 102.73%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $3.04	3,336	$139,211,280	$136,647,450
			136,647,450
PUT OPTIONS - 4.40%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $380.36	3,336	139,211,280	5,852,419
			5,852,419
TOTAL PURCHASED OPTIONS (Cost $136,238,489)			142,499,869

SHORT TERM INVESTMENTS - 0.74%	Principal Amount
Money Market Deposit Account - 0.74%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$984,380		984,380
TOTAL SHORT TERM INVESTMENTS (Cost $984,380)			984,380

Total Investments (Cost $137,222,869) - 107.87%			143,484,249
Liabilities in Excess of Other Assets - (7.87)%			(10,462,696)
TOTAL NET ASSETS - 100.00%			$133,021,553

Asset Type	% of Net Assets
Purchased Options	107.13%
Short Term Investments	0.74
Total Investments	107.87
Liabilities in Excess of Other Assets	(7.87)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	$423.34	3,336	$(139,211,280)	$(7,696,334)
					(7,696,334)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	323.31	3,336	(139,211,280)	(2,682,596)
					(2,682,596)
Total Options Written (Premiums Received $9,593,611)					$(10,378,930)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.92% (a)(b)
CALL OPTIONS - 101.05%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.17	7,244	$302,292,120	$295,583,222
			295,583,222
PUT OPTIONS - 5.87%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $396.33	7,244	302,292,120	17,165,278
			17,165,278
TOTAL PURCHASED OPTIONS (Cost $305,333,787)			312,748,500

SHORT TERM INVESTMENTS - 0.90%	Principal Amount
Money Market Deposit Account - 0.90%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$2,617,032		2,617,032
TOTAL SHORT TERM INVESTMENTS (Cost $2,617,032)			2,617,032

Total Investments (Cost $307,950,819) - 107.82%			315,365,532
Liabilities in Excess of Other Assets - (7.82)%			(22,870,602)
TOTAL NET ASSETS - 100.00%			$292,494,930

Asset Type	% of Net Assets
Purchased Options	106.92%
Short Term Investments	0.90
Total Investments	107.82
Liabilities in Excess of Other Assets	(7.82)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$430.22	7,244	$(302,292,120)	$(14,701,556)
					(14,701,556)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	336.88	7,244	(302,292,120)	(8,019,803)
					(8,019,803)
Total Options Written (Premiums Received $19,134,624)					$(22,721,359)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MAY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.70% (a)(b)
CALL OPTIONS - 97.87%
SPY SPDR S&P 500® Trust ETF, Expires 4/29/2022, Strike Price $3.34	2,996	$125,023,080	$122,269,756
			122,269,756
PUT OPTIONS - 7.83%
SPY SPDR S&P 500® Trust ETF, Expires 4/29/2022, Strike Price $417.30	2,996	125,023,080	9,775,948
			9,775,948
TOTAL PURCHASED OPTIONS (Cost $149,341,940)			132,045,704

Total Investments (Cost $149,341,940) - 105.70%			132,045,704
Liabilities in Excess of Other Assets - (5.70)%			(7,114,469)
TOTAL NET ASSETS - 100.00%			$124,931,235

Asset Type	% of Net Assets
Purchased Options	105.70%
Total Investments	105.70
Liabilities in Excess of Other Assets	(5.70)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	4/29/2022	$453.27	2,996	$(125,023,080)	$(3,442,404)
					(3,442,404)
Put Options
SPY SPDR S&P 500® Trust ETF	4/29/2022	354.71	2,996	(125,023,080)	(4,577,888)
					(4,577,888)
Total Options Written (Premiums Received $8,003,455)					$(8,020,292)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 139.42% (a)(b)
CALL OPTIONS - 139.20%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $1,826.59	358	$149,685,886	$84,336,508
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $182.66	8	334,496	188,461
			84,524,969
PUT OPTIONS - 0.22%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $3,653.17	179	74,842,943	111,155
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $3,044.31	179	74,842,943	20,704
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $365.32	4	167,248	248
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $304.43	4	167,248	46
			132,153
TOTAL PURCHASED OPTIONS (Cost $78,588,759)			84,657,122

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$983		983
TOTAL SHORT TERM INVESTMENTS (Cost $983)			983

Total Investments (Cost $78,589,742) - 139.42%			84,658,105
Liabilities in Excess of Other Assets - (39.42)%			(23,937,354)
TOTAL NET ASSETS - 100.00%			$60,720,751

Asset Type	% of Net Assets
Purchased Options	139.42%
Short Term Investments	0.00 (c)
Total Investments	139.42
Liabilities in Excess of Other Assets	(39.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/28/2021	$3,653.17	179	$(74,842,943)	$(9,593,883)
SPX S&P 500® Index	5/28/2021	3,388.32	179	(74,842,943)	(14,271,455)
XSP S&P 500® Mini Index	5/28/2021	365.32	4	(167,248)	(21,438)
XSP S&P 500® Mini Index	5/28/2021	338.83	4	(167,248)	(31,892)
					(23,918,668)
Put Options
SPX S&P 500® Index	5/28/2021	2,587.66	179	(74,842,943)	(7,055)
SPX S&P 500® Index	5/28/2021	1,826.59	358	(149,685,886)	(3,120)
XSP S&P 500® Mini Index	5/28/2021	258.77	4	(167,248)	(16)
XSP S&P 500® Mini Index	5/28/2021	182.66	8	(334,496)	(7)
					(10,198)
Total Options Written (Premiums Received $3,901,910)					$(23,928,866)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 135.60% (a)(b)
CALL OPTIONS - 134.66%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $1,860.14	436	$182,299,012	$101,131,836
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $186.01	12	501,744	278,349
			101,410,185
PUT OPTIONS - 0.94%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $3,720.28	218	91,149,506	581,386
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $3,100.23	218	91,149,506	123,253
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $372.03	6	250,872	1,600
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $310.02	6	250,872	339
			706,578
TOTAL PURCHASED OPTIONS (Cost $78,218,538)			102,116,763

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$1,730		1,730
TOTAL SHORT TERM INVESTMENTS (Cost $1,730)			1,730

Total Investments (Cost $78,220,268) - 135.60%			102,118,493
Liabilities in Excess of Other Assets - (35.60)%			(26,808,378)
TOTAL NET ASSETS - 100.00%			$75,310,115

Asset Type	% of Net Assets
Purchased Options	135.60%
Short Term Investments	0.00 (c)
Total Investments	135.60
Liabilities in Excess of Other Assets	(35.60)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2021	$3,720.28	218	$(91,149,506)	$(10,608,823)
SPX S&P 500® Index	6/30/2021	3,458.31	218	(91,149,506)	(16,011,346)
XSP S&P 500® Mini Index	6/30/2021	372.03	6	(250,872)	(29,197)
XSP S&P 500® Mini Index	6/30/2021	345.83	6	(250,872)	(44,069)
					(26,693,435)
Put Options
SPX S&P 500® Index	6/30/2021	2,635.20	218	(91,149,506)	(47,628)
SPX S&P 500® Index	6/30/2021	1,860.14	436	(182,299,012)	(18,967)
XSP S&P 500® Mini Index	6/30/2021	263.52	6	(250,872)	(131)
XSP S&P 500® Mini Index	6/30/2021	186.01	12	(501,744)	(52)
					(66,778)
Total Options Written (Premiums Received $8,173,872)					$(26,760,213)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 125.71% (a)(b)
CALL OPTIONS - 123.15%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $1,962.76	500	$209,058,500	$110,705,400
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $196.28	76	3,177,712	1,682,692
			112,388,092
PUT OPTIONS - 2.56%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,925.51	250	104,529,250	1,848,386
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,271.26	250	104,529,250	447,883
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $392.55	38	1,588,856	28,095
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $327.13	38	1,588,856	6,808
			2,331,172
TOTAL PURCHASED OPTIONS (Cost $100,435,145)			114,719,264

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$838		838
TOTAL SHORT TERM INVESTMENTS (Cost $838)			838

Total Investments (Cost $100,435,983) - 125.71%			114,720,102
Liabilities in Excess of Other Assets - (25.71)%			(23,461,986)
TOTAL NET ASSETS - 100.00%			$91,258,116

Asset Type	% of Net Assets
Purchased Options	125.71%
Short Term Investments	0.00 (c)
Total Investments	125.71
Liabilities in Excess of Other Assets	(25.71)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/30/2021	$3,925.51	250	$(104,529,250)	$(8,152,135)
SPX S&P 500® Index	7/30/2021	3,626.85	250	(104,529,250)	(14,710,381)
XSP S&P 500® Mini Index	7/30/2021	392.55	38	(1,588,856)	(123,916)
XSP S&P 500® Mini Index	7/30/2021	362.68	38	(1,588,856)	(223,615)
					(23,210,047)
Put Options
SPX S&P 500® Index	7/30/2021	2,780.57	250	(104,529,250)	(173,939)
SPX S&P 500® Index	7/30/2021	1,962.76	500	(209,058,500)	(72,820)
XSP S&P 500® Mini Index	7/30/2021	278.06	38	(1,588,856)	(2,644)
XSP S&P 500® Mini Index	7/30/2021	196.28	76	(3,177,712)	(1,107)
					(250,510)
Total Options Written (Premiums Received $7,758,543)					$(23,460,557)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 113.81% (a)(b)
CALL OPTIONS - 108.14%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $2,099.96	1,310	$547,733,270	$271,758,140
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $209.99	86	3,595,832	1,784,112
			273,542,252
PUT OPTIONS - 5.67%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $4,199.93	655	273,866,635	11,444,295
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $3,499.94	655	273,866,635	2,812,917
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $419.99	43	1,797,916	75,125
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $349.99	43	1,797,916	18,465
			14,350,802
TOTAL PURCHASED OPTIONS (Cost $269,026,754)			287,893,054

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$39,239		39,239
TOTAL SHORT TERM INVESTMENTS (Cost $39,239)			39,239

Total Investments (Cost $269,065,993) - 113.82%			287,932,293
Liabilities in Excess of Other Assets - (13.82)%			(34,969,516)
TOTAL NET ASSETS - 100.00%			$252,962,777

Asset Type	% of Net Assets
Purchased Options	113.81%
Short Term Investments	0.01
Total Investments	113.82
Liabilities in Excess of Other Assets	(13.82)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2021	$4,199.93	655	$(273,866,635)	$(9,727,635)
SPX S&P 500® Index	8/31/2021	3,911.18	655	(273,866,635)	(23,384,622)
XSP S&P 500® Mini Index	8/31/2021	419.99	43	(1,797,916)	(63,869)
XSP S&P 500® Mini Index	8/31/2021	391.12	43	(1,797,916)	(153,510)
					(33,329,636)
Put Options
SPX S&P 500® Index	8/31/2021	2,974.95	655	(273,866,635)	(1,074,105)
SPX S&P 500® Index	8/31/2021	2,099.96	1,310	(547,733,270)	(478,117)
XSP S&P 500® Mini Index	8/31/2021	297.49	43	(1,797,916)	(7,051)
XSP S&P 500® Mini Index	8/31/2021	209.99	86	(3,595,832)	(3,138)
					(1,562,411)
Total Options Written (Premiums Received $22,654,127)					$(34,892,047)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 121.64% (a)(b)
CALL OPTIONS - 116.50%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $2,017.74	746	$311,915,282	$164,530,424
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $201.77	6	250,872	129,215
			164,659,639
PUT OPTIONS - 5.14%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $4,035.48	382	159,720,694	5,545,890
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $3,362.90	382	159,720,694	1,706,101
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $403.55	3	125,436	4,355
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $336.29	3	125,436	1,340
			7,257,686
TOTAL PURCHASED OPTIONS (Cost $145,907,237)			171,917,325

Total Investments (Cost $145,907,237) - 121.64%			171,917,325
Liabilities in Excess of Other Assets - (21.64%)			(30,583,981)
TOTAL NET ASSETS - 100.00%			$141,333,344

Asset Type	% of Net Assets
Purchased Options	121.64%
Total Investments	121.64
Liabilities in Excess of Other Assets	(21.64)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2021	$4,035.48	382	$(159,720,694)	$(10,703,657)
SPX S&P 500® Index	9/30/2021	3,768.80	382	(159,720,694)	(18,767,907)
XSP S&P 500® Mini Index	9/30/2021	403.55	3	(125,436)	(8,406)
XSP S&P 500® Mini Index	9/30/2021	376.88	3	(125,436)	(14,739)
					(29,494,709)
Put Options
SPX S&P 500® Index	9/30/2021	2,858.47	382	(159,720,694)	(722,529)
SPX S&P 500® Index	9/30/2021	2,017.74	764	(319,441,388)	(377,449)
XSP S&P 500® Mini Index	9/30/2021	285.85	3	(125,436)	(568)
XSP S&P 500® Mini Index	9/30/2021	201.77	6	(250,872)	(296)
					(1,100,842)
Total Options Written (Premiums Received $15,360,254)					$(30,595,551)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 127.39% (a)(b)
CALL OPTIONS - 122.24%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $1,962.10	344	$143,832,248	$75,831,304
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $196.21	54	2,257,848	1,190,375
			77,021,679
PUT OPTIONS - 5.15%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,924.20	172	71,916,124	2,375,184
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,270.17	172	71,916,124	822,895
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $392.42	27	1,128,924	37,285
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $327.02	27	1,128,924	12,918
			3,248,282
TOTAL PURCHASED OPTIONS (Cost $66,569,665)			80,269,961

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account,0.003% (d)	$1,076		1,076
TOTAL SHORT TERM INVESTMENTS (Cost $1,076)			1,076

Total Investments (Cost $66,570,741) - 127.39%			80,271,037
Liabilities in Excess of Other Assets - (27.39)%			(17,261,192)
TOTAL NET ASSETS - 100.00%			$63,009,845

Asset Type	% of Net Assets
Purchased Options	127.39%
Short Term Investments	0.00 (c)
Total Investments	127.39
Liabilities in Excess of Other Assets	(27.39)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/29/2021	$3,924.20	172	$(71,916,124)	$(6,537,910)
SPX S&P 500® Index	10/29/2021	3,684.83	172	(71,916,124)	(9,869,787)
XSP S&P 500® Mini Index	10/29/2021	392.42	27	(1,128,924)	(102,630)
XSP S&P 500® Mini Index	10/29/2021	368.48	27	(1,128,924)	(154,939)
					(16,665,266)
Put Options
SPX S&P 500® Index	10/29/2021	2,779.64	172	(71,916,124)	(372,340)
SPX S&P 500® Index	10/29/2021	1,962.10	344	(143,832,248)	(202,867)
XSP S&P 500® Mini Index	10/29/2021	277.96	27	(1,128,924)	(5,844)
XSP S&P 500® Mini Index	10/29/2021	196.21	54	(2,257,848)	(3,185)
					(584,236)
Total Options Written (Premiums Received $7,022,767)					$(17,249,502)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 114.20% (a)(b)
CALL OPTIONS - 103.37%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $2,173.09	802	$335,329,834	$159,433,590
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $217.31	100	4,181,200	1,988,000
			161,421,590
PUT OPTIONS - 10.83%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $4,346.18	401	167,664,917	12,662,778
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $3,621.82	401	167,664,917	4,046,090
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $434.62	50	2,090,600	157,900
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $362.18	50	2,090,600	50,400
			16,917,168
TOTAL PURCHASED OPTIONS (Cost $164,853,005)			178,338,758

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$22,277		22,277
TOTAL SHORT TERM INVESTMENTS (Cost $22,277)			22,277

Total Investments (Cost $164,875,282) - 114.21%			178,361,035
Liabilities in Excess of Other Assets - (14.21)%			(22,196,596)
TOTAL NET ASSETS - 100.00%			$156,164,439

Asset Type	% of Net Assets
Purchased Options	114.20%
Short Term Investments	0.01
Total Investments	114.21
Liabilities in Excess of Other Assets	(14.21)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2021	$4,346.18	401	$(167,664,917)	$(5,087,487)
SPX S&P 500® Index	11/30/2021	3,972.41	401	(167,664,917)	(14,260,763)
XSP S&P 500® Mini Index	11/30/2021	434.62	50	(2,090,600)	(63,400)
XSP S&P 500® Mini Index	11/30/2021	397.24	50	(2,090,600)	(177,800)
					(19,589,450)
Put Options
SPX S&P 500® Index	11/30/2021	3,078.55	401	(167,664,917)	(1,736,731)
SPX S&P 500® Index	11/30/2021	2,173.09	802	(335,329,834)	(826,862)
XSP S&P 500® Mini Index	11/30/2021	307.85	50	(2,090,600)	(21,650)
XSP S&P 500® Mini Index	11/30/2021	217.31	100	(4,181,200)	(10,300)
					(2,595,543)
Total Options Written (Premiums Received $14,273,291)					$(22,184,993)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.97% (a)(b)
CALL OPTIONS - 106.26%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $2.98	2,888	$120,516,240	$118,314,013
			118,314,013
PUT OPTIONS - 2.71%
SPY SPDR S&P 500® Trust ETF, Expires 12/31/2021, Strike Price $355.19	2,888	120,516,240	3,019,817
			3,019,817
TOTAL PURCHASED OPTIONS (Cost $111,240,257)			121,333,830

SHORT TERM INVESTMENTS - 0.60%	Principal Amount
Money Market Deposit Account - 0.60%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$672,556		672,556
TOTAL SHORT TERM INVESTMENTS (Cost $672,556)			672,556

Total Investments (Cost $111,912,813) - 109.57%			122,006,386
Liabilities in Excess of Other Assets - (9.57)%			(10,655,300)
TOTAL NET ASSETS - 100.00%			$111,351,086

Asset Type	% of Net Assets
Purchased Options	108.97%
Short Term Investments	0.60
Total Investments	109.57
Liabilities in Excess of Other Assets	(9.57)
Net Assets	100.00%
Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	$399.30	2,888	$(120,516,240)	$(10,059,870)
					(10,059,870)
Put Options
SPY SPDR S&P 500® Trust ETF	12/31/2021	243.02	2,888	(120,516,240)	(522,656)
					(522,656)
Total Options Written (Premiums Received $5,943,816)					$(10,582,526)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.40% (a)(b)
CALL OPTIONS - 106.56%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $2.95	884	$36,889,320	$36,218,352
			36,218,352
PUT OPTIONS - 2.84%
SPY SPDR S&P 500® Trust ETF, Expires 1/31/2022, Strike Price $351.57	884	36,889,320	966,246
			966,246
TOTAL PURCHASED OPTIONS (Cost $34,727,043)			37,184,598

SHORT TERM INVESTMENTS - 0.71%	Principal Amount
Money Market Deposit Account - 0.71%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$240,834		240,834
TOTAL SHORT TERM INVESTMENTS (Cost $240,834)			240,834

Total Investments (Cost $34,967,877) - 110.11%			37,425,432
Liabilities in Excess of Other Assets - (10.11)%			(3,436,249)
TOTAL NET ASSETS - 100.00%			$33,989,183

Asset Type	% of Net Assets
Purchased Options	109.40%
Short Term Investments	0.71
Total Investments	110.11
Liabilities in Excess of Other Assets	(10.11)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	$398.94	884	$(36,889,320)	$(3,239,123)
					(3,239,123)
Put Options
SPY SPDR S&P 500® Trust ETF	1/31/2022	240.55	884	(36,889,320)	(176,110)
					(176,110)
Total Options Written (Premiums Received $2,357,628)					$(3,415,233)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.86% (a)(b)
CALL OPTIONS - 104.38%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $3.03	972	$40,561,560	$39,815,510
			39,815,510
PUT OPTIONS - 3.48%
SPY SPDR S&P 500® Trust ETF, Expires 2/28/2022, Strike Price $361.34	972	40,561,560	1,325,624
			1,325,624
TOTAL PURCHASED OPTIONS (Cost $39,055,452)			41,141,134

SHORT TERM INVESTMENTS - 0.81%	Principal Amount
Money Market Deposit Account - 0.81%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$307,669		307,669
TOTAL SHORT TERM INVESTMENTS (Cost $307,669)			307,669

Total Investments (Cost $39,363,121) - 108.67%			41,448,803
Liabilities in Excess of Other Assets - (8.67)%			(3,305,427)
TOTAL NET ASSETS - 100.00%			$38,143,376

Asset Type	% of Net Assets
Purchased Options	107.86%
Short Term Investments	0.81
Total Investments	108.67
Liabilities in Excess of Other Assets	(8.67)
Net Assets	100.00%
Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	$410.03	972	$(40,561,560)	$(3,034,924)
					(3,034,924)
Put Options
SPY SPDR S&P 500® Trust ETF	2/28/2022	247.23	972	(40,561,560)	(247,479)
					(247,479)
Total Options Written (Premiums Received $2,309,169)					$(3,282,403)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.06% (a)(b)
CALL OPTIONS - 101.46%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $3.16	1,892	$78,953,160	$77,202,802
			77,202,802
PUT OPTIONS - 4.60%
SPY SPDR S&P 500® Trust ETF, Expires 3/31/2022, Strike Price $376.51	1,892	78,953,160	3,504,875
			3,504,875
TOTAL PURCHASED OPTIONS (Cost $78,421,895)			80,707,677

SHORT TERM INVESTMENTS - 1.08%	Principal Amount
Money Market Deposit Account - 1.08%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$819,783		819,783
TOTAL SHORT TERM INVESTMENTS (Cost $819,783)			819,783

Total Investments (Cost $79,241,678) - 107.14%			81,527,460
Liabilities in Excess of Other Assets - (7.14)%			(5,434,499)
TOTAL NET ASSETS - 100.00%			$76,092,961

Asset Type	% of Net Assets
Purchased Options	106.06%
Short Term Investments	1.08
Total Investments	107.14
Liabilities in Excess of Other Assets	(7.14)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	$421.62	1,892	$(78,953,160)	$(4,730,037)
					(4,730,037)
Put Options
SPY SPDR S&P 500® Trust ETF	3/31/2022	257.61	1,892	(78,953,160)	(663,887)
					(663,887)
Total Options Written (Premiums Received $3,763,116)					$(5,393,924)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MAY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.80% (a)(b)
CALL OPTIONS - 97.72%
SPY S&P 500® Index, Expires 4/329/2022, Strike Price $3.33	413	$172,682,321	$16,855,769
			16,855,769
PUT OPTIONS - 6.08%
SPY S&P 500® Index, Expires 4/29/2022, Strike Price $396.44	413	172,682,321	1,048,607
			1,048,607
TOTAL PURCHASED OPTIONS (Cost $21,194,380)			17,904,376

Total Investments (Cost $21,194,380) - 103.80%			17,904,376
Liabilities in Excess of Other Assets - (3.80)%			(654,428)
TOTAL NET ASSETS - 100.00%			$17,249,948

Asset Type	% of Net Assets
Purchased Options	103.80%
Total Investments	103.80
Liabilities in Excess of Other Assets	(3.80)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPY S&P 500® Index	4/29/2022	$444.84	413	$(172,682,321)	$(605,871)
					(605,871)
Put Options
SPY S&P 500® Index	4/29/2022	271.25	413	(172,682,321)	(201,131)
					(201,131)
Total Options Written (Premiums Received $804,661)					$(807,002)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 144.84% (a)(b)
CALL OPTIONS - 144.62%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $1,826.60	82	$34,285,594	$19,317,219
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $182.67	8	334,496	188,453
			19,505,672
PUT OPTIONS - 0.22%
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $3,653.19	41	17,142,797	25,462
SPX S&P 500® Index, Expires 5/28/2021, Strike Price $2,892.09	41	17,142,797	3,197
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $365.34	4	167,248	248
XSP S&P 500® Mini Index, Expires 5/28/2021, Strike Price $289.21	4	167,248	31
			28,938
TOTAL PURCHASED OPTIONS (Cost $15,761,121)			19,534,610

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,870		1,870
TOTAL SHORT TERM INVESTMENTS (Cost $1,870)			1,870

Total Investments (Cost $15,762,991) - 144.85%			19,536,480
Liabilities in Excess of Other Assets - (44.85)%			(6,049,362)
TOTAL NET ASSETS - 100.00%			$13,487,118

Asset Type	% of Net Assets
Purchased Options	144.84%
Short Term Investments	0.01
Total Investments	144.85
Liabilities in Excess of Other Assets	(44.85)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/28/2021	$3,653.19	41	$(17,142,797)	$(2,197,399)
SPX S&P 500® Index	5/28/2021	3,265.02	41	(17,142,797)	(3,771,487)
XSP S&P 500® Mini Index	5/28/2021	365.34	4	(167,248)	(21,430)
XSP S&P 500® Mini Index	5/28/2021	326.50	4	(167,248)	(36,796)
					(6,027,112)
Put Options
SPX S&P 500® Index	5/28/2021	1,978.80	41	(17,142,797)	(599)
SPX S&P 500® Index	5/28/2021	1,826.60	82	(34,285,594)	(715)
XSP S&P 500® Mini Index	5/28/2021	197.88	4	(167,248)	(6)
XSP S&P 500® Mini Index	5/28/2021	182.67	8	(334,496)	(7)
					(1,327)
Total Options Written (Premiums Received $1,160,422)					$(6,028,439)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 141.12% (a)(b)
CALL OPTIONS - 140.19%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $1,860.15	142	$59,372,614	$32,937,291
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $186.02	42	1,756,104	974,181
			33,911,472
PUT OPTIONS - 0.93%
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $3,720.30	71	29,686,307	189,360
SPX S&P 500® Index, Expires 6/30/2021, Strike Price $2,945.22	71	29,686,307	29,537
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $372.05	21	878,052	5,604
XSP S&P 500® Mini Index, Expires 6/30/2021, Strike Price $294.52	21	878,052	874
			225,375
TOTAL PURCHASED OPTIONS (Cost $25,426,038)			34,136,847

Total Investments (Cost $25,426,038) - 141.12%			34,136,847
Liabilities in Excess of Other Assets - (41.12)%			(9,946,809)
TOTAL NET ASSETS - 100.00%			$24,190,038

Asset Type	% of Net Assets
Purchased Options	141.12%
Total Investments	141.12
Liabilities in Excess of Other Assets	(41.12)
100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2021	$3,720.30	71	$(29,686,307)	$(3,455,037)
SPX S&P 500® Index	6/30/2021	3,318.18	71	(29,686,307)	(6,181,512)
XSP S&P 500® Mini Index	6/30/2021	372.05	21	(878,052)	(102,153)
XSP S&P 500® Mini Index	6/30/2021	331.82	21	(878,052)	(182,829)
					(9,921,531)
Put Options
SPX S&P 500® Index	6/30/2021	2,015.15	71	(29,686,307)	(4,160)
SPX S&P 500® Index	6/30/2021	1,860.15	142	(59,372,614)	(6,178)
XSP S&P 500® Mini Index	6/30/2021	201.51	21	(878,052)	(123)
XSP S&P 500® Mini Index	6/30/2021	186.02	42	(1,756,104)	(183)
					(10,644)
Total Options Written (Premiums Received $2,409,251)					$(9,932,175)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 129.61% (a)(b)
CALL OPTIONS - 127.12%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $1,962.77	126	$52,682,742	$27,897,635
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $196.29	48	2,006,976	1,062,704
			28,960,339
PUT OPTIONS - 2.49%
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,925.53	63	26,341,371	465,815
SPX S&P 500® Index, Expires 7/30/2021, Strike Price $3,107.70	63	26,341,371	81,329
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $392.57	24	1,003,488	17,752
XSP S&P 500® Mini Index, Expires 7/30/2021, Strike Price $310.77	24	1,003,488	3,098
			567,994
TOTAL PURCHASED OPTIONS (Cost $25,136,275)			29,528,333

Total Investments (Cost $25,136,275) - 129.61%			29,528,333
Liabilities in Excess of Other Assets - (29.61)%			(6,746,507)
TOTAL NET ASSETS - 100.00%			$22,781,826

Asset Type	% of Net Assets
Purchased Options	129.61%
Total Investments	129.61
Liabilities in Excess of Other Assets	(29.61)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/30/2021	$3,925.53	63	$(26,341,371)	$(2,054,234)
SPX S&P 500® Index	7/30/2021	3,505.16	63	(26,341,371)	(4,421,557)
XSP S&P 500® Mini Index	7/30/2021	392.57	24	(1,003,488)	(78,223)
XSP S&P 500® Mini Index	7/30/2021	350.52	24	(1,003,488)	(168,431)
					(6,722,445)
Put Options
SPX S&P 500® Index	7/30/2021	2,126.32	63	(26,341,371)	(12,974)
SPX S&P 500® Index	7/30/2021	1,962.77	126	(52,682,742)	(18,351)
XSP S&P 500® Mini Index	7/30/2021	212.63	24	(1,003,488)	(494)
XSP S&P 500® Mini Index	7/30/2021	196.29	48	(2,006,976)	(699)
					(32,518)
Total Options Written (Premiums Received $1,930,277)					$(6,754,963)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 116.74% (a)(b)
CALL OPTIONS - 111.22%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $2,099.97	238	$99,511,846	$49,372,617
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $210.01	124	5,184,688	2,572,195
			51,944,812
PUT OPTIONS - 5.52%
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $4,199.95	119	49,755,923	2,079,287
SPX S&P 500® Index, Expires 8/31/2021, Strike Price $3,324.94	119	49,755,923	368,264
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $420.01	62	2,592,344	108,370
XSP S&P 500® Mini Index, Expires 8/31/2021, Strike Price $332.49	62	2,592,344	19,185
			2,575,106
TOTAL PURCHASED OPTIONS (Cost $51,774,352)			54,519,918

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$805		805
TOTAL SHORT TERM INVESTMENTS (Cost $805)			805

Total Investments (Cost $51,775,157) - 116.74%			54,520,723
Liabilities in Excess of Other Assets - (16.74)%			(7,817,940)
TOTAL NET ASSETS - 100.00%			$46,702,783

Asset Type	% of Net Assets
Purchased Options	116.74%
Short Term Investments	0.00 (c)
Total Investments	116.74
Liabilities in Excess of Other Assets	(16.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2021	$4,199.95	119	$(49,755,923)	$(1,767,170)
SPX S&P 500® Index	8/31/2021	3,784.14	119	(49,755,923)	(5,509,069)
XSP S&P 500® Mini Index	8/31/2021	420.01	62	(2,592,344)	(92,016)
XSP S&P 500® Mini Index	8/31/2021	378.41	62	(2,592,344)	(287,048)
					(7,655,303)
Put Options
SPX S&P 500® Index	8/31/2021	2,274.96	119	(49,755,923)	(58,640)
SPX S&P 500® Index	8/31/2021	2,099.97	238	(99,511,846)	(86,865)
XSP S&P 500® Mini Index	8/31/2021	227.49	62	(2,592,344)	(3,055)
XSP S&P 500® Mini Index	8/31/2021	210.01	124	(5,184,688)	(4,527)
					(153,087)
Total Options Written (Premiums Received $3,005,200)					$(7,808,390)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS -125.20% (a)(b)
CALL OPTIONS - 120.22%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $2,017.75	380	$158,884,460	$81,834,128
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $201.78	4	167,248	86,139
			81,920,267
PUT OPTIONS - 4.98%
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $4,035.50	190	79,442,230	2,758,530
SPX S&P 500® Index, Expires 9/30/2021, Strike Price $3,194.76	190	79,442,230	635,331
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $403.57	2	83,624	2,905
XSP S&P 500® Mini Index, Expires 9/30/2021, Strike Price $319.48	2	83,624	669
			3,397,435
TOTAL PURCHASED OPTIONS (Cost $70,911,671)			85,317,702

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$588		588
TOTAL SHORT TERM INVESTMENTS (Cost $588)			588

Total Investments (Cost $70,912,259) - 125.20%			85,318,290
Liabilities in Excess of Other Assets - (25.20)%			(17,174,383)
TOTAL NET ASSETS - 100.00%			$68,143,907

Asset Type	% of Net Assets
Purchased Options	125.20%
Short Term Investments	0.00
Total Investments	125.20
Liabilities in Excess of Other Assets	(25.20)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)	Less than 0.005%.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2021	$4,035.50	190	$(79,442,230)	$(5,323,531)
SPX S&P 500® Index	9/30/2021	3,635.97	190	(79,442,230)	(11,500,949)
XSP S&P 500® Mini Index	9/30/2021	403.57	2	(83,624)	(5,601)
XSP S&P 500® Mini Index	9/30/2021	363.60	2	(83,624)	(12,106)
					(16,842,187)
Put Options
SPX S&P 500® Index	9/30/2021	2,185.89	190	(79,442,230)	(121,313)
SPX S&P 500® Index	9/30/2021	2,017.75	380	(158,884,460)	(187,739)
XSP S&P 500® Mini Index	9/30/2021	218.59	2	(83,624)	(128)
XSP S&P 500® Mini Index	9/30/2021	201.78	4	(167,248)	(198)
					(309,378)
Total Options Written (Premiums Received $6,551,594)					$(17,151,565)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 131.82% (a)(b)
CALL OPTIONS - 126.79%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $1,962.11	66	$27,595,722	$14,548,964
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $196.22	48	2,006,976	1,058,064
			15,607,028
PUT OPTIONS - 5.03%
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,924.22	33	13,797,861	455,719
SPX S&P 500® Index, Expires 10/29/2021, Strike Price $3,106.66	33	13,797,861	120,896
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $392.44	24	1,003,488	33,153
XSP S&P 500® Mini Index, Expires 10/29/2021, Strike Price $310.67	24	1,003,488	8,793
			618,561
TOTAL PURCHASED OPTIONS (Cost $13,590,079)			16,225,589

SHORT TERM INVESTMENTS - 0.01%	Principal Amount
Money Market Deposit Account - 0.01%
U.S. Bank Money Market Deposit Account, 0.003% (c)	$1,106		1,106
TOTAL SHORT TERM INVESTMENTS (Cost $1,106)			1,106

Total Investments (Cost $13,591,185) - 131.83%			16,226,695
Liabilities in Excess of Other Assets - (31.83)%			(3,917,519)
TOTAL NET ASSETS - 100.00%			$12,309,176

Asset Type	% of Net Assets
Purchased Options	131.82%
Short Term Investments	0.01
Total Investments	131.83
Liabilities in Excess of Other Assets	(31.83)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Exchange-Traded.
(b)	Purchased option contracts are held in connection with corresponding option contracts written short.
(c)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/29/2021	$3,924.22	33	$(13,797,861)	$(1,254,316)
SPX S&P 500® Index	10/29/2021	3,538.32	33	(13,797,861)	(2,309,981)
XSP S&P 500® Mini Index	10/29/2021	392.44	24	(1,003,488)	(91,190)
XSP S&P 500® Mini Index	10/29/2021	353.83	24	(1,003,488)	(168,003)
					(3,823,490)
Put Options
SPX S&P 500® Index	10/29/2021	2,125.61	33	(13,797,861)	(25,351)
SPX S&P 500® Index	10/29/2021	1,962.11	66	(27,595,722)	(38,923)
XSP S&P 500® Mini Index	10/29/2021	212.56	24	(1,003,488)	(1,844)
XSP S&P 500® Mini Index	10/29/2021	196.22	48	(2,006,976)	(2,831)
					(68,949)
Total Options Written (Premiums Received $1,234,952)					$(3,892,439)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Schedule of Investments

April 30, 2021 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 115.96% (a)(b)
CALL OPTIONS - 105.69%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $2,173.10	168	$70,243,656	$33,505,680
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $217.32	102	4,264,824	2,034,173
			35,539,853
PUT OPTIONS - 10.27%
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $4,346.20	84	35,121,828	2,619,829
SPX S&P 500® Index, Expires 11/30/2021, Strike Price $3,440.73	84	35,121,828	635,823
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $434.64	51	2,132,412	159,116
XSP S&P 500® Mini Index, Expires 11/30/2021, Strike Price $344.07	51	2,132,412	38,602
			3,453,370
TOTAL PURCHASED OPTIONS (Cost $36,056,066)			38,993,223

SHORT TERM INVESTMENTS - 0.00% (c)	Principal Amount
Money Market Deposit Account - 0.00% (c)
U.S. Bank Money Market Deposit Account, 0.003% (d)	$1,013		1,013
TOTAL SHORT TERM INVESTMENTS (Cost $1,013)			1,013

Total Investments (Cost $36,057,079) - 115.96%			38,994,236
Liabilities in Excess of Other Assets - (15.96)%			(5,367,746)
TOTAL NET ASSETS - 100.00%			$33,626,490

Asset Type	% of Net Assets
Purchased Options	115.96%
Short Term Investments	0.00 (c)
Total Investments	115.96
Liabilities in Excess of Other Assets	(15.96)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Purchased option contracts are held in connection with corresponding option contracts written short.
(c) Less than 0.005%.

(d) The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Schedule of Options Written (a)
April 30, 2021 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2021	$4,346.20	84	$(35,121,828)	$(1,087,767)
SPX S&P 500® Index	11/30/2021	3,866.29	84	(35,121,828)	(3,698,743)
XSP S&P 500® Mini Index	11/30/2021	434.64	51	(2,132,412)	(65,996)
XSP S&P 500® Mini Index	11/30/2021	386.63	51	(2,132,412)	(224,563)
					(5,077,069)
Put Options
SPX S&P 500® Index	11/30/2021	2,354.18	84	(35,121,828)	(112,240)
SPX S&P 500® Index	11/30/2021	2,173.10	168	(70,243,656)	(169,768)
XSP S&P 500® Mini Index	11/30/2021	235.42	51	(2,132,412)	(6,815)
XSP S&P 500® Mini Index	11/30/2021	217.32	102	(4,264,824)	(10,309)
					(299,132)
Total Options Written (Premiums Received $2,622,506)					$(5,376,201)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - January	Innovator S&P 500® Buffer ETF - February	Innovator S&P 500® Buffer ETF - March	Innovator S&P 500® Buffer ETF - April

$174,074,944	$87,873,440	$76,263,181	$130,784,807
3	2	2	2
951	916	955	92
174,075,898	87,874,358	76,264,138	130,784,901

110,993	53,678	45,082	61,461
10,003,541	4,760,340	4,090,571	7,846,141
10,114,534	4,814,018	4,135,653	7,907,602
$163,961,364	$83,060,340	$72,128,485	$122,877,299

$150,965,353	$73,698,338	$66,491,409	$116,948,317
12,996,011	9,362,002	5,637,076	5,928,982
$163,961,364	$83,060,340	$72,128,485	$122,877,299

$163,961,364	$83,060,340	$72,128,485	$122,877,299
4,675,000	2,775,000	2,250,000	3,975,000
$35.07	$29.93	$32.06	$30.91

$161,374,175	$83,046,285	$73,173,938	$128,062,175
11,337,092	6,281,378	5,020,923	7,573,956

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - May	Innovator S&P 500® Buffer ETF - June	Innovator S&P 500® Buffer ETF - July	Innovator S&P 500® Buffer ETF - August

$27,281,198	$40,724,805	$65,679,372	$41,268,661
1,520	-	-	-
47,728,891	-	-	-
25,844,370	-	-	-
-	-	28,884	17,544
100,855,979	40,724,805	65,708,256	41,286,205

14,439,383	-	-	-
9,737	20,110	41,328	25,469
58,827,450	-	-	-
86,010	8,577	-	-
1,657,682	10,174,900	14,917,045	6,909,696
75,020,262	10,203,587	14,958,373	6,935,165
$25,835,717	$30,521,218	$50,749,883	$34,351,040

$24,462,220	$27,483,250	$42,928,335	$28,297,142
1,373,497	3,037,968	7,821,548	6,053,898
$25,835,717	$30,521,218	$50,749,883	$34,351,040

$25,835,717	$30,521,218	$50,749,883	$34,351,040
850,000	950,000	1,625,000	1,100,000
$30.39	$32.13	$31.23	$31.23

$31,554,766	$37,119,019	$51,283,999	$36,197,385
1,654,170	1,577,888	5,006,309	2,658,108

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - September	Innovator S&P 500® Buffer ETF – October	Innovator S&P 500® Buffer ETF – November	Innovator S&P 500® Buffer ETF – December

$85,412,277	$94,437,196	$26,788,087	$101,829,939
45,693	46,520	-	38,716
85,457,970	94,483,716	26,788,087	101,868,655

56,728	53,215	14,184	60,951
25	-	4	14
-	-	4,656	-
7,337,885	13,429,325	4,841,800	9,836,786
7,394,638	13,482,540	4,860,644	9,897,751
$78,063,332	$81,001,176	$21,927,443	$91,970,904

$64,369,202	$68,857,530	$19,048,076	$82,302,241
13,694,130	12,143,646	2,879,367	9,668,663
$78,063,332	$81,001,176	$21,927,443	$91,970,904

$78,063,332	$81,001,176	$21,927,443	$91,970,904
2,500,000	2,550,000	700,000	2,825,000
$31.23	$31.77	$31.32	$32.56

$82,352,614	$81,231,622	$22,470,322	$93,572,182
5,807,175	7,888,342	2,283,564	8,121,812

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
ETF variable fee receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - January	Innovator S&P 500® Power Buffer ETF - February	Innovator S&P 500® Power Buffer ETF - March	Innovator S&P 500® Power Buffer ETF - April

$409,404,950	$223,511,402	$143,484,249	$315,365,532
7	4	3	5
2,409	-	-	703
874	744	920	100
409,408,240	223,512,150	143,485,172	315,366,340

252,634	124,506	84,688	150,026
-	-	1	25
31,963,222	17,413,226	10,378,930	22,721,359
32,215,856	17,537,732	10,463,619	22,871,410
$377,192,384	$205,974,418	$133,021,553	$292,494,930

$344,426,563	$189,688,202	$124,785,703	$282,413,468
32,765,821	16,286,216	8,235,850	10,081,462
$377,192,384	$205,974,418	$133,021,553	$292,494,930

$377,192,384	$205,974,418	$133,021,553	$292,494,930
11,775,000	7,350,000	4,425,000	10,450,000
$32.03	$28.02	$30.06	$27.99

$383,277,486	$211,413,253	$137,222,869	$307,950,819
26,423,517	16,596,679	9,593,611	19,134,624

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Payable to custodian
Payable for investments purchased
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - May	Innovator S&P 500® Power Buffer ETF - June	Innovator S&P 500® Power Buffer ETF - July	Innovator S&P 500® Power Buffer ETF - August

$132,045,704	$84,658,105	$102,118,493	$114,720,102
361	-	-	-
117,266,059	-	-	-
68,624,627	-	-	-
-	32,191	1,070	60,945
317,936,751	84,690,296	102,119,563	114,781,047

36,076	40,657	49,220	62,342
4,952	-	-	-
184,510,132	-	-	-
213	22	15	32
433,851	-	-	-
8,020,292	23,928,866	26,760,213	23,460,557
193,005,516	23,969,545	26,809,448	23,522,931
$124,931,235	$60,720,751	$75,310,115	$91,258,116

$121,415,457	$55,172,012	$67,821,136	$82,074,857
3,515,778	5,548,739	7,488,979	9,183,259
$124,931,235	$60,720,751	$75,310,115	$91,258,116

$124,931,235	$60,720,751	$75,310,115	$91,258,116
4,325,000	1,975,000	2,550,000	3,125,000
$28.89	$30.74	$29.53	$29.20

$149,341,940	$78,589,742	$78,220,268	$100,435,983
8,003,455	3,901,910	8,173,872	7,758,543

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
ETF variable fee receivable
Receivable for investments sold
Deposit at broker for options
Total Assets

Liabilities:
Payable for fund shares redeemed
Payable to Adviser
Payable to custodian
Payable for investments purchased
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - September	Innovator S&P 500® Power Buffer ETF - October	Innovator S&P 500® Power Buffer ETF - November	Innovator S&P 500® Power Buffer ETF - December

$287,932,293	$171,917,325	$80,271,037	$178,361,035
-	1,082	-	2,645
-	-	1,929,787	2,591,481
100,932	106,748	15,640	106,119
288,033,225	172,025,155	82,216,464	181,061,280

-	-	1,500,235	2,263,261
178,328	96,053	42,182	125,229
-	155	-	-
-	-	414,700	323,317
73	52	-	41
-	-	-	-
34,892,047	30,595,551	17,249,502	22,184,993
35,070,448	30,691,811	19,206,619	24,896,841
$252,962,777	$141,333,344	$63,009,845	$156,164,439

$221,516,106	$122,273,274	$57,258,584	$142,843,927
31,446,671	19,060,070	5,751,261	13,320,512
$252,962,777	$141,333,344	$63,009,845	$156,164,439

$252,962,777	$141,333,344	$63,009,845	$156,164,439
8,675,000	4,900,000	2,100,000	5,175,000
$29.16	$28.84	$30.00	$30.18

$269,065,993	$145,907,237	$66,570,741	$164,875,282
22,654,127	15,360,254	7,022,767	14,273,291

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Interest receivable
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - January	Innovator S&P 500® Ultra Buffer ETF - February	Innovator S&P 500® Ultra Buffer ETF - March	Innovator S&P 500® Ultra Buffer ETF - April

$122,006,386	$37,425,432	$41,448,803	$81,527,460
2	1	1	2
970	952	954	100
122,007,358	37,426,385	41,449,758	81,527,562

73,746	21,968	23,978	40,673
-	1	1	4
10,582,526	3,415,233	3,282,403	5,393,924
10,656,272	3,437,202	3,306,382	5,434,601
$111,351,086	$33,989,183	$38,143,376	$76,092,961

$102,493,251	$31,257,281	$36,186,688	$74,803,852
8,857,835	2,731,902	1,956,688	1,289,109
$111,351,086	$33,989,183	$38,143,376	$76,092,961

$111,351,086	$33,989,183	$38,143,376	$76,092,961
3,625,000	1,250,000	1,325,000	3,000,000
$30.72	$27.19	$28.79	$25.36

$111,912,813	$34,967,877	$39,363,121	$79,241,678
5,943,816	2,357,628	2,309,169	3,763,116

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
ETF variable fee receivable
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Payable for fund shares redeemed
Payable to Adviser
Payable to custodian
Payable for investments purchased
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - May	Innovator S&P 500® Ultra Buffer ETF - June	Innovator S&P 500® Ultra Buffer ETF - July	Innovator S&P 500® Ultra Buffer ETF - August

$17,904,376	$19,536,480	$34,136,847	$29,528,333
345	-	-	-
21,157,346	-	-	-
15,258,638	-	-	-
-	-	1,270	24,410
54,320,705	19,536,480	34,138,117	29,552,743

11,041,880	-	-	-
7,441	9,602	15,899	15,942
343	-	-	-
25,049,003	-	-	-
49	5	5	12
165,039	11,316	-	-
807,002	6,028,439	9,932,175	6,754,963
37,070,757	6,049,362	9,948,079	6,770,917
$17,249,948	$13,487,118	$24,190,038	$22,781,826

$16,884,945	$12,851,810	$22,335,441	$20,610,083
365,003	635,308	1,854,597	2,171,743
$17,249,948	$13,487,118	$24,190,038	$22,781,826

$17,249,948	$13,487,118	$24,190,038	$22,781,826
625,000	475,000	900,000	800,000
$27.60	$28.39	$26.88	$28.48

$21,194,380	$15,762,991	$25,426,038	$25,136,275
804,661	1,160,422	2,409,251	1,930,277

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Broker interest payable
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a)	Cost of investments
(b)	Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - September	Innovator S&P 500® Ultra Buffer ETF - October	Innovator S&P 500® Ultra Buffer ETF - November	Innovator S&P 500® Ultra Buffer ETF - December

$54,520,723	$85,318,290	$16,226,695	$38,994,236
21,939	21,919	-	37,119
54,542,662	85,340,209	16,226,695	39,031,355

31,478	44,714	7,981	28,651
11	23	9	13
-	-	17,090	-
7,808,390	17,151,565	3,892,439	5,376,201
7,839,879	17,196,302	3,917,519	5,404,865
$46,702,783	$68,143,907	$12,309,176	$33,626,490

$41,882,151	$61,804,933	$11,507,943	$30,792,264
4,820,632	6,338,974	801,233	2,834,226
$46,702,783	$68,143,907	$12,309,176	$33,626,490

$46,702,783	$68,143,907	$12,309,176	$33,626,490
1,675,000	2,475,000	425,000	1,150,000
$27.88	$27.53	$28.96	$29.24

$51,775,157	$70,912,259	$13,591,185	$36,057,079
3,005,200	6,551,594	1,234,952	2,622,506

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - January	Innovator S&P 500® Buffer ETF - February	Innovator S&P 500® Buffer ETF - March	Innovator S&P 500® Buffer ETF - April

$19	$6	$3	$2
19	6	3	2

564,824	224,281	143,096	253,803
140	518	345	68
564,964	224,799	143,441	253,871
(564,945)	(224,793)	(143,438)	(253,869)

1,008,532	(2,921,672)	(3,482,222)	1,888,680
969,354	438,434	(2,544,528)	(32,378,880)

21,716,325	10,163,069	9,689,676	24,652,097
292,593	2,043,621	2,117,588	12,020,954
23,986,804	9,723,452	5,780,514	6,182,851
$23,421,859	$9,498,659	$5,637,076	$5,928,982

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - May	Innovator S&P 500® Buffer ETF - June	Innovator S&P 500® Buffer ETF - July	Innovator S&P 500® Buffer ETF - August

$63,114	$124,849	$276,402	$181,564
283	61	96	71
63,397	124,910	276,498	181,635
(63,397)	(124,910)	(276,498)	(181,635)

5,528,953	707,900	8,744,048	2,125,336
(6,013,376)	(461,466)	(3,447,883)	(1,406,750)

795,807	10,155,814	13,154,574	8,951,316
1,125,510	(7,239,370)	(10,352,693)	(3,434,369)
1,436,894	3,162,878	8,098,046	6,235,533
$1,373,497	$3,037,968	$7,821,548	$6,053,898

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - September	Innovator S&P 500® Buffer ETF - October	Innovator S&P 500® Buffer ETF - November	Innovator S&P 500® Buffer ETF - December

$-	$1	$-	$-
-	1	-	-

379,667	321,362	90,087	310,051
148	121	49	183
379,815	321,483	90,136	310,234
(379,815)	(321,482)	(90,136)	(310,234)

6,186,868	1,176,259	1,250,061	(1,920,738)
998,387	(150,022)	(41,997)	(80,780)

8,460,223	16,074,819	4,318,614	13,658,165
(178,454)	(4,635,928)	(2,557,175)	(1,677,750)
15,467,024	12,465,128	2,969,503	9,978,897
$15,087,209	$12,143,646	$2,879,367	$9,668,663

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - January	Innovator S&P 500® Power Buffer ETF - February	Innovator S&P 500® Power Buffer ETF - March	Innovator S&P 500® Power Buffer ETF - April

$38	$16	$6	$-
38	16	6	-

1,311,293	563,531	291,163	657,002
297	1,415	694	267
1,311,590	564,946	291,857	657,269
(1,311,552)	(564,930)	(291,851)	(657,269)

(10,554,865)	(20,935,289)	(10,250,983)	1,493,081
(11,690,013)	(3,798,960)	(13,041,064)	(99,469,340)

62,056,113	39,804,732	28,142,508	71,981,594
(5,733,862)	1,780,663	3,677,240	36,733,396
34,077,373	16,851,146	8,527,701	10,738,731
$32,765,821	$16,286,216	$8,235,850	$10,081,462

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - May	Innovator S&P 500® Power Buffer ETF - June	Innovator S&P 500® Power Buffer ETF - July	Innovator S&P 500® Power Buffer ETF - August

$-	$-	$1,517	$-
-	-	1,517	-

246,066	320,258	366,807	426,680
1,058	131	-	184
247,124	320,389	366,807	426,864
(247,124)	(320,389)	(365,290)	(426,864)

20,470,146	(1,000,670)	7,790,358	3,392,885
(27,446,452)	(7,572,759)	(4,045,811)	(2,615,309)

5,181,823	29,526,870	22,354,932	22,953,714
5,557,385	(15,084,313)	(18,245,210)	(14,121,167)
3,762,902	5,869,128	7,854,269	9,610,123
$3,515,778	$5,548,739	$7,488,979	$9,183,259

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Redemptions sold in-kind on investments
Redemptions sold in-kind on options written
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - September	Innovator S&P 500® Power Buffer ETF - October	Innovator S&P 500® Power Buffer ETF - November	Innovator S&P 500® Power Buffer ETF - December

$5	$-	$-	$-
5	-	-	-

1,179,182	700,220	259,754	677,744
435	340	96	420
1,179,617	700,560	259,850	678,164
(1,179,612)	(700,560)	(259,850)	(678,164)

18,608,286	9,279,293	2,427,811	(2,270,823)
-	-	496,539	-
-	-	(187,070)	-
3,821,673	(2,843,979)	(204,232)	(4,548,680)

28,949,186	29,468,062	13,702,297	28,832,616
(15,835,328)	(16,142,746)	(10,224,234)	(8,014,437)
35,543,817	19,760,630	6,011,111	13,998,676
$34,364,205	$19,060,070	$5,751,261	$13,320,512

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - January	Innovator S&P 500® Ultra Buffer ETF - February	Innovator S&P 500® Ultra Buffer ETF - March	Innovator S&P 500® Ultra Buffer ETF - April

$16	$3	$15	$3
16	3	15	3

419,949	122,060	112,248	124,567
98	402	373	34
420,047	122,462	112,621	124,601
(420,031)	(122,459)	(112,606)	(124,598)

(24,117,462)	(9,807,054)	(9,065,690)	8,051,496
(7,626,799)	(2,260,047)	(7,188,273)	(17,097,091)

44,093,580	15,180,337	16,499,188	5,399,767
(3,071,453)	(258,875)	1,824,069	5,059,535
9,277,866	2,854,361	2,069,294	1,413,707
$8,857,835	$2,731,902	$1,956,688	$1,289,109

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - May	Innovator S&P 500® Ultra Buffer ETF - June	Innovator S&P 500® Ultra Buffer ETF - July	Innovator S&P 500® Ultra Buffer ETF - August

$43,191	$61,576	$132,690	$126,399
211	49	51	63
43,402	61,625	132,741	126,462
(43,402)	(61,625)	(132,741)	(126,462)

4,846,073	2,497,117	3,769,951	3,296,868
(5,412,073)	(593,842)	(2,797,298)	(1,589,841)

67,699	3,235,583	7,709,993	5,645,360
906,706	(4,441,925)	(6,695,308)	(5,054,182)
408,405	696,933	1,987,338	2,298,205
$365,003	$635,308	$1,854,597	$2,171,743

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

Expenses:
Investment advisory fee
Broker interest
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - September	Innovator S&P 500® Ultra Buffer ETF - October	Innovator S&P 500® Ultra Buffer ETF - November	Innovator S&P 500® Ultra Buffer ETF - December

$239,197	$333,642	$59,083	$191,804
105	145	33	154
239,302	333,787	59,116	191,958
(239,302)	(333,787)	(59,116)	(191,958)

6,090,732	3,919,705	1,213,783	(5,359,825)
296,053	(2,031,062)	(332,582)	(2,829,900)

4,752,995	16,383,504	2,636,010	13,591,578
(6,079,846)	(11,599,386)	(2,656,862)	(2,375,669)
5,059,934	6,672,761	860,349	3,026,184
$4,820,632	$6,338,974	$801,233	$2,834,226

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Buffer ETF - January
	Period Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net investment income/(loss)	$(564,945)	$(949,157)
Net realized gain/(loss)	1,977,886	(2,524,532)
Net change in unrealized appreciation/(depreciation)	22,008,918	(6,983,692)
Net Increase/(Decrease) in Net Assets Resulting from Operations	23,421,859	(10,457,381)

Distributions to Shareholders:
Distributions to shareholders	-	(1,017,030)

Capital Share Transactions:
Proceeds from shares sold	182,607,603	260,866,950
Cost of shares redeemed	(167,918,138)	(146,066,843)
Transaction fees (see Note 5)	82,868	174,265
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	14,772,333	114,974,372
Total Increase/(Decrease) in Net Assets	$38,194,192	$103,499,961

Net Assets:
Beginning of period	$125,767,172	$22,267,211
End of period	$163,961,364	125,767,172

Change in Shares Outstanding:
Shares sold	5,600,000	8,950,000
Shares redeemed	(5,150,000)	(5,475,000)
Net Increase/(Decrease)	450,000	3,475,000

(a) Since Commencement of Operations on January 31, 2020.
(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - February			Innovator S&P 500® Buffer ETF - March			Innovator S&P 500® Buffer ETF - April
Period Ended	Period Ended		Period Ended	Period Ended		Period Ended	Year Ended
April 30, 2021	October 31, 2020	(a)	April 30, 2021	October 31, 2020	(b)	April 30, 2021	April 30, 2021
(Unaudited)			(Unaudited)			(Unaudited)

$(224,793)	$(208,060)		$(143,438)	$(117,786)		$(253,869)	$(526,755)
(2,483,238)	6,037,005		(6,026,750)	9,922,062		(30,490,200)	41,094,967
12,206,690	(5,858,497)		11,807,264	(7,787,669)		36,673,051	(31,677,121)
9,498,659	(29,552)		5,637,076	2,016,607		5,928,982	8,891,091

-	-		-	-		-	-

81,183,750	89,892,165		69,754,815	53,155,163		69,553,880	170,270,402
(44,657,495)	(52,887,208)		(27,024,515)	(31,451,945)		(22,257,955)	(150,937,325)
27,861	32,160		25,899	15,385		43,576	90,026
36,554,116	37,037,117		42,756,199	21,718,603		47,339,501	19,423,103
$46,052,775	$37,007,565		$48,393,275	$23,735,210		$53,268,483	$28,314,194

$37,007,565	$-		$23,735,210	$-		$69,608,816	$41,294,622
$83,060,340	37,007,565		$72,128,485	23,735,210		$122,877,299	$69,608,816

2,925,000	3,600,000		2,300,000	1,975,000		2,275,000	6,400,000
(1,625,000)	(2,125,000)		(900,000)	(1,125,000)		(750,000)	(5,500,000)
1,300,000	1,475,000		1,400,000	850,000		1,525,000	900,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Buffer ETF - May			Innovator S&P 500® Buffer ETF - June
	Period Ended	Period Ended		Period Ended	Year Ended
	April 30, 2021	October 31, 2020	(a)	April 30, 2021	October 31, 2020
	(Unaudited)			(Unaudited)
Operations:
Net investment income/(loss)	$(63,397)	$(62,481)		$(124,910)	$(208,029)
Net realized gain/(loss)	(484,423)	7,720,929		246,434	13,436,314
Net change in unrealized appreciation/(depreciation)	1,921,317	(6,198,397)		2,916,444	(7,491,099)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,373,497	1,460,051		3,037,968	5,737,186

Capital Share Transactions:
Proceeds from shares sold	26,582,813	33,202,590		1,575,460	146,347,913
Cost of shares redeemed	(18,180,123)	(18,616,105)		(6,268,023)	(124,756,895)
Transaction fees (see Note 5)	4,899	8,095		3,922	51,707
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	8,407,589	14,594,580		(4,688,641)	21,642,725
Total Increase/(Decrease) in Net Assets	$9,781,086	$16,054,631		$(1,650,673)	$27,379,911

Net Assets:
Beginning of period	$16,054,631	$-		$32,171,891	$4,791,980
End of period	$25,835,717	$16,054,631		$30,521,218	$32,171,891

Change in Shares Outstanding:
Shares sold	875,000	1,225,000		50,000	5,350,000
Shares redeemed	(600,000)	(650,000)		(200,000)	(4,425,000)
Net Increase/(Decrease)	275,000	575,000		(150,000)	925,000

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - July		Innovator S&P 500® Buffer ETF - August
Period Ended	Year Ended	Period Ended	Year Ended
April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
(Unaudited)		(Unaudited)

$(276,498)	$(593,057)	$(181,635)	$(324,675)
5,296,165	1,336,281	718,586	6,730,891
2,801,881	5,418,244	5,516,947	(2,329,428)
7,821,548	6,161,468	6,053,898	4,076,788

3,736,081	173,292,918	713,967	126,080,661
(28,578,953)	(195,436,705)	(20,526,595)	(129,312,403)
16,157	98,143	10,620	32,695
(24,826,715)	(22,045,644)	(19,802,008)	(3,199,047)
$(17,005,167)	$(15,884,176)	$(13,748,110)	$877,741

$67,755,050	$83,639,226	$48,099,150	$47,221,409
$50,749,883	$67,755,050	$34,351,040	$48,099,150

125,000	6,400,000	25,000	4,650,000
(925,000)	(7,125,000)	(675,000)	(4,750,000)
(800,000)	(725,000)	(650,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Buffer ETF - September
	Period Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net investment income/(loss)	$(379,815)	$(128,473)
Net realized gain/(loss)	7,185,255	5,416,746
Net change in unrealized appreciation/(depreciation)	8,281,769	(6,687,257)
Net Increase/(Decrease) in Net Assets Resulting from Operations	15,087,209	(1,398,984)

Distributions to Shareholders:
Distributions to shareholders	-	(62,944)

Capital Share Transactions:
Proceeds from shares sold	34,118,880	171,162,679
Cost of shares redeemed	(49,076,190)	(96,283,425)
Transaction fees (see Note 5)	41,597	45,871
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(14,915,713)	74,925,125
Total Increase/(Decrease) in Net Assets	$171,496	$73,463,197

Net Assets:
Beginning of period	$77,891,836	$4,428,639
End of period	$78,063,332	$77,891,836

Change in Shares Outstanding:
Shares sold	1,200,000	6,350,000
Shares redeemed	(1,650,000)	(3,575,000)
Net Increase/(Decrease)	(450,000)	2,775,000

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - October		Innovator S&P 500® Buffer ETF - November		Innovator S&P 500® Buffer ETF - December
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended
April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2019	(a)
(Unaudited)		(Unaudited)		(Unaudited)

$(321,482)	$(850,810)	$(90,136)	$(206,217)	$(310,234)	$(178,943)
1,026,237	5,605,365	1,208,064	2,580,097	(2,001,518)	6,259,191
11,438,891	55,875	1,761,439	(1,640)	11,980,415	(5,437,632)
12,143,646	4,810,430	2,879,367	2,372,240	9,668,663	642,616

-	(364,251)	-	-	-	-

2,908,915	163,667,065	9,277,190	77,947,528	102,489,583	80,876,160
(7,669,605)	(267,675,532)	(5,259,305)	(67,906,798)	(45,196,010)	(56,602,177)
5,290	77,615	7,268	57,223	50,287	41,782
(4,755,400)	(103,930,852)	4,025,153	10,097,953	57,343,860	24,315,765
$7,388,246	$(99,484,673)	$6,904,520	$12,470,193	$67,012,523	$24,958,381

$73,612,930	$173,097,603	$15,022,923	$2,552,730	$24,958,381	$-
$81,001,176	$73,612,930	$21,927,443	$15,022,923	$91,970,904	24,958,381

100,000	5,900,000	325,000	2,950,000	3,425,000	3,000,000
(250,000)	(10,075,000)	(175,000)	(2,500,000)	(1,500,000)	(2,100,000)
(150,000)	(4,175,000)	150,000	450,000	1,925,000	900,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Power Buffer ETF - January
	Period Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net investment income/(loss)	$(1,311,552)	$(1,589,928)
Net realized gain/(loss)	(22,244,878)	25,696,474
Net change in unrealized appreciation/(depreciation)	56,322,251	(20,998,054)
Net Increase/(Decrease) in Net Assets Resulting from Operations	32,765,821	3,108,492

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	303,639,312	563,518,000
Cost of shares redeemed	(247,973,990)	(345,767,693)
Transaction fees (see Note 5)	164,594	231,026
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	55,829,916	217,981,333
Total Increase/(Decrease) in Net Assets	$88,595,737	$221,089,825

Net Assets:
Beginning of period	$288,596,647	$67,506,822
End of period	$377,192,384	$288,596,647

Change in Shares Outstanding:
Shares sold	9,950,000	19,775,000
Shares redeemed	(8,100,000)	(12,250,000)
Net Increase/(Decrease)	1,850,000	7,525,000

(a) Since Commencement of Operations on January 31, 2020.
(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - February			Innovator S&P 500® Power Buffer ETF - March			Innovator S&P 500® Power Buffer ETF - April
Period Ended	Period Ended		Period Ended	Period Ended		Period Ended	Year Ended
April 30, 2021	October 31, 2020	(a)	April 30, 2021	October 31, 2020	(b)	April 30, 2021	October 31, 2020
(Unaudited)			(Unaudited)			(Unaudited)

$(564,930)	$(532,082)		$(291,851)	$(338,143)		$(657,269)	$(1,341,309)
(24,734,249)	36,381,173		(23,292,047)	32,230,013		(97,976,259)	119,532,905
41,585,395	(30,303,793)		31,819,748	(26,343,687)		108,714,990	(94,783,943)
16,286,216	5,545,298		8,235,850	5,548,183		10,081,462	23,407,653

-	-		-	-		-	(2,785,525)

215,928,980	262,862,748		84,644,953	154,568,125		173,231,874	420,783,603
(141,449,465)	(153,376,133)		(31,812,320)	(88,267,368)		(78,014,262)	(384,100,086)
87,504	89,270		58,228	45,902		117,894	211,540
74,567,019	109,575,885		52,890,861	66,346,659		95,335,506	36,895,057
$90,853,235	$115,121,183		$61,126,711	$71,894,842		$105,416,968	$57,517,185

$115,121,183	$-		$71,894,842	$-		$187,077,962	$129,560,777
$205,974,418	$115,121,183		$133,021,553	$71,894,842		$292,494,930	$187,077,962

8,100,000	10,625,000		2,925,000	5,850,000		6,250,000	16,825,000
(5,350,000)	(6,025,000)		(1,125,000)	(3,225,000)		(2,850,000)	(14,700,000)
2,750,000	4,600,000		1,800,000	2,625,000		3,400,000	2,125,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Power Buffer ETF - May
	Period Ended	Period Ended
	April 30, 2021	October 31, 2020	(a)
	(Unaudited)
Operations:
Net investment income/(loss)	$(247,124)	$(290,485)
Net realized gain/(loss)	(6,976,306)	34,197,109
Net change in unrealized appreciation/(depreciation)	10,739,208	(28,052,281)
Net Increase/(Decrease) in Net Assets Resulting from Operations	3,515,778	5,854,343

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	75,746,981	159,461,805
Cost of shares redeemed	(19,979,697)	(99,749,907)
Transaction fees (see Note 5)	21,859	60,073
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	55,789,143	59,771,971
Total Increase/(Decrease) in Net Assets	$59,304,921	$65,626,314

Net Assets:
Beginning of period	$65,626,314	$-
End of period	$124,931,235	$65,626,314

Change in Shares Outstanding:
Shares sold	2,625,000	6,025,000
Shares redeemed	(700,000)	(3,625,000)
Net Increase/(Decrease)	1,925,000	2,400,000

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - June		Innovator S&P 500® Power Buffer ETF - July		Innovator S&P 500® Power Buffer ETF - August
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
(Unaudited)		(Unaudited)		(Unaudited)

$(320,389)	$(476,810)	$(365,290)	$(881,658)	$(426,864)	$(691,597)
(8,573,429)	37,468,615	3,744,547	12,796,486	777,576	4,394,928
14,442,557	(26,092,487)	4,109,722	2,649,553	8,832,547	(1,042,246)
5,548,739	10,899,318	7,488,979	14,564,381	9,183,259	2,661,085

-	-	-	(770,315)	-	(1,538,460)

-	254,200,892	-	268,303,460	2,792,598	191,796,255
(39,436,100)	(190,693,330)	(43,959,690)	(262,759,237)	(30,192,213)	(199,991,498)
19,718	124,387	21,980	147,627	16,492	84,545
(39,416,382)	63,631,949	(43,937,710)	5,691,850	(27,383,123)	(8,110,698)
$(33,867,643)	$74,531,267	$(36,448,731)	$19,485,916	$(18,199,864)	$(6,988,073)

$94,588,394	$20,057,127	$111,758,846	$92,272,930	$109,457,980	$116,446,053
$60,720,751	$94,588,394	$75,310,115	$111,758,846	$91,258,116	$109,457,980

-	9,275,000	-	10,350,000	100,000	7,075,000
(1,300,000)	(6,750,000)	(1,525,000)	(9,775,000)	(1,050,000)	(7,575,000)
(1,300,000)	2,525,000	(1,525,000)	575,000	(950,000)	(500,000)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Power Buffer ETF - September
	Period Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net investment income/(loss)	$(1,179,612)	$(484,457)
Net realized gain/(loss)	22,429,959	3,047,132
Net change in unrealized appreciation/(depreciation)	13,113,858	(5,506,976)
Net Increase/(Decrease) in Net Assets Resulting from Operations	34,364,205	(2,944,301)

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	62,308,935	372,869,932
Cost of shares redeemed	(131,195,050)	(102,812,045)
Transaction fees (see Note 5)	96,752	151,932
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(68,789,363)	270,209,819
Total Increase/(Decrease) in Net Assets	$(34,425,158)	$267,265,518

Net Assets:
Beginning of period	$287,387,935	$20,122,417
End of period	$252,962,777	$287,387,935

Change in Shares Outstanding:
Shares sold	2,275,000	14,125,000
Shares redeemed	(4,650,000)	(3,875,000)
Net Increase/(Decrease)	(2,375,000)	10,250,000

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - October		Innovator S&P 500® Power Buffer ETF - November		Innovator S&P 500® Power Buffer ETF - December
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended
April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	(a)
(Unaudited)		(Unaudited)		(Unaudited)

$(700,560)	$(1,969,900)	$(259,850)	$(461,424)	$(678,164)	$(414,099)
6,435,314	27,244,823	2,533,048	5,457,273	(6,819,503)	17,127,673
13,325,316	(12,892,939)	3,478,063	(4,232)	20,818,179	(15,244,128)
19,060,070	12,381,984	5,751,261	4,991,617	13,320,512	1,469,446

-	(7,068,594)	-	-	-	-

9,482,500	349,661,865	29,307,382	164,605,692	233,759,350	193,028,607
(77,219,117)	(476,573,894)	(10,287,740)	(134,014,113)	(156,157,053)	(129,476,190)
43,350	202,447	21,727	81,289	130,194	89,573
(67,693,267)	(126,709,582)	19,041,369	30,672,868	77,732,491	63,641,990
$(48,633,197)	$(121,396,192)	$24,792,630	$35,664,485	$91,053,003	$65,111,436

$189,966,541	$311,362,733	$38,217,215	$2,552,730	$65,111,436	$-
$141,333,344	$189,966,541	$63,009,845	$38,217,215	$156,164,439	$65,111,436

350,000	13,675,000	1,050,000	6,250,000	8,175,000	7,150,000
(2,750,000)	(18,750,000)	(350,000)	(4,950,000)	(5,375,000)	(4,775,000)
(2,400,000)	(5,075,000)	700,000	1,300,000	2,800,000	2,375,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Ultra Buffer ETF - January
	Period Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net investment income/(loss)	$(420,031)	$(799,282)
Net realized gain/(loss)	(31,744,261)	34,574,314
Net change in unrealized appreciation/(depreciation)	41,022,127	(27,184,818)
Net Increase/(Decrease) in Net Assets Resulting from Operations	8,857,835	6,590,214

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	39,458,685	311,169,577
Cost of shares redeemed	(49,032,945)	(236,308,585)
Transaction fees (see Note 5)	44,245	117,334
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(9,530,015)	74,978,326
Total Increase/(Decrease) in Net Assets	$(672,180)	$81,568,540

Net Assets:
Beginning of period	$112,023,266	$30,454,726
End of period	$111,351,086	$112,023,266

Change in Shares Outstanding:
Shares sold	1,325,000	11,225,000
Shares redeemed	(1,650,000)	(8,375,000)
Net Increase/(Decrease)	(325,000)	2,850,000

(a) Since Commencement of Operations on January 31, 2020.
(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - February			Innovator S&P 500® Ultra Buffer ETF - March			Innovator S&P 500® Ultra Buffer ETF - April
Period Ended	Period Ended		Period Ended	Period Ended		Period Ended	Year Ended
April 30, 2021	October 31, 2020	(a)	April 30, 2021	October 31, 2020	(b)	April 30, 2021	October 31, 2020
(Unaudited)			(Unaudited)			(Unaudited)

$(122,459)	$(181,255)		$(112,606)	$(161,944)		$(124,598)	$(235,848)
(12,067,101)	15,407,128		(16,253,963)	21,022,698		(9,045,595)	9,359,102
14,921,462	(13,521,512)		18,323,257	(17,210,809)		10,459,302	(8,254,081)
2,731,902	1,704,361		1,956,688	3,649,945		1,289,109	869,173

-	-		-	-		-	(413,903)

17,846,370	81,829,288		20,411,467	74,906,393		55,400,175	51,153,258
(18,364,138)	(51,808,605)		(12,515,825)	(50,313,168)		(11,221,263)	(40,050,755)
18,106	31,899		16,464	31,412		31,402	29,588
(499,662)	30,052,582		7,912,106	24,624,637		44,210,314	11,132,091
$2,232,240	$31,756,943		$9,868,794	$28,274,582		$45,499,423	$11,587,361

$31,756,943	$-		$28,274,582	$-		$30,593,538	$19,006,177
$33,989,183	$31,756,943		$38,143,376	$28,274,582		$76,092,961	$30,593,538

675,000	3,350,000		725,000	2,925,000		2,200,000	2,175,000
(700,000)	(2,075,000)		(450,000)	(1,875,000)		(450,000)	(1,650,000)
(25,000)	1,275,000		275,000	1,050,000		1,750,000	525,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Ultra Buffer ETF - May
	Period Ended	Period Ended
	April 30, 2021	October 31, 2020	(a)
	(Unaudited)
Operations:
Net investment income/(loss)	$(43,402)	$(40,761)
Net realized gain/(loss)	(566,000)	4,717,950
Net change in unrealized appreciation/(depreciation)	974,405	(4,266,750)
Net Increase/(Decrease) in Net Assets Resulting from Operations	365,003	410,439

Distributions to Shareholders:
Distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	17,257,168	21,691,095
Cost of shares redeemed	(11,041,880)	(11,437,418)
Transaction fees (see Note 5)	1,035	4,506
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	6,216,323	10,258,183
Total Increase/(Decrease) in Net Assets	$6,581,326	$10,668,622

Net Assets:
Beginning of period	$10,668,622	$-
End of period	$17,249,948	$10,668,622

Change in Shares Outstanding:
Shares sold	625,000	825,000
Shares redeemed	(400,000)	(425,000)
Net Increase/(Decrease)	225,000	400,000

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - June		Innovator S&P 500® Ultra Buffer ETF - July		Innovator S&P 500® Ultra Buffer ETF - August
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
(Unaudited)		(Unaudited)		(Unaudited)

$(61,625)	$(127,852)	$(132,741)	$(392,790)	$(126,462)	$(242,796)
1,903,275	5,037,872	972,653	10,165,352	1,707,027	4,368,799
(1,206,342)	(180,697)	1,014,685	(1,911,825)	591,178	(5,447)
635,308	4,729,323	1,854,597	7,860,737	2,171,743	4,120,556

-	(101,526)	-	(2,391,801)	-	(155,469)

3,511,212	98,439,880	2,616,280	146,736,578	-	86,166,977
(5,647,965)	(90,798,793)	(19,875,563)	(151,512,870)	(25,081,075)	(62,945,893)
4,580	50,553	11,246	82,039	12,541	40,391
(2,132,173)	7,691,640	(17,248,037)	(4,694,253)	(25,068,534)	23,261,475
$(1,496,865)	$12,319,437	$(15,393,440)	$774,683	$(22,896,791)	$27,226,562

$14,983,983	$2,664,546	$39,583,478	$38,808,795	$45,678,617	$18,452,055
$13,487,118	$14,983,983	$24,190,038	$39,583,478	$22,781,826	$45,678,617

125,000	3,950,000	100,000	6,075,000	-	3,375,000
(200,000)	(3,500,000)	(750,000)	(6,000,000)	(900,000)	(2,400,000)
(75,000)	450,000	(650,000)	75,000	(900,000)	975,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Ultra Buffer ETF - September
	Period Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net investment income/(loss)	$(239,302)	$(110,489)
Net realized gain/(loss)	6,386,785	967,061
Net change in unrealized appreciation/(depreciation)	(1,326,851)	(498,395)
Net Increase/(Decrease) in Net Assets Resulting from Operations	4,820,632	358,177

Distributions to Shareholders:
Distributions to shareholders	-	(32,646)

Capital Share Transactions:
Proceeds from shares sold	19,443,917	86,985,143
Cost of shares redeemed	(42,813,870)	(27,137,580)
Transaction fees (see Note 5)	31,129	43,344
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(23,338,824)	59,890,907
Total Increase/(Decrease) in Net Assets	$(18,518,192)	$60,216,438

Net Assets:
Beginning of period	$65,220,975	$5,004,537
End of period	$46,702,783	$65,220,975

Change in Shares Outstanding:
Shares sold	725,000	3,375,000
Shares redeemed	(1,575,000)	(1,050,000)
Net Increase/(Decrease)	(850,000)	2,325,000

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - October		Innovator S&P 500® Ultra Buffer ETF - November		Innovator S&P 500® Ultra Buffer ETF - December
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Period Ended
April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	(a)
(Unaudited)		(Unaudited)		(Unaudited)

$(333,787)	$(941,321)	$(59,116)	$(70,248)	$(191,958)	$(174,108)
1,888,643	10,588,546	881,201	920,760	(8,189,725)	13,517,323
4,784,118	478,334	(20,852)	(855)	11,215,909	(11,032,447)
6,338,974	10,125,559	801,233	849,657	2,834,226	2,310,768

-	(3,153,933)	-	-	-	-

-	173,222,627	7,615,993	18,827,620	60,636,693	64,442,515
(43,592,673)	(210,825,800)	(4,981,148)	(13,370,450)	(53,634,763)	(43,025,795)
21,797	95,524	6,299	7,242	34,646	28,200
(43,570,876)	(37,507,649)	2,641,144	5,464,412	7,036,576	21,444,920
$(37,231,902)	$(30,536,023)	$3,442,377	$6,314,069	$9,870,802	$23,755,688

$105,375,809	$135,911,832	$8,866,799	$2,552,730	$23,755,688	$-
$68,143,907	$105,375,809	$12,309,176	$8,866,799	$33,626,490	$23,755,688

-	7,075,000	275,000	725,000	2,150,000	2,450,000
(1,625,000)	(8,400,000)	(175,000)	(500,000)	(1,875,000)	(1,575,000)
(1,625,000)	(1,325,000)	100,000	225,000	275,000	875,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Buffer ETF - January
For the period ended 4/30/2021	$29.77	(0.13)	5.41		5.28	0.02	-
For the year ended 10/31/2020	$29.69	(0.23)	1.63	(f)	1.40	0.04	(1.36)
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.19)	4.75		4.56	0.05	-

Innovator S&P 500® Buffer ETF - February
For the period ended 4/30/2021	$25.09	(0.11)	4.94		4.83	0.01	-
For the period 1/31/2020(d) - 10/31/2020	$24.52	(0.14)	0.69		0.55	0.02	-

Innovator S&P 500® Buffer ETF - March
For the period ended 4/30/2021	$27.92	(0.12)	4.24		4.12	0.02	-
For the period 2/28/2020(d) - 10/31/2020	$26.01	(0.14)	2.03		1.89	0.02	-

Innovator S&P 500® Buffer ETF - April
For the period ended 4/30/2021	$28.41	(0.12)	2.60		2.48	0.02	-
For the year ended 10/31/2020	$26.64	(0.22)	1.95		1.73	0.04	-
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.79		1.67	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

5.30	$35.07	17.82%	$163,961	0.79%		-0.79%	0%
0.08	$29.77	4.99%	$125,767	0.79%		(0.79)%	0%
4.61	$29.69	18.38%	$22,267	0.80%	(e)	(0.80)%	0%

4.84	$29.93	19.30%	$83,060	0.79%		-0.79%	15%
0.57	$25.09	2.32%	$37,008	0.79%		(0.79)%	0%

4.14	$32.06	14.80%	$72,128	0.79%		-0.79%	18%
1.91	$27.92	7.36%	$23,735	0.79%		(0.79)%	0%

2.50	$30.91	8.80%	$122,877	0.79%		-0.79%	0%
1.77	$28.41	6.65%	$69,609	0.79%		(0.79)%	0%
1.69	$26.64	6.78%	$41,295	0.79%		(0.79)%	121%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator S&P 500® Buffer ETF - May
For the period ended 4/30/2021	$27.92	(0.12)	2.58	2.46	0.01
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	2.39	2.28	0.01

Innovator S&P 500® Buffer ETF - June
For the period ended 4/30/2021	$29.25	(0.12)	3.00	2.88	-
For the year ended 10/31/2020	$27.38	(0.22)	2.03	1.81	0.06
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	2.11	2.02	0.03

Innovator S&P 500® Buffer ETF - July
For the period ended 4/30/2021	$27.94	(0.12)	3.40	3.28	0.01
For the year ended 10/31/2020	$26.55	(0.21)	1.56	1.35	0.04
For the year ended 10/31/2019	$24.61	(0.21)	2.09	1.88	0.06
For the period 8/28/2018 (d) - 10/31/2018	$25.51	(0.03)	(0.90)	(0.93)	0.03

Innovator S&P 500® Buffer ETF - August
For the period ended 4/30/2021	$27.49	(0.12)	3.85	3.73	0.01
For the year ended 10/31/2020	$25.53	(0.21)	2.15	1.94	0.02
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.52	0.47	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.
(f) Includes extraordinary expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:
					Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)		Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

2.47	$30.39	8.89%		$25,836	0.79%		-0.79%	0%
2.29	$27.92	8.94%		$16,055	0.79%		(0.79)%	0%

2.88	$32.13	9.85%		$30,521	0.79%		-0.79%	0%
1.87	$29.25	6.81%		$32,172	0.79%		(0.79)%	0%
2.05	$27.38	8.10%		$4,792	0.80%	(e)	(0.80)%	0%

3.29	$31.23	12.28%		$50,750	0.79%		-0.79%	0%
1.39	$27.94	5.24%	(g)	$67,755	0.79%		(0.79)%	4%
1.94	$26.55	7.89%		$83,639	0.81%	(e)(f)	(0.80%)	106%
(0.90)	$24.61	(3.53)%		$3,691	0.79%		(0.78)%	0%

3.74	$31.23	13.62%		$34,351	0.79%		-0.79%	0%
1.96	$27.49	7.68%		$48,099	0.79%		(0.79)%	0%
0.49	$25.53	1.94%		$47,221	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Buffer ETF - September
For the period ended 4/30/2021	$26.40	(0.12)	4.94		4.82	0.01	-
For the year ended 10/31/2020	$25.31	(0.21)	1.59	(f)	1.38	0.07	(0.36)
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.73		0.70	0.02	-

Innovator S&P 500® Buffer ETF - October
For the period ended 4/30/2021	$27.26	(0.12)	4.63		4.51	-	-
For the year ended 10/31/2020	$25.18	(0.20)	2.31		2.11	0.02	(0.05)
For the year ended 10/31/2019	$23.42	(0.20)	1.92		1.72	0.04	-
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(1.07)		(1.08)	0.01	-

Innovator S&P 500® Buffer ETF - November
For the period ended 4/30/2021	$27.31	(0.12)	4.12		4.00	0.01	-
For the year ended 10/31/2020	$25.53	(0.20)	1.92		1.72	0.06	-
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-		-	-	-

Innovator S&P 500® Buffer ETF - December
For the period ended 4/30/2021	$27.73	(0.12)	4.93		4.81	0.02	-
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	1.47		1.28	0.05	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

4.83	$31.23	18.26%	$78,063	0.79%		-0.79%	0%
1.09	$26.40	5.81%	$77,892	0.79%		(0.79)%	0%
0.72	$25.31	2.91%	$4,429	0.79%		(0.79)%	186%

4.51	$31.77	16.51%	$81,001	0.79%		-0.79%	0%
2.08	$27.26	8.51%	$73,613	0.79%		(0.79)%	0%
1.76	$25.18	7.48%	$173,098	0.80%	(e)	(0.80)%	25%
(1.07)	$23.42	(4.35)%	$21,082	0.79%		(0.79)%	4%

4.01	$31.32	14.67%	$21,927	0.79%		-0.79%	0%
1.78	$27.31	7.00%	$15,023	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

4.83	$32.56	17.40%	$91,971	0.79%		-0.79%	0%
1.33	$27.73	5.04%	$24,958	0.79%		(0.79)%	146%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Power Buffer ETF - January
For the period ended 4/30/2021	$29.08	(0.12)	3.05	2.93	0.02	-
For the year ended 10/31/2020	$28.13	(0.22)	1.14	0.92	0.03	-
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	3.20	3.02	0.03	-

Innovator S&P 500® Power Buffer ETF - February
For the period ended 4/30/2021	$25.03	(0.11)	3.08	2.97	0.02	-
For the period 1/31/2020(d) - 10/31/2020	$24.52	(0.14)	0.63	0.49	0.02	-

Innovator S&P 500® Power Buffer ETF - March
For the period ended 4/30/2021	$27.39	(0.11)	2.76	2.65	0.02	-
For the period 2/28/2020(d) - 10/31/2020	$26.01	(0.14)	1.50	1.36	0.02	-

Innovator S&P 500® Power Buffer ETF - April
For the period ended 4/30/2021	$26.54	(0.11)	1.54	1.43	0.02	-
For the year ended 10/31/2020	$26.31	(0.20)	1.20	1.00	0.03	(0.80)
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.46	1.34	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

2.95	$32.03	10.16%	$377,192	0.79%	-0.79%	0%
0.95	$29.08	3.38%	$288,597	0.79%	(0.79)%	0%
3.05	$28.13	12.15%	$67,507	0.79%	(0.79)%	0%

2.99	$28.02	11.98%	$205,974	0.79%	-0.79%	15%
0.51	$25.03	2.06%	$115,121	0.79%	(0.79)%	0%

2.67	$30.06	9.76%	$133,022	0.79%	-0.79%	17%
1.38	$27.39	5.30%	$71,895	0.79%	(0.79)%	0%

1.45	$27.99	5.48%	$292,495	0.79%	-0.79%	0%
0.23	$26.54	4.00%	$187,078	0.79%	(0.79)%	0%
1.36	$26.31	5.44%	$129,561	0.79%	(0.79)%	126%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Power Buffer ETF - May
For the period ended 4/30/2021	$27.34	(0.11)	1.65	1.54	0.01	-
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.80	1.69	0.02	-

Innovator S&P 500® Power Buffer ETF - June
For the period ended 4/30/2021	$28.88	(0.12)	1.97	1.85	0.01	-
For the year ended 10/31/2020	$26.74	(0.22)	2.30	2.08	0.06	-
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.48	1.39	0.02	-

Innovator S&P 500® Power Buffer ETF - July
For the period ended 4/30/2021	$27.43	(0.11)	2.20	2.09	0.01	-
For the year ended 10/31/2020	$26.36	(0.21)	1.46	1.25	0.04	(0.22)
For the year ended 10/31/2019	$24.75	(0.20)	1.77	1.57	0.04	-
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.39)	(0.43)	0.01	-

Innovator S&P 500® Power Buffer ETF - August
For the period ended 4/30/2021	$26.86	(0.11)	2.45	2.34	-	-
For the year ended 10/31/2020	$25.45	(0.21)	1.93	1.72	0.03	(0.34)
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44	0.39	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

1.55	$28.89	5.67%	$124,931	0.79%	-0.79%	0%
1.71	$27.34	6.69%	$65,626	0.79%	(0.79)%	0%

1.86	$30.74	6.45%	$60,721	0.79%	-0.79%	0%
2.14	$28.88	8.00%	$94,588	0.79%	(0.79)%	0%
1.41	$26.74	5.58%	$20,057	0.79%	(0.79)%	0%

2.10	$29.53	7.69%	$75,310	0.79%	-0.79%	0%
1.07	$27.43	4.89%	$111,759	0.79%	(0.79)%	15%
1.61	$26.36	6.53%	$92,273	0.79%	(0.79)%	137%
(0.42)	$24.75	(1.68)%	$3,712	0.79%	(0.79)%	0%

2.34	$29.20	8.72%	$91,258	0.79%	-0.79%	0%
1.41	$26.86	6.95%	$109,458	0.79%	(0.79)%	0%
0.41	$25.45	1.65%	$116,446	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Power Buffer ETF - September
For the period ended 4/30/2021	$26.01	(0.11)	3.25		3.14	0.01	-
For the year ended 10/31/2020	$25.15	(0.21)	1.01	(f)	0.80	0.06	-
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.58		0.55	0.01	-

Innovator S&P 500® Power Buffer ETF - October
For the period ended 4/30/2021	$26.02	(0.11)	2.92		2.81	0.01	-
For the year ended 10/31/2020	$25.16	(0.20)	1.60		1.40	0.02	(0.56)
For the year ended 10/31/2019	$23.54	(0.20)	1.79		1.59	0.03	-
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.95)		(0.96)	0.01	-

Innovator S&P 500® Power Buffer ETF - November
For the period ended 4/30/2021	$27.30	(0.11)	2.80		2.69	0.01	-
For the year ended 10/31/2020	$25.53	(0.21)	1.94		1.73	0.04	-
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-		-	-	-

Innovator S&P 500® Power Buffer ETF - December
For the period ended 4/30/2021	$27.42	(0.11)	2.85		2.74	0.02	-
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	1.17		0.98	0.04	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker interest expense of 0.01%.
(f)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

		Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

3.15	$29.16	12.12%	$252,963	0.79%		-0.79%	0%
0.86	$26.01	3.40%	$287,388	0.79%		(0.79)%	3%
0.56	$25.15	2.29%	$20,122	0.79%		(0.79)%	127%

2.82	$28.84	10.84%	$141,333	0.79%		-0.79%	0%
0.86	$26.02	5.74%	$189,967	0.79%		(0.79)%	0%
1.62	$25.16	6.90%	$311,363	0.80%	(e)	(0.79)%	3%
(0.95)	$23.54	(3.89)%	$11,180	0.79%		(0.79)%	4%

2.70	$30.00	9.90%	$63,010	0.79%		-0.79%	0%
1.77	$27.30	6.94%	$38,217	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

2.76	$30.18	10.07%	$156,164	0.79%		-0.79%	0%
1.02	$27.42	3.85%	$65,111	0.79%		(0.79)%	141%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:				Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Ultra Buffer ETF - January
For the period ended 4/30/2021	$28.36	(0.12)	2.47		2.35	0.01	-
For the year ended 10/31/2020	$27.69	(0.22)	0.86		0.64	0.03	-
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	2.77		2.59	0.02	-

Innovator S&P 500® Ultra Buffer ETF - February
For the period ended 4/30/2021	$24.91	(0.10)	2.36		2.26	0.02	-
For the period 1/31/2020(d) - 10/31/2020	$24.52	(0.14)	0.50		0.36	0.03	-

Innovator S&P 500® Ultra Buffer ETF - March
For the period ended 4/30/2021	$26.93	(0.11)	1.95		1.84	0.02	-
For the period 2/28/2020(d) - 10/31/2020	$26.01	(0.14)	1.03		0.89	0.03	-

Innovator S&P 500® Ultra Buffer ETF - April
For the period ended 4/30/2021	$24.47	(0.10)	0.97		0.87	0.02	-
For the year ended 10/31/2020	$26.22	(0.19)	(1.01)	(e)	(1.20)	0.02	(0.57)
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.37		1.25	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)

Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlight

	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

2.36	$30.72	8.31%	$111,351	0.79%	-0.79%	0%
0.67	$28.36	2.44%	$112,023	0.79%	(0.79)%	0%
2.61	$27.69	10.39%	$30,455	0.79%	(0.79)%	0%

2.28	$27.19	9.17%	$33,989	0.79%	-0.79%	14%
0.39	$24.91	1.58%	$31,757	0.79%	(0.79)%	0%

1.86	$28.79	6.90%	$38,143	0.79%	-0.79%	13%
0.92	$26.93	3.53%	$28,275	0.79%	(0.79)%	0%

0.89	$25.36	3.63%	$76,093	0.79%	-0.79%	0%
(1.75)	$24.47	(4.59)%	$30,594	0.79%	(0.79)%	0%
1.27	$26.22	5.07%	$19,006	0.79%	(0.79)%	106%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Ultra Buffer ETF - May
For the period ended 4/30/2021	$26.67	(0.11)	1.04	0.93	-	-
For the period 4/30/2020 (d) - 10/31/2020	$25.63	(0.11)	1.14	1.03	0.01	-

Innovator S&P 500® Ultra Buffer ETF - June
For the period ended 4/30/2021	$27.24	(0.11)	1.25	1.14	0.01	-
For the year ended 10/31/2020	$26.65	(0.21)	1.74	1.53	0.08	(1.02)
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.37	1.28	0.04	-

Innovator S&P 500® Ultra Buffer ETF - July
For the period ended 4/30/2021	$25.54	(0.10)	1.43	1.33	0.01	-
For the year ended 10/31/2020	$26.31	(0.20)	1.01	0.81	0.04	(1.62)
For the year ended 10/31/2019	$24.68	(0.20)	1.78	1.58	0.05	-
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.46)	(0.50)	0.01	-

Innovator S&P 500® Ultra Buffer ETF - August
For the period ended 4/30/2021	$26.87	(0.11)	1.71	1.60	0.01	-
For the year ended 10/31/2020	$25.45	(0.21)	1.81	1.60	0.03	(0.21)
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44	0.39	0.02	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

0.93	$27.60	3.51%	$17,250	0.79%		-0.79%	0%
1.04	$26.67	4.06%	$10,669	0.79%		(0.79)%	0%

1.15	$28.39	4.22%	$13,487	0.79%		-0.79%	0%
0.59	$27.24	6.26%	$14,984	0.79%		(0.79)%	0%
1.32	$26.65	5.19%	$2,665	0.80%	(e)	(0.80)%	0%

1.34	$26.88	5.25%	$24,190	0.79%		-0.79%	0%
(0.77)	$25.54	3.37%	$39,583	0.79%		(0.79)%	1%
1.63	$26.31	6.62%	$38,809	0.79%		(0.79)%	27%
(0.49)	$24.68	(1.95)%	$3,702	0.79%		(0.79)%	0%

1.61	$28.48	5.98%	$22,782	0.79%		-0.79%	0%
1.42	$26.87	6.46%	$45,679	0.79%		(0.79)%	0%
0.41	$25.45	1.64%	$18,452	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:			Capital Share Transactions:	Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Paid from realized gains
Innovator S&P 500® Ultra Buffer ETF - September
For the period ended 4/30/2021	$25.83	(0.11)	2.15	2.04	0.01	-
For the year ended 10/31/2020	$25.02	(0.20)	1.09	0.89	0.08	(0.16)
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.43	0.40	0.03	-

Innovator S&P 500® Ultra Buffer ETF - October
For the period ended 4/30/2021	$25.70	(0.11)	1.93	1.82	0.01	-
For the year ended 10/31/2020	$25.05	(0.20)	1.41	1.21	0.02	(0.58)
For the year ended 10/31/2019	$23.64	(0.19)	1.58	1.39	0.02	-
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.85)	(0.86)	0.01	-

Innovator S&P 500® Ultra Buffer ETF - November
For the period ended 4/30/2021	$27.28	(0.11)	1.78	1.67	0.01	-
For the year ended 10/31/2020	$25.53	(0.21)	1.94	1.73	0.02	-
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-	-	-	-

Innovator S&P 500® Ultra Buffer ETF - December
For the period ended 4/30/2021	$27.15	(0.11)	2.18	2.07	0.02	-
For the period 11/29/2019 (d) - 10/31/2020	$26.40	(0.19)	0.91	0.72	0.03	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d)	Commencement of operations.
(e)	Includes broker expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses		Net investment income/(loss)	Portfolio turnover rate (b)

2.05	$27.88	7.94%	$46,703	0.79%		-0.79%	0%
0.81	$25.83	3.90%	$65,221	0.79%		(0.79)%	35%
0.43	$25.02	1.76%	$5,005	0.79%		(0.79)%	152%

1.83	$27.53	7.13%	$68,144	0.79%		-0.79%	0%
0.65	$25.70	5.00%	$105,376	0.79%		(0.79)%	0%
1.41	$25.05	5.98%	$135,912	0.80%	(e)	(0.79)%	4%
(0.85)	$23.64	(3.47)%	$13,593	0.79%		(0.79)%	3%

1.68	$28.96	6.14%	$12,309	0.79%		-0.79%	0%
1.75	$27.28	6.88%	$8,867	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

2.09	$29.24	7.70%	$33,626	0.79%		-0.79%	0%
0.75	$27.15	2.84%	$23,756	0.79%		(0.79)%	160%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  The Trust currently consists of multiple operational series, of which thirty–six are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index (a)
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – December	BDEC	November 29, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019	S&P 500® Price Index

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Name	Ticker	Commencement of Operations	Tracking Index (a)
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – December	PDEC	November 29, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – December	UDEC	November 29, 2019	S&P 500® Price Index

(a)	Each Fund individually seeks to track, before fees and expenses, the respective index up to a respective upside cap while providing a respective buffer for a given period.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017	IBD® ETF Leaders Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index
Innovator MSCI EAFE Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator MSCI EAFE Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator MSCI EAFE Power Buffer ETF - July	IJUL	June 28, 2019	MSCI EAFE Price Index
Innovator MSCI Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator MSCI Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator MSCI Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	MSCI Emerging Markets Price Index
Innovator Nasdaq-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Nasdaq-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Nasdaq-100 Power Buffer ETF - July	NJUL	June 30, 2020	Nasdaq-100 Price Index
Innovator Nasdaq-100 Power Buffer ETF - October	NOCT	September 30, 2019	Nasdaq-100 Price Index
Innovator Russell 2000 Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator Russell 2000 Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator Russell 2000 Power Buffer ETF - July	KJUL	June 30, 2020	Russell 2000 Price Index
Innovator Russell 2000 Power Buffer ETF - October	KOCT	September 30, 2019	Russell 2000 Price Index
Innovator 20+ Year Treasury Bond 5 Floor ETF - July	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust, and iShares Russell 2000 ETF

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Name	Ticker	Commencement of Operations	Tracking Index
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust, and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”).

Each Fund employs a specific “defined outcome strategy.” Defined outcome strategies generally seek to produce pre-determined investment outcomes based upon the performance of an index or one or more underlying securities. The Funds’ pre-determined outcomes (“Outcomes”) are based upon the price performance of a benchmark index or one or more underlying exchange-traded fund (the “Benchmark”) over a period of approximately one year or another predetermined period (“Outcome Period”). The Funds’ investment strategy provides shareholders with participation in any gains experienced by the applicable Benchmark over the course of the Outcome Period, subject to a cap on upside returns (a “Cap”), and, if applicable, a predetermined buffer (a “Buffer”) against Benchmark losses for the Outcome Period. These defined outcomes are managed by purchasing and selling call and put FLexible EXchange Options (“FLEX Options”) to create layers within a Fund’s portfolio. Each Fund’s FLEX Option has the same reference asset and expiration date, with uniquely selected strike prices for the Fund’s Outcome Period. Due to the customizable nature of FLEX Options that allows for specific strike prices to be selected for the same reference asset and expiration date, when each of the FLEX Options expire on the last day of the Outcome Period, the Funds are expected to achieve a Benchmark investment return with the applicable Buffer and Cap investment parameters.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Exchange–traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model–based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2021:

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$173,055,670	$-	$173,055,670
Short Term Investments	1,019,274	-	-	1,019,274
Total Assets	$1,019,274	$173,055,670	$-	$174,074,944

Liabilities
Options Written	$-	$10,003,541	$-	$10,003,541
Total Liabilities	$-	$10,003,541	$-	$10,003,541

BFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$87,319,133	$-	$87,319,133
Short Term Investments	554,307	-	-	554,307
Total Assets	$554,307	$87,319,133	$-	$87,873,440

Liabilities
Options Written	$-	$4,760,340	$-	$4,760,340
Total Liabilities	$-	$4,760,340	$-	$4,760,340

BMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$75,733,744	$-	$75,733,744
Short Term Investments	529,437	-	-	529,437
Total Assets	$529,437	$75,733,744	$-	$76,263,181

Liabilities
Options Written	$-	$4,090,571	$-	$4,090,571
Total Liabilities	$-	$4,090,571	$-	$4,090,571

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$129,561,414	$-	$129,561,414
Short Term Investments	1,223,393	-	-	1,223,393
Total Assets	$1,223,393	$129,561,414	$-	$130,784,807

Liabilities
Options Written	$-	$7,846,141	$-	$7,846,141
Total Liabilities	$-	$7,846,141	$-	$7,846,141

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

BMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$27,281,187	$-	$27,281,187
Short Term Investments	11	-	-	11
Total Assets	$11	$27,281,187	$-	$27,281,198

Liabilities
Options Written	$-	$1,657,682	$-	$1,657,682
Total Liabilities	$-	$1,657,682	$-	$1,657,682

BJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$40,723,785	$-	$40,723,785
Short Term Investments	1,020	-	-	1,020
Total Assets	$1,020	$40,723,785	$-	$40,724,805

Liabilities
Options Written	$-	$10,174,900	$-	$10,174,900
Total Liabilities	$-	$10,174,900	$-	$10,174,900

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$65,679,319	$-	$65,679,319
Short Term Investments	53	-	-	53
Total Assets	$53	$65,679,319	$-	$65,679,372

Liabilities
Options Written	$-	$14,917,045	$-	$14,917,045
Total Liabilities	$-	$14,917,045	$-	$14,917,045

BAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$41,267,898	$-	$41,267,898
Short Term Investments	763	-	-	763
Total Assets	$763	$41,267,898	$-	$41,268,661

Liabilities
Options Written	$-	$6,909,696	$-	$6,909,696
Total Liabilities	$-	$6,909,696	$-	$6,909,696

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

BSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$85,410,789	$-	$85,410,789
Short Term Investments	1,488	-	-	1,488
Total Assets	$1,488	$85,410,789	$-	$85,412,277

Liabilities
Options Written	$-	$7,337,885	$-	$7,337,885
Total Liabilities	$-	$7,337,885	$-	$7,337,885

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$94,434,721	$-	$94,434,721
Short Term Investments	2,475	-	-	2,475
Total Assets	$2,475	$94,434,721	$-	$94,437,196

Liabilities
Options Written	$-	$13,429,325	$-	$13,429,325
Total Liabilities	$-	$13,429,325	$-	$13,429,325

BNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$26,787,052	$-	$26,787,052
Short Term Investments	1,035	-	-	1,035
Total Assets	$1,035	$26,787,052	$-	$26,788,087

Liabilities
Options Written	$-	$4,841,800	$-	$4,841,800
Total Liabilities	$-	$4,841,800	$-	$4,841,800

BDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$101,828,854	$-	$101,828,854
Short Term Investments	1,085	-	-	1,085
Total Assets	$1,085	$101,828,854	$-	$101,829,939

Liabilities
Options Written	$-	$9,836,786	$-	$9,836,786
Total Liabilities	$-	$9,836,786	$-	$9,836,786

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$407,106,554	$-	$407,106,554
Short Term Investments	2,298,396	-	-	2,298,396
Total Assets	$2,298,396	$407,106,554	$-	$409,404,950

Liabilities
Options Written	$-	$31,963,222	$-	$31,963,222
Total Liabilities	$-	$31,963,222	$-	$31,963,222

PFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$221,989,725	$-	$221,989,725
Short Term Investments	1,521,677	-	-	1,521,677
Total Assets	$1,521,677	$221,989,725	$-	$223,511,402

Liabilities
Options Written	$-	$17,413,226	$-	$17,413,226
Total Liabilities	$-	$17,413,226	$-	$17,413,226

PMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$142,499,869	$-	$142,499,869
Short Term Investments	984,380	-	-	984,380
Total Assets	$984,380	$142,499,869	$-	$143,484,249

Liabilities
Options Written	$-	$10,378,930	$-	$10,378,930
Total Liabilities	$-	$10,378,930	$-	$10,378,930

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$312,748,500	$-	$312,748,500
Short Term Investments	2,617,032	-	-	2,617,032
Total Assets	$2,617,032	$312,748,500	$-	$315,365,532

Liabilities
Options Written	$-	$22,721,359	$-	$22,721,359
Total Liabilities	$-	$22,721,359	$-	$22,721,359

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

PMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$132,045,704	$-	$132,045,704
Total Assets	$-	$132,045,704	$-	$132,045,704

Liabilities
Options Written	$-	$8,020,292	$-	$8,020,292
Total Liabilities	$-	$8,020,292	$-	$8,020,292

PJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$84,657,122	$-	$84,657,122
Short Term Investments	983	-	-	983
Total Assets	$983	$84,657,122	$-	$84,658,105

Liabilities
Options Written	$-	$23,928,866	$-	$23,928,866
Total Liabilities	$-	$23,928,866	$-	$23,928,866

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$102,116,763	$-	$102,116,763
Short Term Investments	1,730	-	-	1,730
Total Assets	$1,730	$102,116,763	$-	$102,118,493

Liabilities
Options Written	$-	$26,760,213	$-	$26,760,213
Total Liabilities	$-	$26,760,213	$-	$26,760,213

PAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$114,719,264	$-	$114,719,264
Short Term Investments	838	-	-	838
Total Assets	$838	$114,719,264	$-	$114,720,102

Liabilities
Options Written	$-	$23,460,557	$-	$23,460,557
Total Liabilities	$-	$23,460,557	$-	$23,460,557

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

PSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$287,893,054	$-	$287,893,054
Short Term Investments	39,239	-	-	39,239
Total Assets	$39,239	$287,893,054	$-	$287,932,293

Liabilities
Options Written	$-	$34,892,047	$-	$34,892,047
Total Liabilities	$-	$34,892,047	$-	$34,892,047

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$171,917,325	$-	$171,917,325
Total Assets	$-	$171,917,325	$-	$171,917,325

Liabilities
Options Written	$-	$30,595,551	$-	$30,595,551
Total Liabilities	$-	$30,595,551	$-	$30,595,551

PNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$80,269,961	$-	$80,269,961
Short Term Investments	1,076	-	-	1,076
Total Assets	$1,076	$80,269,961	$-	$80,271,037

Liabilities
Options Written	$-	$17,249,502	$-	$17,249,502
Total Liabilities	$-	$17,249,502	$-	$17,249,502

PDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$178,338,758	$-	$178,338,758
Short Term Investments	22,277	-	-	22,277
Total Assets	$22,277	$178,338,758	$-	$178,361,035

Liabilities
Options Written	$-	$22,184,993	$-	$22,184,993
Total Liabilities	$-	$22,184,993	$-	$22,184,993

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$121,333,830	$-	$121,333,830
Short Term Investments	672,556	-	-	672,556
Total Assets	$672,556	$121,333,830	$-	$122,006,386

Liabilities
Options Written	$-	$10,582,526	$-	$10,582,526
Total Liabilities	$-	$10,582,526	$-	$10,582,526

UFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$37,184,598	$-	$37,184,598
Short Term Investments	240,834	-	-	240,834
Total Assets	$240,834	$37,184,598	$-	$37,425,432

Liabilities
Options Written	$-	$3,415,233	$-	$3,415,233
Total Liabilities	$-	$3,415,233	$-	$3,415,233

UMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$41,141,134	$-	$41,141,134
Short Term Investments	307,669	-	-	307,669
Total Assets	$307,669	$41,141,134	$-	$41,448,803

Liabilities
Options Written	$-	$3,282,403	$-	$3,282,403
Total Liabilities	$-	$3,282,403	$-	$3,282,403

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$80,707,677	$-	$80,707,677
Short Term Investments	819,783	-	-	819,783
Total Assets	$819,783	$80,707,677	$-	$81,527,460

Liabilities
Options Written	$-	$5,393,924	$-	$5,393,924
Total Liabilities	$-	$5,393,924	$-	$5,393,924

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

UMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$17,904,376	$-	$17,904,376
Total Assets	$-	$17,904,376	$-	$17,904,376

Liabilities
Options Written	$-	$807,002	$-	$807,002
Total Liabilities	$-	$807,002	$-	$807,002

UJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$19,534,610	$-	$19,534,610
Short Term Investments	1,870	-	-	1,870
Total Assets	$1,870	$19,534,610	$-	$19,536,480

Liabilities
Options Written	$-	$6,028,439	$-	$6,028,439
Total Liabilities	$-	$6,028,439	$-	$6,028,439

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$34,136,847	$-	$34,136,847
Total Assets	$-	$34,136,847	$-	$34,136,847

Liabilities
Options Written	$-	$9,932,175	$-	$9,932,175
Total Liabilities	$-	$9,932,175	$-	$9,932,175

UAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$29,528,333	$-	$29,528,333
Total Assets	$-	$29,528,333	$-	$29,528,333

Liabilities
Options Written	$-	$6,754,963	$-	$6,754,963
Total Liabilities	$-	$6,754,963	$-	$6,754,963

USEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$54,519,918	$-	$54,519,918
Short Term Investments	805	-	-	805
Total Assets	$805	$54,519,918	$-	$54,520,723

Liabilities
Options Written	$-	$7,808,390	$-	$7,808,390
Total Liabilities	$-	$7,808,390	$-	$7,808,390

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$85,317,702	$-	$85,317,702
Short Term Investments	588	-	-	588
Total Assets	$588	$85,317,702	$-	$85,318,290

Liabilities
Options Written	$-	$17,151,565	$-	$17,151,565
Total Liabilities	$-	$17,151,565	$-	$17,151,565

UNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$16,225,589	$-	$16,225,589
Short Term Investments	1,106	-	-	1,106
Total Assets	$1,106	$16,225,589	$-	$16,226,695

Liabilities
Options Written	$-	$3,892,439	$-	$3,892,439
Total Liabilities	$-	$3,892,439	$-	$3,892,439

UDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$38,993,223	$-	$38,993,223
Short Term Investments	1,013	-	-	1,013
Total Assets	$1,013	$38,993,223	$-	$38,994,236

Liabilities
Options Written	$-	$5,376,201	$-	$5,376,201
Total Liabilities	$-	$5,376,201	$-	$5,376,201

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

There were no Level 3 investments for the Funds during the period ended April 30, 2021.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2021, is as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BJAN	$173,055,670	$10,003,541
BFEB	87,319,133	4,760,340
BMAR	75,733,744	4,090,571
BAPR	129,561,414	7,846,141
BMAY	27,281,187	1,657,682
BJUN	40,723,785	10,174,900
BJUL	65,679,319	14,917,045
BAUG	41,267,898	6,909,696
BSEP	85,410,789	7,337,885
BOCT	94,434,721	13,429,325
BNOV	26,787,052	4,841,800
BDEC	101,828,854	9,836,786
PJAN	407,106,554	31,963,222
PFEB	221,989,725	17,413,226
PMAR	142,499,869	10,378,930
PAPR	312,748,500	22,721,359
PMAY	132,045,704	8,020,292
PJUN	84,657,122	23,928,866
PJUL	102,116,763	26,760,213
PAUG	114,719,264	23,460,557
PSEP	287,893,054	34,892,047
POCT	171,917,325	30,595,551
PNOV	80,269,961	17,249,502
PDEC	178,338,758	22,184,993
UJAN	121,333,830	10,582,526
UFEB	37,184,598	3,415,233
UMAR	41,141,134	3,282,403
UAPR	80,707,677	5,393,924
UMAY	17,904,376	807,002
UJUN	19,534,610	6,028,439
UJUL	34,136,847	9,932,175
UAUG	29,528,333	6,754,963
USEP	54,519,918	7,808,390
UOCT	85,317,702	17,151,565
UNOV	16,225,589	3,892,439
UDEC	38,993,223	5,376,201

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2021:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Amount of Realized Gain/(Loss) on Derivatives Recognized in Income
	Investments	Investments in-kind	Options written	Options written in-kind
BJAN	$1,008,532	$-	$969,354	$-
BFEB	(2,921,672)	-	438,434	-
BMAR	(3,482,222)	-	(2,544,528)	-
BAPR	1,888,680	-	(32,378,880)	-
BMAY	5,528,953	-	(6,013,376)	-
BJUN	707,900	-	(461,466)	-
BJUL	8,744,048	-	(3,447,883)	-
BAUG	2,125,336	-	(1,406,750)	-
BSEP	6,186,868	-	998,387	-
BOCT	1,176,259	-	(150,022)	-
BNOV	1,250,061	-	(41,997)	-
BDEC	(1,920,738)	-	(80,780)	-
PJAN	(10,554,865)	-	(11,690,013)	-
PFEB	(20,935,289)	-	(3,798,960)	-
PMAR	(10,250,983)	-	(13,041,064)	-
PAPR	1,493,081	-	(99,469,340)	-
PMAY	20,470,146	-	(27,446,452)	-
PJUN	(1,000,670)	-	(7,572,759)	-
PJUL	7,790,358	-	(4,045,811)	-
PAUG	3,392,885	-	(2,615,309)	-
PSEP	18,608,286	-	3,821,673	-
POCT	9,279,293	-	(2,843,979)	-
PNOV	2,427,811	496,539	(204,232)	(187,070)
PDEC	(2,270,823)	-	(4,548,680)	-
UJAN	(24,117,462)	-	(7,626,799)	-
UFEB	(9,807,054)	-	(2,260,047)	-
UMAR	(9,065,690)	-	(7,188,273)	-
UAPR	8,051,496	-	(17,097,091)	-
UMAY	4,846,073	-	(5,412,073)	-
UJUN	2,497,117	-	(593,842)	-
UJUL	3,769,951	-	(2,797,298)	-
UAUG	3,296,868	-	(1,589,841)	-
USEP	6,090,732	-	296,053	-
UOCT	3,919,705	-	(2,031,062)	-
UNOV	1,213,783	-	(332,582)	-
UDEC	(5,359,825)	-	(2,829,900)	-

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments
	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
	Investments	Options written
BJAN	$21,716,325	$292,593
BFEB	10,163,069	2,043,621
BMAR	9,689,676	2,117,588
BAPR	24,652,097	12,020,954
BMAY	795,807	1,125,510
BJUN	10,155,814	(7,239,370)
BJUL	13,154,574	(10,352,693)
BAUG	8,951,316	(3,434,369)
BSEP	8,460,223	(178,454)
BOCT	16,074,819	(4,635,928)
BNOV	4,318,614	(2,557,175)
BDEC	13,658,165	(1,677,750)
PJAN	62,056,113	(5,733,862)
PFEB	39,804,732	1,780,663
PMAR	28,142,508	3,677,240
PAPR	71,981,594	36,733,396
PMAY	5,181,823	5,557,385
PJUN	29,526,870	(15,084,313)
PJUL	22,354,932	(18,245,210)
PAUG	22,953,714	(14,121,167)
PSEP	28,949,186	(15,835,328)
POCT	29,468,062	(16,142,746)
PNOV	13,702,297	(10,224,234)
PDEC	28,832,616	(8,014,437)
UJAN	44,093,580	(3,071,453)
UFEB	15,180,337	(258,875)
UMAR	16,499,188	1,824,069
UAPR	5,399,767	5,059,535
UMAY	67,699	906,706
UJUN	3,235,583	(4,441,925)
UJUL	7,709,993	(6,695,308)
UAUG	5,645,360	(5,054,182)
USEP	4,752,995	(6,079,846)
UOCT	16,383,504	(11,599,386)
UNOV	2,636,010	(2,656,862)
UDEC	13,591,578	(2,375,669)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2021, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$152,586,846	$(8,909,545)
BFEB	62,825,462	(3,485,449)
BMAR	43,305,341	(3,570,069)
BAPR	85,649,085	(17,438,157)
BMAY	21,118,113	(3,278,153)
BJUN	38,117,194	(6,575,856)
BJUL	80,769,097	(12,477,834)
BAUG	50,128,546	(5,587,682)
BSEP	101,930,952	(7,125,421)
BOCT	91,260,623	(9,607,033)
BNOV	26,649,790	(3,585,681)
BDEC	89,730,328	(8,237,870)
PJAN	360,346,080	(24,705,394)
PFEB	164,974,809	(11,857,919)
PMAR	87,633,766	(9,029,639)
PAPR	228,929,119	(53,622,518)
PMAY	88,289,953	(15,605,144)
PJUN	96,074,219	(18,923,150)
PJUL	111,123,146	(20,396,742)
PAUG	124,886,532	(17,509,355)
PSEP	324,576,550	(27,916,512)
POCT	197,633,200	(24,865,535)
PNOV	79,247,833	(12,694,758)
PDEC	191,223,440	(20,245,575)
UJAN	113,748,067	(7,069,820)
UFEB	32,603,038	(2,403,251)
UMAR	32,594,525	(4,160,133)
UAPR	47,029,427	(10,365,418)
UMAY	15,158,078	(3,136,609)
UJUN	20,406,842	(4,579,643)
UJUL	40,404,438	(8,369,365)
UAUG	35,012,679	(5,396,513)
USEP	64,847,906	(5,946,535)
UOCT	94,792,837	(13,087,409)
UNOV	18,216,650	(3,177,796)
UDEC	50,830,747	(5,205,611)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year or period.  Actual results could differ from these estimates.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2021, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2021, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the year or period ended October 31, 2020, the Funds made the following permanent book-to-tax reclassifications due to different treatment of redemptions for tax purposes:

	Distributable Earnings/ (Accumulated Deficit)	Paid-In Capital
BJAN	$31,534	$(31,534)
BFEB	(107,105)	107,105
BMAR	(2,016,607)	2,016,607
BAPR	(8,891,091)	8,891,091
BMAY	(1,460,051)	1,460,051
BJUN	(5,737,186)	5,737,186
BJUL	(6,161,468)	6,161,468
BAUG	(4,076,788)	4,076,788
BSEP	5,905	(5,905)
BOCT	(4,810,422)	4,810,422
BNOV	(2,371,970)	2,371,970
BDEC	(642,616)	642,616
PJAN	(3,108,492)	3,108,492
PFEB	(5,545,298)	5,545,298
PMAR	(5,548,183)	5,548,183
PAPR	(23,407,639)	23,407,639
PMAY	(5,854,343)	5,854,343
PJUN	(10,899,318)	10,899,318
PJUL	(14,564,391)	14,564,391
PAUG	(2,661,061)	2,661,061
PSEP	26,767	(26,767)
POCT	(12,381,961)	12,381,961
PNOV	(4,991,347)	4,991,347
PDEC	(1,469,446)	1,469,446
UJAN	(6,590,214)	6,590,214
UFEB	(1,704,361)	1,704,361
UMAR	(3,649,945)	3,649,945
UAPR	(869,164)	869,164
UMAY	(410,439)	410,439
UJUN	(4,729,323)	4,729,323
UJUL	(7,860,724)	7,860,724
UAUG	(4,120,554)	4,120,554
USEP	(358,177)	358,177
UOCT	(10,125,530)	10,125,530
UNOV	(849,387)	849,387
UDEC	(2,310,768)	2,310,768

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day–to–day management of the Funds.

Pursuant to the Advisory Agreement, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub–Adviser”) acts as sub–adviser to the Funds pursuant to a sub–advisory agreement between the Adviser and the Sub–Adviser with respect to the Funds (“Sub–Advisory Agreement”) and, pursuant to the Sub–Advisory Agreement, is responsible for execution of the Sub–Adviser’s strategy for each of the Funds. The Sub–Adviser is responsible for the day–to–day management of the Funds’ portfolios. Pursuant to the Sub–Advisory Agreement between the Adviser and the Sub–Adviser, the Adviser pays the Sub–Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities, other than short–term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
BJAN	$-	$-	$-	$-
BFEB	-	42,190,970	-	3,446,088
BMAR	-	31,321,879	-	2,373,418
BAPR	-	-	-	-
BMAY	-	-	-	-
BJUN	-	-	-	-
BJUL	-	-	-	-
BAUG	-	-	-	-
BSEP	-	-	-	-
BOCT	-	-	-	-
BNOV	-	-	-	-
BDEC	-	-	-	-
PJAN	-	-	-	-
PFEB	-	137,077,570	-	11,393,746
PMAR	-	68,111,383	-	4,762,229
PAPR	-	-	-	-
PMAY	-	-	-	-
PJUN	-	-	-	-
PJUL	-	-	-	-
PAUG	-	-	-	-
PSEP	-	-	-	-
POCT	-	-	-	-
PNOV	-	-	-	-
PDEC	-	600	-	-
UJAN	-	-	-	-
UFEB	-	21,070,215	-	1,559,217
UMAR	-	19,742,907	-	1,089,657
UAPR	-	-	-	-
UMAY	-	-	-	-
UJUN	-	-	-	-
UJUL	-	-	-	-
UAUG	-	-	-	-
USEP	-	-	-	-
UOCT	-	-	-	-
UNOV	-	-	-	-
UDEC	-	-	-	-

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

For the period ended April 30, 2021, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
BJAN	$-	$-
BFEB	-	-
BMAR	-	-
BAPR	4,969,135	-
BMAY	-	-
BJUN	-	-
BJUL	-	-
BAUG	-	-
BSEP	-	-
BOCT	-	-
BNOV	-	-
BDEC	-	-
PJAN	-	-
PFEB	3,103,668	-
PMAR	-	-
PAPR	17,432,888	-
PMAY	1,417,096	-
PJUN	-	-
PJUL	-	-
PAUG	-	-
PSEP	-	-
POCT	-	-
PNOV	-	2,344,487
PDEC	-	-
UJAN	-	-
UFEB	-	-
UMAR	-	-
UAPR	4,123,388	-
UMAY	-	-
UJUN	-	-
UJUL	-	-
UAUG	-	-
USEP	-	-
UOCT	-	-
UNOV	-	-
UDEC	-	-

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

5.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. The Funds assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions (e.g. variable fees) of the respective Fund. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Variable fees received by the Funds, if any, are disclosed on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2020, the cost of investments including written options and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
BJAN	$125,783,308	$-	$-	$-
BFEB	37,212,050	-	-	-
BMAR	23,836,039	-	-	-
BAPR	69,668,192	-	-	-
BMAY	16,105,821	-	-	-
BJUN	32,200,137	-	-	-
BJUL	67,773,897	-	-	-
BAUG	48,148,680	-	-	-
BSEP	77,890,026	-	-	-
BOCT	73,615,330	-	-	-
BNOV	15,011,039	-	-	-
BDEC	25,090,948	-	-	-
PJAN	288,710,757	-	-	-
PFEB	115,724,200	-	-	-
PMAR	72,190,099	-	-	-
PAPR	187,146,086	-	-	-
PMAY	65,825,297	-	-	-
PJUN	94,602,185	-	-	-
PJUL	111,751,841	-	-	-
PAUG	109,522,810	-	-	-
PSEP	287,433,655	-	-	-
POCT	189,989,715	-	-	-
PNOV	38,195,821	-	-	-
PDEC	65,472,057	-	-	-
UJAN	112,037,669	-	-	-
UFEB	31,931,135	-	-	-
UMAR	28,389,224	-	-	-
UAPR	30,604,348	-	-	-
UMAY	10,704,131	-	-	-
UJUN	15,002,935	-	-	-
UJUL	39,591,247	-	-	-
UAUG	45,666,973	-	-	-
USEP	65,232,866	-	-	-
UOCT	105,389,630	-	-	-
UNOV	8,863,222	-	-	-
UDEC	23,893,974	-	-	-

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to the tax treatment of derivatives.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

As of October 31, 2020, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Capital Gains	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings /(Accumulated Deficit)
BJAN	$(10,425,848)	$-	$-	$(10,425,848)
BFEB	(136,657)	-	-	(136,657)
BMAR	-	-	-	-
BAPR	-	-	-	-
BMAY	-	-	-	-
BJUN	-	-	-	-
BJUL	-	-	-	-
BAUG	-	-	-	-
BSEP	(1,393,079)	-	-	(1,393,079)
BOCT	-	-	-	-
BNOV	-	-	-	-
BDEC	-	-	-	-
PJAN	-	-	-	-
PFEB	-	-	-	-
PMAR	-	-	-	-
PAPR	-	-	-	-
PMAY	-	-	-	-
PJUN	-	-	-	-
PJUL	-	-	-	-
PAUG	-	-	-	-
PSEP	(2,917,534)	-	-	(2,917,534)
POCT	-	-	-	-
PNOV	-	-	-	-
PDEC	-	-	-	-
UJAN	-	-	-	-
UFEB	-	-	-	-
UMAR	-	-	-	-
UAPR	-	-	-	-
UMAY	-	-	-	-
UJUN	-	-	-	-
UJUL	-	-	-	-
UAUG	-	-	-	-
USEP	-	-	-	-
UOCT	-	-	-	-
UNOV	-	-	-	-
UDEC	-	-	-	-

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. During the fiscal year or period ended October 31, 2020, the Funds elected to defer qualified late year ordinary losses as follows:

Late Year Ordinary Losses
BJAN	$917,624
BFEB	136,657
BMAR	-
BAPR	-
BMAY	-
BJUN	-
BJUL	-
BAUG	-
BSEP	122,568
BOCT	-
BNOV	-
BDEC	-
PJAN	-
PFEB	-
PMAR	-
PAPR	-
PMAY	-
PJUN	-
PJUL	-
PAUG	-
PSEP	457,690
POCT	-
PNOV	-
PDEC	-
UJAN	-
UFEB	-
UMAR	-
UAPR	-
UMAY	-
UJUN	-
UJUL	-
UAUG	-
USEP	-
UOCT	-
UNOV	-
UDEC	-

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2020, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as follows:

	Indefinite Short-Term	Indefinite Long-Term
BJAN	$3,803,290	$5,704,934
BFEB	-	-
BMAR	-	-
BAPR	-	-
BMAY	-	-
BJUN	-	-
BJUL	-	-
BAUG	-	-
BSEP	508,204	762,307
BOCT	-	-
BNOV	-	-
BDEC	-	-
PJAN	-	-
PFEB	-	-
PMAR	-	-
PAPR	-	-
PMAY	-	-
PJUN	-	-
PJUL	-	-
PAUG	-	-
PSEP	983,937	1,475,907
POCT	-	-
PNOV	-	-
PDEC	-	-
UJAN	-	-
UFEB	-	-
UMAR	-	-
UAPR	-	-
UMAY	-	-
UJUN	-	-
UJUL	-	-
UAUG	-	-
USEP	-	-
UOCT	-	-
UNOV	-	-
UDEC	-	-

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2020, BNOV, PNOV, and UNOV each utilized $270 of capital loss carryforwards available.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The tax character of the distributions paid by the Funds during the fiscal year or period ended October 31, 2020 were as follows:

	Distributions paid from:
	Net Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
BJAN	$1,017,030	$-	$1,017,030
BFEB	-	-	-
BMAR	-	-	-
BAPR	-	-	-
BMAY	-	-	-
BJUN	-	-	-
BJUL	-	-	-
BAUG	-	-	-
BSEP	62,944	-	62,944
BOCT	364,251	-	364,251
BNOV	-	-	-
BDEC	-	-	-
PJAN	-	-	-
PFEB	-	-	-
PMAR	-	-	-
PAPR	1,697,336	1,088,189	2,785,525
PMAY	-	-	-
PJUN	-	-	-
PJUL	770,315	-	770,315
PAUG	1,011,480	526,980	1,538,460
PSEP	-	-	-
POCT	2,195,472	4,873,122	7,068,594
PNOV	-	-	-
PDEC	-	-	-
UJAN	-	-	-
UFEB	-	-	-
UMAR	-	-	-
UAPR	252,554	161,349	413,903
UMAY	-	-	-
UJUN	42,149	59,377	101,526
UJUL	1,438,744	953,057	2,391,801
UAUG	97,889	57,580	155,469
USEP	20,870	11,776	32,646
UOCT	2,185,521	968,412	3,153,933
UNOV	-	-	-
UDEC	-	-	-

The Funds did not pay any distributions during the fiscal year or period ended October 31, 2019.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

7.	COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

8.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019–present), Founding Principal and President (2001–2019), Timothy Financial Counsel Inc.	70	None
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007–2015).	70	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	70	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003–2019).

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	70	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	70	Independent Trustee, ETF Managers Group, LLC (2012–2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	70	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.	TAX NOTICE

For the fiscal year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2020, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2020, the Funds paid the following ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c):

% of Ordinary Income Distributions designated as
Short-Term Capital Gain Distributions
BJAN	100.00%
BFEB	0.00%
BMAR	0.00%
BAPR	0.00%
BMAY	0.00%
BJUN	0.00%
BJUL	0.00%
BAUG	0.00%
BSEP	100.00%
BOCT	100.00%
BNOV	0.00%
BDEC	0.00%
PJAN	0.00%
PFEB	0.00%
PMAR	0.00%
PAPR	100.00%
PMAY	0.00%
PJUN	0.00%
PJUL	100.00%
PAUG	100.00%
PSEP	0.00%
POCT	100.00%
PNOV	0.00%
PDEC	0.00%
UJAN	0.00%
UFEB	0.00%
UMAR	0.00%
UAPR	100.00%
UMAY	0.00%
UJUN	100.00%
UJUL	100.00%
UAUG	100.00%
USEP	100.00%
UOCT	100.00%
UNOV	0.00%
UDEC	0.00%

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street,

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Semi-Annual Report

INNOVATOR IBD® 50 ETF (FFTY)
INNOVATOR IBD® ETF LEADERS ETF (LDRS)
INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF (BOUT)
INNOVATOR LOUP FRONTIER TECH ETF (LOUP)

April 30, 2021
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	6
Expense Example	14
Schedules of Investments	16
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	34
Trustees and Officers	50
Additional Information	52

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended April 30, 2021.

What a difference a year makes. This time last year, the stock market was struggling to get out of a bear market. Millions of Americans were losing their jobs. The country was in lockdown due to the pandemic, and people had to wear masks in public at all times. The outlook for the economy was dire and the nation was sorely divided over the presidential election.

Today, the severe impact of Covid is fading away. The stock market has not only recovered but has soared to new heights. The economy has rebounded, growing over the last three quarters at its fastest pace in 70 years. And there was a peaceful, albeit slightly extended, transition of power in the White House.

Life is getting back to normal – of a sort – even if there are longer-lasting changes to the post-Covid world.

Innovator Investor’s Business Daily (IBD) ETFs and Innovator Loup Frontier Tech ETF

We are pleased to report that most of our IBD ETFs and the Loup ETF outperformed the broad market in the six months ended April 30. In particular, the IBD Breakout Opportunities ETF (BOUT) outperformed the S&P over the six-month period. This ETF provides exposure to the IBD Breakout Stocks Index, which identifies stocks poised to experience a period of sustained price growth beyond their recent technical “resistance level.”

The Loup ETF (LOUP), also outperformed the Nasdaq’s returns over the six-month period. The ETF provides exposure to the Loup Frontier Tech Index, which tracks the performance of cutting-edge tech companies in the fields of AI, robotics, autonomous vehicles, virtual reality, and other areas. The index was created by Loup Ventures, a seed-stage venture capital firm founded by tech guru Gene Munster.

We are grateful for our successful partnerships with IBD, Loup Ventures, and Gene.

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

As always, all of us at Innovator thank you for your patronage. We will continue to work hard to earn your trust and support.

Looking forward to even better times ahead,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2021 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Investing involves risks. Principal loss is possible. An ETF that concentrates its investments in the securities of a particular industry, market, sector, or geographic area may be more volatile than a fund that invests in a broader range of industries. Additionally, the Fund may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small- and mid-cap companies can have limited liquidity and greater volatility than large-cap companies.

4

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

Information Technology Companies Risk. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

This material must be accompanied by a prospectus. Read carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC.

5

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to April 30, 2021 as compared with the S&P 500® Index.

	Average Annual Total Returns As of April 30, 2021
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator IBD® 50 ETF
NAV Return	55.16%	12.10%	17.50%	10.86%
Market Return	54.99%	12.07%	17.53%	10.86%
S&P 500® Index	45.98%	18.67%	17.42%	14.43%
IBD® 50 Index (b)	56.56%	12.90%	N/A	10.03%	(c)

(a)	Inception date is April 8, 2015.
(b)	The Fund began tracking the IBD® 50 Index on November 20, 2017.
(c)	Since Inception return is from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.90% and 0.80%, respectively. For the most recent month–end performance, please visit the Fund’s website at innovatoretfs.com.

6

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund, S&P 500® Index and IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule–based, computer–generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/FFTY.

7

INNOVATOR IBD® ETF LEADERS ETF

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® ETF Leaders ETF from its inception (December 20, 2017) to April 30, 2021 as compared with the S&P 500® Index and IBD® ETF Leaders Index.

	Average Annual Total Returns As of April 30, 2021
	1 Year	3 Years	Since Inception (a)
Innovator IBD® ETF Leaders ETF
NAV Return	50.77%	5.23%	3.31%
Market Return	50.82%	5.27%	3.29%
S&P 500® Index	45.98%	18.67%	16.33%
IBD® ETF Leaders Index	52.29%	6.10%	4.08%

(a)	Inception date is December 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 1.07%. This expense ratio includes acquired fund fees and expenses of 0.45%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

8

INNOVATOR IBD® ETF LEADERS ETF

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index and IBD® ETF Leaders Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® ETF Leaders Index is a rule–based index compiled and published by Investor’s Business Daily® that seeks to outperform the broader equity and fixed income markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LDRS.

9

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to April 30, 2021 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

	Average Annual Total Returns As of April 30, 2021
	1 Year	Since Inception (a)
Innovator IBD® Breakout Opportunities ETF
NAV Return	69.02%	13.08%
Market Return	67.96%	13.09%
S&P 500® Index	45.98%	17.26%
IBD® Breakout Stocks Index	71.92%	14.60%

(a)	Inception date is September 12, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent month–end performance, please visit the Fund’s website at innovatoretfs.com.

10

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, S&P 500® Index and IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule–based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOUT.

11

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

April 30, 2021 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Loup Frontier Tech ETF from its inception (July 24, 2018) to April 30, 2021 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

	Average Annual Total Returns As of April 30, 2021
	1 Year	Since Inception (a)
Innovator Loup Frontier Tech ETF
NAV Return	103.95%	31.73%
Market Return	104.18%	31.80%
Dow Jones Global Index	47.27%	13.59%
Loup Frontier Tech Index	105.70%	32.59%

(a)	Inception date is July 24, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

12

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

April 30, 2021 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, Dow Jones Global Index and Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization–weighted index generally representative of the global market.

The Loup Frontier Tech Index is a rules–based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOUP.

13

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares.  Therefore, the second line under the Fund in the table is useful in comparing the ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

14

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2021 (Unaudited) (Continued)

			Expenses Paid	Annualized Expense
	Beginning	Ending	During	Ratio
	Account Value	Account Value	the Period (a)	for the Period
Innovator IBD 50® ETF (NAV)				0.80%
Actual	$1,000.00	$1,295.80	$4.55
Hypothetical	1,000.00	1,020.83	4.01
Innovator IBD® ETF Leaders ETF (NAV)				0.60%
Actual	1,000.00	1,120.40	3.15
Hypothetical	1,000.00	1,021.82	3.01
Innovator IBD® Breakout Opportunities ETF (NAV)				0.80%
Actual	1,000.00	1,464.50	4.89
Hypothetical	1,000.00	1,020.83	4.01
Innovator Loup Frontier Tech ETF (NAV)				0.70%
Actual	1,000.00	1,435.10	4.23
Hypothetical	1,000.00	1,021.32	3.51

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

15

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.15%
Apparel - 3.06%
PLBY Group, Inc. (a)(b)	153,308	$7,628,606

Auto Manufacturers - 1.04%
Tesla, Inc. (a)	3,659	2,595,841

Banks - 8.14%
Ameris Bancorp	48,240	2,609,302
SVB Financial Group (a)	15,552	8,893,100
Western Alliance Bancorp	83,737	8,798,247
		20,300,649
Beverages - 3.31%
Celsius Holdings, Inc. (a)(b)	143,875	8,244,038

Biotechnology - 3.28%
BioNTech SE - ADR (a)(b)	43,366	8,164,950

Building Materials - 1.49%
Louisiana-Pacific Corp.	36,834	2,426,624
UFP Industries, Inc.	15,223	1,279,341
		3,705,965
Chemicals - 2.87%
Daqo New Energy Corp. - ADR (a)	88,923	7,157,412

Commercial Services - 5.41%
Progyny, Inc. (a)(b)	86,717	4,935,064
Square, Inc. - Class A (a)	34,983	8,564,538
		13,499,602
Computers - 2.94%
Crowdstrike Holdings, Inc. - Class A (a)(b)	23,073	4,810,951
Fortinet, Inc. (a)	6,415	1,310,135
Zscaler, Inc. (a)	6,500	1,219,660
		7,340,746

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

	Shares	Value
Diversified Financial Services - 15.46%
360 DigiTech, Inc. - ADR (a)	316,699	8,110,662
B Riley Financial, Inc.	106,698	7,606,500
Cowen, Inc. - Class A (b)	128,260	5,064,987
Jefferies Financial Group, Inc.	153,664	4,995,616
Mr. Cooper Group, Inc. (a)	151,555	5,225,616
Stifel Financial Corp. (b)	109,017	7,542,887
		38,546,268
Electronic Components & Equipment - 1.04%
Generac Holdings, Inc. (a)	8,036	2,603,262

Electronics - 3.63%
Atkore, Inc. (a)	115,672	9,054,803

Healthcare-Products - 10.55%
CareDx, Inc. (a)	63,173	4,995,089
Inari Medical, Inc. (a)	44,689	5,107,506
Inmode Ltd. (a)	100,089	8,640,683
Novocure Ltd. (a)(b)	37,092	7,570,478
		26,313,756
Home Builders - 6.45%
Century Communities, Inc. (a)	115,021	8,504,652
DR Horton, Inc.	12,728	1,251,035
Green Brick Partners, Inc. (a)	197,423	5,095,488
MDC Holdings, Inc.	20,751	1,217,254
		16,068,429
Home Furnishings - 3.79%
Purple Innovation, Inc. (a)	36,225	1,234,548
Tempur Sealy International, Inc.	31,524	1,202,325
The Lovesac Co. (a)(b)	95,748	7,015,456
		9,452,329
Internet - 6.46%
CarParts.com, Inc. (a)	143,307	2,476,345
Etsy, Inc. (a)	24,043	4,779,508
Snap, Inc. - Class A (a)	143,226	8,854,232
		16,110,085
Iron/Steel - 3.47%
Cleveland-Cliffs, Inc. (b)	484,628	8,655,456

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

	Shares	Value
Leisure Time - 0.51%
Niu Technologies - ADR (a)	33,760	1,261,274

Machinery-Diversified - 0.50%
Deere & Co.	3,344	1,240,122

Mining - 0.49%
Sibanye Stillwater Ltd. – ADR	65,082	1,213,779

Retail - 9.34%
At Home Group, Inc. (a)	226,927	7,166,355
Carvana Co. (a)	8,657	2,469,496
Cricut, Inc. - Class A (a)	97,536	2,584,704
Floor & Decor Holdings, Inc. - Class A (a)	22,146	2,456,434
MarineMax, Inc. (a)(b)	151,627	8,612,413
		23,289,402
Semiconductors - 0.99%
ASML Holding NV – ADR	3,818	2,474,446

Software - 5.93%
Cerence, Inc. (a)(b)	25,916	2,498,562
Cloudflare, Inc. - Class A (a)	88,469	7,496,863
HubSpot, Inc. (a)	9,110	4,795,960
		14,791,385
TOTAL COMMON STOCKS (Cost $230,611,888)		249,712,605

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 24.34%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (c)	60,676,232	60,676,232
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $60,676,232)		60,676,232

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

	Shares	Value
SHORT TERM INVESTMENTS - 0.15%
Money Market Deposit Account - 0.15%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.003% (d)	$377,449	377,449
TOTAL SHORT TERM INVESTMENTS (Cost $377,449)		377,449

Total Investments (Cost $291,665,569) - 124.64%		310,766,286
Liabilities in Excess of Other Assets - (24.64)%		(61,428,782)
TOTAL NET ASSETS - 100.00%		$249,337,504

Asset Type	% of Net Assets
Common Stocks	100.15%
Investments Purchased with Proceeds From Securities Lending	24.34
Short Term Investments	0.15
Total Investments	124.64
Liabilities in Excess of Other Assets	(24.64)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2021. The total value of securities on loan is $59,514,546, or 23.87% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.79%
Amplify Transformational Data Sharing ETF (a)	7,917	$418,888
Avantis U.S. Small Cap Value ETF (a)	18,760	1,386,364
Global X Uranium ETF	34,020	667,132
Invesco S&P 500 High Beta ETF (a)	9,604	700,516
North Shore Global Uranium Mining ETF (a)	11,165	658,735
Roundhill Sports Betting & iGaming ETF	14,056	447,121
Siren Nasdaq NexGen Economy ETF (a)	9,156	443,700
SPDR S&P 500 ETF Trust	1,659	692,301
SPDR S&P Homebuilders ETF (a)	6,188	466,266
SPDR S&P Kensho New Economies Composite ETF	19,922	1,324,415
SPDR S&P Regional Banking ETF (a)	20,300	1,388,316
SPDR S&P Retail ETF (a)	4,942	458,716
The 3D Printing ETF (b)	11,564	442,439
TOTAL EXCHANGE TRADED FUNDS (Cost $9,588,623)		9,494,909

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.47%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (c)	3,184,539	3,184,539
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,184,539)		3,184,539

SHORT TERM INVESTMENTS - 0.23%
Money Market Deposit Account - 0.23%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.003% (d)	$21,813	21,813
TOTAL SHORT TERM INVESTMENTS (Cost $21,813)		21,813

Total Investments (Cost $12,794,975) - 133.49%		12,701,261
Liabilities in Excess of Other Assets - (33.49)%		(3,186,268)
TOTAL NET ASSETS - 100.00%		$9,514,993

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

Asset Type	% of Net Assets
Exchange Traded Funds	99.79%
Investments Purchased with Proceeds From Securities Lending	33.47
Short Term Investments	0.23
Total Investments	133.49
Liabilities in Excess of Other Assets	(33.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2021. The total value of securities on loan is $3,101,066, or 32.59% of net assets. See Note 6.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.73%
Auto Parts & Equipment - 0.54%
Fox Factory Holding Corp. (a)	793	$121,511

Banks - 7.31%
Fifth Third Bancorp	27,783	1,126,323
First Financial Bankshares, Inc.	7,839	384,738
The Goldman Sachs Group, Inc.	364	126,836
		1,637,897
Biotechnology - 4.87%
Halozyme Therapeutics, Inc. (a)	21,848	1,091,308

Building Materials - 7.65%
PGT Innovations, Inc. (a)	14,287	376,177
Trex Co., Inc. (a)(b)	12,389	1,337,888
		1,714,065
Commercial Services - 4.76%
PayPal Holdings, Inc. (a)	4,065	1,066,209

Computers - 0.53%
Logitech International SA (b)	1,066	118,198

Distribution/Wholesale - 4.71%
SiteOne Landscape Supply, Inc. (a)(b)	5,882	1,055,113

Electronic Components & Equipment - 0.55%
Generac Holdings, Inc. (a)	377	122,129

Engineering & Construction - 3.33%
TopBuild Corp. (a)	3,354	745,863

Healthcare-Products - 18.82%
Align Technology, Inc. (a)	195	116,128
Avantor, Inc. (a)	39,858	1,277,050
Bio-Techne Corp.	871	372,344
IDEXX Laboratories, Inc. (a)	663	363,980
Repligen Corp. (a)	3,458	732,093
STAAR Surgical Co. (a)(b)	9,880	1,353,661
		4,215,256

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

	Shares	Value
Healthcare-Services - 13.14%
Catalent, Inc. (a)	11,505	1,293,967
Charles River Laboratories International, Inc. (a)	3,952	1,313,842
Medpace Holdings, Inc. (a)	1,976	335,288
		2,943,097
Home Builders - 8.51%
Green Brick Partners, Inc. (a)	30,251	780,778
Installed Building Products, Inc.	8,355	1,125,001
		1,905,779
Iron/Steel - 0.55%
Ternium SA - ADR (a)	3,146	122,977

Mining - 4.39%
Freeport-McMoRan, Inc.	3,445	129,911
Rio Tinto PLC - ADR (b)	1,456	123,847
Teck Resources Ltd. - Class B	34,489	730,132
		983,890
Semiconductors - 7.05%
Entegris, Inc.	1,105	124,401
Monolithic Power Systems, Inc. (b)	1,976	714,087
NVIDIA Corp.	1,235	741,469
		1,579,957
Software - 12.02%
CommVault Systems, Inc. (a)	5,343	371,392
HubSpot, Inc. (a)(b)	1,976	1,040,265
Workday, Inc. - Class A (a)(b)	5,187	1,281,189
		2,692,846
TOTAL COMMON STOCKS (Cost $21,478,177)		22,116,095

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 23.89%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (c)	5,352,399	5,352,399
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,352,399)		5,352,399

SHORT TERM INVESTMENTS - 0.13%

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

Money Market Deposit Account - 0.13%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.003% (d)	$29,520	29,520
TOTAL SHORT TERM INVESTMENTS (Cost $29,520)		29,520

Total Investments (Cost $26,860,096) - 122.75%		27,498,014
Liabilities in Excess of Other Assets - (22.75)%		(5,096,870)
TOTAL NET ASSETS - 100.00%		$22,401,144

Asset Type	% of Net Assets
Common Stocks	98.73%
Investments Purchased with Proceeds From Securities Lending	23.89
Short Term Investments	0.13
Total Investments	122.75
Liabilities in Excess of Other Assets	(22.75)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2021. The total value of securities on loan is $5,122,041, or 22.87% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.70%
Aerospace/Defense - 2.99%
AeroVironment, Inc. (a)(b)	25,393	$2,802,625

Auto Manufacturers - 4.79%
Ford Motor Co. (a)	389,084	4,490,029

Commercial Services - 5.24%
Affirm Holdings, Inc. (a)(b)	69,724	4,915,543

Computers - 2.90%
Lumentum Holdings, Inc. (a)(b)	31,998	2,721,430

Electrical Components & Equipment - 3.02%
Novanta, Inc. (a)	21,526	2,835,189

Electronics - 5.92%
II-VI, Inc. (a)(b)	38,316	2,572,536
Trimble, Inc. (a)	36,324	2,978,568
		5,551,104
Healthcare-Services - 2.94%
Teladoc Health, Inc. (a)(b)	16,019	2,760,875

Internet - 11.72%
Baidu, Inc. - ADR (a)	21,464	4,514,523
Overstock.com, Inc. (a)(b)	44,397	3,618,356
Snap, Inc. - Class A (a)(b)	46,209	2,856,640
		10,989,519
Machinery-Diversified - 2.88%
Harmonic Drive Systems, Inc.	40,100	2,704,154

Miscellaneous Manufacturing - 3.13%
Axon Enterprise, Inc. (a)	19,396	2,940,628

Office/Business Equipment - 3.09%
Datalogic SpA	141,104	2,899,200

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

	Shares	Value
Semiconductors - 21.44%
Advanced Micro Devices, Inc. (a)	35,038	2,859,802
Ambarella, Inc. (a)	28,105	2,739,956
AMS AG (a)	234,249	4,060,401
Himax Technologies, Inc. - ADR (a)	188,417	2,472,031
Micron Technology, Inc. (a)	30,648	2,637,873
SK Hynix, Inc.	22,649	2,606,259
Teradyne, Inc.	21,807	2,727,620
		20,103,942
Software - 23.26%
Agora, Inc. - ADR (a)	51,353	2,496,269
Blue Prism Group PLC (a)	163,452	2,753,959
HUYA, Inc. - ADR (a)(b)	259,044	4,564,355
MicroStrategy, Inc. (a)(b)	4,231	2,780,444
Nuance Communications, Inc. (a)	64,583	3,433,879
Take-Two Interactive Software, Inc. (a)	15,906	2,789,594
Unity Software, Inc. (a)(b)	29,517	2,998,337
		21,816,837
Toys/Games/Hobbies - 3.00%
Nintendo Co. Ltd.	4,900	2,810,696

Transportation - 3.38%
XPO Logistics, Inc. (a)	22,757	3,165,954
TOTAL COMMON STOCKS (Cost $90,481,305)		93,507,725

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.37%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.11% (c)	31,293,497	31,293,497
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $31,293,497)		31,293,497

SHORT TERM INVESTMENTS - 0.84%

The accompanying notes are an integral part of these financial statements.

26

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2021 (Unaudited) (Continued)

Money Market Deposit Account - 0.84%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.003% (d)	$789,505	789,505
TOTAL SHORT TERM INVESTMENTS (Cost $789,505)		789,505

Total Investments (Cost $122,564,307) - 133.91%		125,590,727
Liabilities in Excess of Other Assets - (33.91)%		(31,804,898)
TOTAL NET ASSETS - 100.00%		$93,785,829

Country	% of Net Assets
Austria	4.33%
Britain	2.94
China	12.34
Italy	3.09
Japan	5.88
South Korea	2.78
Taiwan	2.64
United States	65.70
Total Country	99.70
Investments Purchased with Proceeds From Securities Lending	33.37
Short Term Investments	0.84
Total Investments	133.91
Liabilities in Excess of Other Assets	(33.91)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2021. The total value of securities on loan is $30,054,352, or 32.05% of net assets. See Note 6.
(c)	Represents annualized seven-day yield as of the end of the reporting period.
(d)

The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of April 30, 2021.

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

		Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
	Assets:
	Investments, at value (a)(b)	$310,766,286	$12,701,261	$27,498,014	$125,590,727
	Dividends and interest receivable	29,378	-	118	93,235
	Receivable for investments sold	69,130,124	-	269,982	-
	Receivable for fund shares sold	14,165,790	-	-	-
	Securities lending income receivable	20,198	3,507	235	8,514
	Prepaid expenses	83	-	-	-
	Total Assets	394,111,859	12,704,768	27,768,349	125,692,476

	Liabilities:
	Payable for fund shares redeemed	13,982,580	-	-	-
	Payable for collateral upon return of securities loaned	60,676,232	3,184,539	5,352,399	31,293,497
	Payable to Adviser	119,480	5,236	14,806	55,797
	Payable for investments purchased	69,945,317	-	-	548,275
	Payable to Trustees	3,562	-	-	-
	Payable to Custodian	1,675	-	-	-
	Accrued expenses and other liabilities	45,509	-	-	9,078
	Total Liabilities	144,774,355	3,189,775	5,367,205	31,906,647
	Net Assets	$249,337,504	$9,514,993	$22,401,144	$93,785,829

	Net Assets Consist of:
	Capital stock	$387,908,910	$20,777,085	$23,790,281	$85,811,280
	Total distributable earnings/(accumulated deficit)	(138,571,406)	(11,262,092)	(1,389,137)	7,974,549
	Net Assets	$249,337,504	$9,514,993	$22,401,144	$93,785,829

	Net Asset Value:
	Net assets	$249,337,504	$9,514,993	$22,401,144	$93,785,829
	Shares of beneficial interest outstanding (unlimted shares without par authorized)	5,350,000	350,000	650,000	1,750,001
	Net asset value price per share	$46.61	$27.19	$34.46	$53.59

(a)	Cost of investments	$291,665,569	$12,794,975	$26,860,096	$122,564,307
(b)	Including securities on loan at a value of	59,514,546	3,101,066	5,122,041	30,054,352

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2021 (Unaudited)

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Investment Income:
Dividends	$797,418	$33,898	$10,554	$141,909
Less: Foreign witholding taxes and issuance fees	(10,323)	-	(291)	(12,450)
Interest	55	2	2	4
Securities lending income, net	105,802	16,395	875	51,360
Total Investment Income	892,952	50,295	11,140	180,823

Expenses:
Investment advisory fee	779,324	34,968	60,704	232,073
Professional fees	25,755	-	-	-
Administration fees	30,817	-	-	-
Fund accounting fees	914	-	-	-
Trustees fees and expenses	7,528	-	-	-
Printing and mailing expenses	16,912	-	-	-
Custody fees	5,612	-	-	-
Insurance expense	1,458	-	-	-
Tax expense	-	37	-	-
Registration fees	130	-	-	-
Other expenses	156,159	-	-	-
Total Expenses Before Expense Limitation	1,024,609	35,005	60,704	232,073
Net advisory recoupment/(waivers)(see Note 3)	(133,953)	-	-	-
Net Expenses	890,656	35,005	60,704	232,073
Net Investment Income/(Loss)	2,296	15,290	(49,564)	(51,250)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	229,877	1,050,841	(1,897,797)	(1,342,736)
Redemptions sold in-kind on investments	44,548,675	(89,803)	3,443,673	8,700,615
Net change in unrealized appreciation/(depreciation) on:
Investments and translation of foreign currency	7,501,222	(121,704)	821,539	(288,804)
Net Realized and Unrealized Gain/(Loss)	52,279,774	839,334	2,367,415	7,069,075
Net Increase/(Decrease) in Net Assets Resulting From Operations	$52,282,070	$854,624	$2,317,851	$7,017,825

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator IBD® 50 ETF
	Period Ended	Year Ended
	April 30, 2021	October 31, 2020
	(Unaudited)
Operations:
Net investment income/(loss)	$2,296	$272,870
Net realized gain/(loss)	44,778,552	28,614,638
Net change in unrealized appreciation/(depreciation)	7,501,222	(11,998,873)
Net Increase/(Decrease) in Net Assets Resulting from Operations	52,282,070	16,888,635

Distributions to Shareholders:
Net distributions to shareholders	-	-

Capital Share Transactions:
Proceeds from shares sold	181,503,730	282,705,360
Cost of shares redeemed	(166,072,465)	(444,718,170)
Transaction fees (see Note 5)	30	-
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	15,431,295	(162,012,810)
Total Increase/(Decrease) in Net Assets	$67,713,365	$(145,124,175)

Net Assets:
Beginning of period	$181,624,139	$326,748,314
End of period	$249,337,504	$181,624,139

Change in Shares Outstanding:
Shares sold	4,000,000	8,050,000
Shares redeemed	(3,700,000)	(12,850,000)
Net Increase/(Decrease)	300,000	(4,800,000)

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR ETFs TRUST

Innovator IBD® ETF Leaders ETF		Innovator IBD® Breakout Opportunities ETF		Innovator Loup Frontier Tech ETF
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
(Unaudited)		(Unaudited)		(Unaudited)

$15,290	$132,165	$(49,564)	$(7,374)	$(51,250)	$(38,847)
961,038	877,093	1,545,876	1,498,561	7,357,879	2,424,092
(121,704)	(338,429)	821,539	(347,210)	(288,804)	3,589,219
854,624	670,829	2,317,851	1,143,977	7,017,825	5,974,464

(8,339)	(148,611)	-	-	-	-

2,830,594	9,779,665	39,627,644	9,997,395	100,132,414	6,456,430
(2,660,210)	(16,178,065)	(25,427,455)	(13,035,075)	(30,175,525)	(6,290,925)
-	-	-	-	5,872	1,530
170,384	(6,398,400)	14,200,189	(3,037,680)	69,962,761	167,035
$1,016,669	$(5,876,182)	$16,518,040	$(1,893,703)	$76,980,586	$6,141,499

$8,498,324	$14,374,506	$5,883,104	$7,776,807	$16,805,243	$10,663,744
$9,514,993	$8,498,324	$22,401,144	$5,883,104	$93,785,829	$16,805,243

100,000	450,000	1,150,000	450,000	1,850,000	200,000
(100,000)	(750,002)	(750,000)	(600,000)	(550,000)	(200,000)
-	(300,002)	400,000	(150,000)	1,300,000	-

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout each period)

		Investment Operations:					Capital Share Transactions:		Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/ (loss) (j)		Net realized and unrealized gain/ (loss)		Total From Investment Operations	Transaction fees (see Note 5)		Paid from net investment income
Innovator IBD® 50 ETF
For the period ended 4/30/2021 (Unaudited)	$35.97	-	(f)	10.64		10.64	-	(f)	-
For the year ended 10/31/2020	$33.17	0.04		2.76		2.80	-		-
For the year ended 10/31/2019	$31.24	(0.07)		2.00		1.93	-	(f)	-
For the year ended 10/31/2018	$33.34	(0.12)		(1.92)		(2.04)	-	(f)	(0.06)
For the period ended 10/31/2017 (e)	$23.95	0.03		9.36		9.39	-		-
For the year ended 11/30/2016	$23.54	(0.06)		0.47		0.41	-		-
For the period 4/8/2015 (d) - 11/30/2015	$25.00	(0.04)		(1.42)		(1.46)	-		-

Innovator IBD® ETF Leaders ETF
For the period ended 4/30/2021 (Unaudited)	$24.28	0.04		2.89		2.93	-		(0.02)
For the year ended 10/31/2020	$22.11	0.28		2.19		2.47	-		(0.30)
For the year ended 10/31/2019	$22.53	0.34		(0.52)	(k)	(0.18)	-		(0.24)
For the period 12/20/2017 (d) - 10/31/2018	$25.07	0.02		(2.51)		(2.49)	-		(0.05)

Innovator IBD® Breakout Opportunities ETF
For the period ended 4/30/2021 (Unaudited)	$23.53	(0.11)		11.04		10.93	-		-
For the year ended 10/31/2020	$19.44	(0.03)		4.12		4.09	-		-
For the year ended 10/31/2019	$20.26	-	(f)	(0.78)		(0.78)	-	(f)	(0.04)
For the period 9/12/2018 (d) - 10/31/2018	$25.00	(0.01)		(4.73)		(4.74)	-		-

Innovator Loup Frontier Tech ETF
For the period ended 4/30/2021 (Unaudited)	$37.34	(0.04)		16.29		16.25	-	(f)	-
For the year ended 10/31/2020	$23.70	(0.09)		13.73		13.64	-	(f)	-
For the year ended 10/31/2019	$22.77	(0.02)		0.95		0.93	-		-
For the period 7/24/2018 (d) - 10/31/2018	$25.00	(0.01)		(2.22)		(2.23)	-	(f)	-

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Does not include the impact of the expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	The period ended October 31, 2017 consists of eleven months due to the Fund's fiscal year end change.
(f)	Amount represents less than $0.01 per share.
(g)	Excludes in-kind transactions associated with creations and redemptions of the Funds.
(h)

Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

(i)	The ratio of net expenses to average net assets includes tax expense of 0.01%.
(j)	Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(k)

Net realized and unralized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(l)	The ratio of net expenses to average net assets includes tax expense of 0.02%.

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR ETFs TRUST

Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (c)		Expenses, net of waivers/ recoupment (c)		Net investment income/ (loss) (h)	Portfolio turnover rate (b)(g)

10.64	$46.61	29.58%	$249,338	0.92%		0.80%		0.00%	507%
2.80	$35.97	8.42%	$181,624	0.90%		0.80%		0.12%	974%
1.93	$33.17	6.20%	$326,748	0.78%		0.80%		(0.21)%	786%
(2.10)	$31.24	(6.15)%	$440,451	0.84%		0.80%		(0.43)%	719%
9.39	$33.34	39.17%	$181,710	1.03%		0.80%		(0.24)%	501%
0.41	$23.95	1.78%	$35,931	1.13%		0.80%		(0.14)%	1,041%
(1.46)	$23.54	(5.84)%	$70,612	1.13%		0.80%		(0.34)%	546%

2.91	$27.19	12.04%	$9,515	0.60%		0.60%		0.26%	1,064%
2.17	$24.28	11.38%	$8,498	0.62%	(l)	0.62%	(l)	1.27%	1,222%
(0.42)	$22.11	(0.73)%	$14,375	0.61%	(i)	0.61%	(i)	1.54%	1,079%
(2.54)	$22.53	(9.95)%	$32,667	0.60%		0.60%		(0.03)%	619%

10.93	$34.46	46.45%	$22,401	0.80%		0.80%		(0.65)%	872%
4.09	$23.53	21.04%	$5,883	0.80%		0.80%		(0.12)%	1,637%
(0.82)	$19.44	(3.84)%	$7,777	0.80%		0.80%		0.02%	1,777%
(4.74)	$20.26	(18.95)%	$8,105	0.80%		0.80%		(0.38)%	289%

16.25	$53.59	43.51%	$93,786	0.70%		0.70%		(0.15)%	91%
13.64	$37.34	57.59%	$16,805	0.70%		0.70%		(0.32)%	97%
0.93	$23.70	4.07%	$10,664	0.70%		0.70%		(0.07)%	107%
(2.23)	$22.77	(8.92)%	$12,524	0.70%		0.70%		(0.23)%	53%

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  The Trust currently consists of multiple operational series, of which four are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations	Tracking Index (a)
Innovator IBD® 50 ETF	FFTY	April 8, 2015	IBD® 50 Index
Innovator IBD® ETF Leaders ETF (b)	LDRS	December 20, 2017	IBD® ETF Leaders Index
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018	IBD® Breakout Stocks Index
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018	Loup Frontier Tech Index

(a)	Each Fund individually seeks to track their respective index, before fees and expenses.
(b)

LDRS invests primarily in underlying funds (Fund of Fund structure) that themselves seek investment results corresponding to their own respective underlying indexes. In addition to its own fees and expenses, LDRS will pay indirectly a proportional share of the fees and expenses of the underlying funds in which it invests, including advisory and administration fees (Acquired Fund Fees and Expenses).

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations	Tracking Index
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – February	BFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – March	BMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – May	BMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019	S&P 500® Price Index
Innovator S&P 500® Buffer ETF – December	BDEC	November 29, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – February	PFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – March	PMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – May	PMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019	S&P 500® Price Index
Innovator S&P 500® Power Buffer ETF – December	PDEC	November 29, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – February	UFEB	January 31, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – March	UMAR	February 28, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – May	UMAY	April 30, 2020	SPDR S&P 500® ETF Trust
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018	S&P 500® Price Index

34

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Name	Ticker	Commencement of Operations	Tracking Index
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019	S&P 500® Price Index
Innovator S&P 500® Ultra Buffer ETF – December	UDEC	November 29, 2019	S&P 500® Price Index
Innovator MSCI EAFE Power Buffer ETF - January	IJAN	December 31, 2019	iShares MSCI EAFE ETF
Innovator MSCI EAFE Power Buffer ETF - April	IAPR	March 31, 2021	iShares MSCI EAFE ETF
Innovator MSCI EAFE Power Buffer ETF - July	IJUL	June 28, 2019	MSCI EAFE Price Index
Innovator MSCI Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019	iShares MSCI Emerging Markets ETF
Innovator MSCI Emerging Markets Power Buffer ETF - April	EAPR	March 31, 2021	iShares MSCI Emerging Markets ETF
Innovator MSCI Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019	MSCI Emerging Markets Price Index
Innovator Nasdaq-100 Power Buffer ETF - January	NJAN	December 31, 2019	Invesco QQQ Trust
Innovator Nasdaq-100 Power Buffer ETF - April	NAPR	March 31, 2020	Invesco QQQ Trust
Innovator Nasdaq-100 Power Buffer ETF - July	NJUL	June 30, 2020	Nasdaq-100 Price Index
Innovator Nasdaq-100 Power Buffer ETF - October	NOCT	September 30, 2019	Nasdaq-100 Price Index
Innovator Russell 2000 Power Buffer ETF - January	KJAN	December 31, 2019	iShares Russell 2000 ETF
Innovator Russell 2000 Power Buffer ETF - April	KAPR	March 31, 2020	iShares Russell 2000 ETF
Innovator Russell 2000 Power Buffer ETF - July	KJUL	June 30, 2020	Russell 2000 Price Index
Innovator Russell 2000 Power Buffer ETF - October	KOCT	September 30, 2019	Russell 2000 Price Index
Innovator 20+ Year Treasury Bond 5 Floor ETF - July	TFJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July	TBJL	August 17, 2020	iShares 20+ Year Treasury Bond ETF
Innovator Double Stacker ETF - January	DSJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker ETF - October	DSOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Triple Stacker ETF - January	TSJA	December 31, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust, and iShares Russell 2000 ETF
Innovator Triple Stacker ETF - October	TSOC	September 30, 2020	SPDR S&P 500® ETF Trust, Invesco QQQ Trust, and iShares Russell 2000 ETF
Innovator Double Stacker 9 Buffer ETF - January	DBJA	December 31, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator Double Stacker 9 Buffer ETF - October	DBOC	September 30, 2020	SPDR S&P 500® ETF Trust and Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - April	XDAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated Plus ETF - April	XTAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator U.S. Equity Accelerated 9 Buffer ETF - April	XBAP	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated Plus ETF - April	QTAP	March 31, 2021	Invesco QQQ Trust
Innovator U.S. Equity Accelerated ETF - Quarterly	XDSQ	March 31, 2021	SPDR S&P 500® ETF Trust
Innovator Growth Accelerated ETF - Quarterly	XDQQ	March 31, 2021	Invesco QQQ Trust

35

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders.  The Funds list and principally trade their shares on NYSE Arca, Inc. (“NYSE” or the “Exchange”).

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset values (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks, exchange traded funds and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Deposit accounts are valued at acquisition cost. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

36

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

37

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

38

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of April 30, 2021:

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$249,712,605	$-	$-	$249,712,605
Investments Purchased with Proceeds From Securities Lending	-	60,676,232	-	60,676,232
Short Term Investments	377,449	-	-	377,449
Total Assets	$250,090,054	$60,676,232	$-	$310,766,286

LDRS
	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$9,494,909	$-	$-	$9,494,909
Investments Purchased with Proceeds From Securities Lending	-	3,184,539	-	3,184,539
Short Term Investments	21,813	-	-	21,813
Total Assets	$9,516,722	$3,184,539	$-	$12,701,261

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$22,116,095	$-	$-	$22,116,095
Investments Purchased with Proceeds From Securities Lending	-	5,352,399	-	5,352,399
Short Term Investments	29,520	-	-	29,520
Total Assets	$22,145,615	$5,352,399	$-	$27,498,014

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$93,507,725	$-	$-	$93,507,725
Investments Purchased with Proceeds From Securities Lending	-	31,293,497	-	31,293,497
Short Term Investments	789,505	-	-	789,505
Total Assets	$94,297,230	$31,293,497	$-	$125,590,727

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the period ended April 30, 2021.

39

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short–term capital gains) and (ii) certain net tax–exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2021, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2021, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since the fiscal year ended November 30, 2016, as applicable.

40

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital.
These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2020, the Funds made the following permanent book–to–tax reclassifications primarily related to net operating loss forfeiture and redemptions in kind:

	Distributable Earnings/	Paid-In
	(Accumulated Deficit)	Capital
FFTY	$(57,770,837)	$57,770,837
LDRS	(1,308,956)	1,308,956
BOUT	(965,030)	965,030
LOUP	(2,930,089)	2,930,089

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  FFTY, BOUT and LOUP intend to pay out dividends from their net investment income, if any, annually. LDRS intends to pay out dividends from its net investment income, if any, quarterly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex–dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

Distributions received from investments in master limited partnerships (“MLPs”), closed–end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed–end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed–end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

41

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency–related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day–to–day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to LDRS, BOUT and LOUP, LDRS pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.60%, BOUT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.80% and LOUP pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%. During the term of the Advisory Agreement, the Adviser pays all expenses of LDRS, BOUT and LOUP, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

42

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Penserra Capital Management LLC (the “Sub–Adviser”) acts as sub–adviser to the Funds pursuant to a sub–advisory agreement between the Adviser and the Sub–Adviser with respect to the Funds (“Sub–Advisory Agreement”) and, pursuant to the Sub–Advisory Agreement, is responsible for execution of the Sub–Adviser’s strategy for each of the Funds. The Sub–Adviser is responsible for the day–to–day management of the Fund’s portfolio. Pursuant to the Sub–Advisory Agreement between the Adviser and the Sub–Adviser, the Adviser pays the Sub–Adviser a fee, based on the Funds’ average daily net assets, for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b–1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2021. Pursuant to the terms of the Expense Limitation Agreement, Innovator is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and/or expense payments. The Fund may only make such repayment to the Adviser if, after the recoupment payment has been taken into account, it does not cause the Fund’s expense ratio to exceed either the expense cap in place at the time the expenses were waived or the Fund’s current expense cap. For the period ended April 30, 2021, the Adviser waived $133,953 of their advisory fees for FFTY without recouping any of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2021	FYE 10/31/2022	FYE 10/31/2023	FYE 10/31/2024	Total
FFTY	$85,508	$29,673	$268,534	$133,953	$517,668

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

43

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2021, the cost of purchases and proceeds from sales of investment securities, other than in–kind purchases and sales and short–term investments were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
FFTY	$-	$1,221,600,206	$-	$1,105,314,686
LDRS	-	119,968,846	-	119,955,868
BOUT	-	131,234,679	-	131,674,786
LOUP	-	59,540,356	-	58,015,005

For the period ended April 30, 2021, in–kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Creations	Redemptions
FFTY	$65,897,602	$166,269,321
LDRS	2,825,172	2,652,822
BOUT	39,509,696	25,196,880
LOUP	97,187,791	29,087,619

Net capital gains or losses resulting from in–kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker–dealer. Such transactions may be subject to customary commission rates imposed by the broker–dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in–kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. FFTY, LDRS and BOUT each charge a $250 transaction fee on creations and redemptions of the respective Fund. LOUP charges a $500 transaction fee on creations and redemptions of the Fund. An additional charge may be imposed with respect to custom order transactions effected outside of the clearing process through a DTC Participant or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. Each Fund, subject to approval by the Board of Trustees, may adjust transaction fees from time to time based upon actual experience. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

44

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.	SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the Funds’ custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. Mount Vernon has an overnight and continuous maturity. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. In the event of a borrower’s material default, the Agent shall take all actions the Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Agents’ expense, or pay the Funds an amount equal to the market value of the loaned securities, subject to certain limitations.

45

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

As of April 30, 2021, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
FFTY	$59,514,546	$60,676,232	$105,802
LDRS	3,101,066	3,184,539	16,395
BOUT	5,122,041	5,352,399	875
LOUP	30,054,352	31,293,497	51,360

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

7.	FEDERAL INCOME TAX INFORMATION

At October 31, 2020, the cost of investments and net unrealized appreciation/
(depreciation) for federal income tax purposes were as follows:

	FFTY	LDRS	BOUT	LOUP

Cost of Portfolio	$193,978,806	$10,861,621	$6,814,296	$15,893,985
Gross Unrealized Appreciation	$15,204,302	$141,572	$122,949	$3,824,112
Gross Unrealized Depreciation	(9,754,182)	(191,423)	(331,043)	(679,031)
Net Unrealized Appreciation/(Depreciation)	$5,450,120	$(49,851)	$(208,094)	$3,145,081	(a)

(a) Includes foreign currency unrealized.

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals.

As of October 31, 2020, the components of distributable earnings/(accumulated deficit) on a tax basis were as follows:

	FFTY	LDRS	BOUT	LOUP

Accumulated Capital and Other Losses	$(196,303,596)	$(12,066,865)	$(3,498,894	$(2,188,357)
Other Gains/(Losses)	–	–	–	–
Undistributed Net Ordinary Income	–	8,339	–	–
Unrealized Appreciation/(Depreciation) on Investments	5,450,120	(49,851)	(208,094)	3,145,081
Total Distributable Earnings/(Accumulated Deficit)	$(190,853,476)	$(12,108,377)	$(3,706,988)	$956,724

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.

46

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2020, the Funds deferred the following qualified late year ordinary losses:

	FFTY	LDRS	BOUT	LOUP

Late Year Ordinary Losses	$–	$–	$10,141	$16,570

At October 31, 2020, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	FFTY	LDRS	BOUT	LOUP

Indefinite Short-Term	$196,275,603	$12,066,865	$3,488,753	$2,113,725
Indefinite Long-Term	–	–	–	42,933

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders. During the current tax year ended October 31, 2020, BOUT utilized $366,977 of capital loss carryforwards available.

The tax character of the distributions paid by the Funds during the fiscal years ended October 31, 2020 and October 31, 2019 were as follows:

	FFTY		LDRS		BOUT		LOUP
	2020	2019	2020	2019	2020	2019	2020	2019
Distributions paid from:
Net Ordinary Income	$–	$–	$148,611	$250,719	$–	$21,386	$–	$–
Net Long-Term Capital Gains	–	–	–	–	–	–	–	–
Return of Capital	–	–	–	–	–	–	–	–
Total Distributions Paid	$–	$–	$148,611	$250,719	$–	$21,386	$–	$–

47

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

8.	COVID-19

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

9.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

48

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019–present), Founding Principal and President (2001–2019), Timothy Financial Counsel, Inc.	70	None
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007–2015).	70	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	70	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003– 2019).

49

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	70	None
Officers
John W. Southard 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	70	Independent Trustee, ETF Managers Group, LLC (2012–2018)
Kevin Gustafson 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1965	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2020	Chief Compliance Officer, Innovator Capital Management LLC (2019 - present); General Counsel, Innovator Capital Management LLC (2019 - present); Chief Compliance Officer, General Counsel and Chief Risk Officer, Americas, Eastspring Investments, Inc. (2012 - 2019).	70	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

50

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.	INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.	PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.	INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N–Q or Part F of Form N–PORT (beginning with filings after March 31, 2020). The Trust’s Form N–Q or Part F of Form
N–PORT is available without charge, upon request, by calling 1–877–386–3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N–Q or Part F of Form N–PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1–800–SEC–0330.

4.	HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

51

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

5.	ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

6.	TAX NOTICE

For the fiscal year ended October 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended October 31, 2020, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively:

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	0.00%	0.00%
LDRS	50.85	31.41
BOUT	0.00	0.00
LOUP	0.00	0.00

For the taxable year ended October 31, 2020, the Funds didn’t pay any ordinary income distributions that were designated as short–term capital gain distributions under Internal Revenue Section 871(k)2(c).

52

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

(b)	N/A

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust

By (Signature and Title)*/s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date   6/29/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date   6/29/2021

By (Signature and Title)* /s/ John Southard

John Southard, Principal Financial Officer

Date   6/29/2021

* Print the name and title of each signing officer under his or her signature.